UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman, President
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

JUNE 30, 2010
RYDEX DYNAMIC FUNDS SEMI - ANNUAL REPORT

BROAD MARKET FUNDS
S&P 500 2X STRATEGY FUND
INVERSE S&P 500 2X STRATEGY FUND
NASDAQ-100® 2X STRATEGY FUND
INVERSE NASDAQ-100® 2X STRATEGY FUND
DOW 2X STRATEGY FUND
INVERSE DOW 2X STRATEGY FUND
RUSSELL 2000® 2X STRATEGY FUND
INVERSE RUSSELL 2000® 2X STRATEGY FUND

GO GREEN!

ELIMINATE MAILBOX CLUTTER

Go paperless with Rydex|SGI eDelivery—a service giving you full online access to account information and documents. Save time, cut down on mailbox clutter and be a friend to the environment with eDelivery.

With Rydex|SGI eDelivery you can:

- View online confirmations and statements at your convenience.
- Receive email notifications when your most recent confirmations, statements and other account documents are available for review.
- Access prospectuses, annual reports and semiannual reports online.

It's easy to enroll:

1/ Visit www.rydex-sgi.com and select "Individual Investors"

2/ Click on "eDelivery Sign-Up" eDELIVERY

3/ Follow the simple enrollment instructions

If you have **questions about Rydex|SGI eDelivery services**, contact one of our Shareholder Service Representatives at **800.820.0888.**

RYDEX | SGI
SECURITY GLOBAL INVESTORS℠

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	4

ABOUT SHAREHOLDERS’ FUND EXPENSES	5

S&P 500 2x STRATEGY FUND	8

INVERSE S&P 500 2x STRATEGY FUND	19

NASDAQ-100® 2x STRATEGY FUND	25

INVERSE NASDAQ-100® 2x STRATEGY FUND	32

DOW 2x STRATEGY FUND	38

INVERSE DOW 2x STRATEGY FUND	45

RUSSELL 2000® 2x STRATEGY FUND	51

INVERSE RUSSELL 2000® 2x STRATEGY FUND	77

NOTES TO FINANCIAL STATEMENTS	83

OTHER INFORMATION	92

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	93
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
The mood surrounding the economy and investments changed during the first half of 2010, from one sustained by the belief that U.S. economic recovery was taking hold to one where a double-dip recession couldn’t be ruled out. Anxiety in the markets was at its highest level since the economy started gathering strength about a year ago.
Precipitating much of the change in sentiment was the Greek economic crisis. With the economy in shambles, the country requested an international bailout in April, later receiving commitments of $140 billion from the International Monetary Fund and the European Union, and prompting eurozone governments to set up a $550 billion fund to help stabilize EU states.
After a solid first quarter, U.S. stocks stumbled in the April-June quarter, as investors grew defensive, which helped boost the price of gold and relatively safe U.S. Treasuries. Continuing weakness in employment, and a slump in new home sales following the end of a federal tax credit, led forecasters to revisit estimates of around 3% second-quarter GDP, indeed estimates for the entire year. Debate brewed about U.S. government spending, the source of much recent economic growth through massive stimulus efforts, and whether further stimulus or some belt-tightening was now in order. The Federal Reserve indicated that it would keep short-term rates near zero for an extended period, but the language surrounding the declaration was less optimistic than in recent months. At a White House meeting in late June, President Obama and Fed Chairman Ben Bernanke struck a moderate tone, saying that they agreed the economy is “into recovery.” But the president acknowledged that European economic troubles and the pressing unemployment problem were responsible for some headwinds and continued skittishness among businesses and investors.
Another notable event in the first half was concern of a retraction in the Chinese domestic economy and real estate market, which damaged domestic equity market performance there and rippled out to global markets. In spite of these developments, the OECD raised its estimate of global economic growth for 2010 to 4.6%. Echoing that was U.S. corporate earnings. The stocks in the S&P 500 Index* were forecast to grow from 25-30% from a year ago.
The first half was a tale of two equity markets in the U.S. The first lasted until late April, with equities rising about 11%. Economic troubles in Europe then rattled investors, along with weak employment and housing reports, and equities suffered a 15% decline from the April high through the end of June. Through June 30, the Dow Jones Industrial Average* was down about 6%, ending the half at a new low for 2010. Similar 6-7% drops befell the S&P and NASDAQ*. Most sectors of the market have lost ground this year. The energy and materials sectors have been hit the hardest, losing about 13%, and the consumer discretionary sector has fallen 9%.
In major overseas stock markets, China’s Shanghai Composite fell about 27% for the first half, and Japan’s Nikkei 225* Index slipped to its lowest level since November based on Chinese market weakness. Reflecting economic concern in Greece, the Greece ASE Composite fell 35% in the first half, while the relative economic stability in Germany helped its DAX eke out a first half gain of 0.1%. The MSCI EAFE* Index was down about 13% for the first half, while the MSCI Emerging Markets Index* was down about 7%.
In credit markets in the first half, the rally that had been going strong since late 2008 slowed. Corporate bond prices slipped from their recent peak in the first quarter of 2010, when yields were at their lowest level relative to Treasurys since November 2007. The change in outlook for credit markets was reflected in the three-month London interbank offered rate, which at the end of the half was at its highest level since mid-2009, and also in a flattening of the U.S. Treasury yield curve.
U.S. Treasury prices rose as funds searched for a safe haven, and concerns grew about the strength of the U.S. recovery. By the end of the first half, the yield on the 10-year note fell below 3% for the first time since April 2009, from 3.85% in January, while the two-year note yield reached a record low. The fall in yield was in spite of $300 billion in new issuance in the second quarter. According to index data from Bank of America Merrill Lynch, Treasurys rose 5.8% for the first half.
2	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

Currency moves made news in the first half. The euro fell 15% against the dollar in the first half of the year. Analysts said the drop reflected a growing view that countries in the euro zone will need to cut spending in the face of mounting deficits, which could undermine economic growth. China in June said it would allow its currency, the yuan, to move more a bit more freely against the dollar, after being pegged to the dollar for the past couple of years. The move helped deflect criticism that China wasn’t doing enough to help the global economic recovery in advance of a G20 summit in mid-June.
Leading news in the commodities markets was the record price of gold. The price of an ounce has climbed about 10% so far in 2010, reaching a record high in late June of $1,265. Oil ended the first half just shy of $76 per barrel; its decline of almost 10% in the April-June period marked its first quarterly decline since 2008.
At Rydex|SGI, we have noted the change in the tenor of markets at mid-year. U.S. GDP is growing, but every month of poor employment and housing reports postpones a convincing recovery. Corporate profit growth plays to the potential for improving equities markets at home, but the continuing appeal of safe havens in metals, currencies and government bonds suggests investors remain cautious about the strength of the global economy. Countries around the world are facing challenges at the same time, with massive debt and deficit problems in Europe, slowing growth in China and possible stalling of the U.S. recovery.
Many of the products in the Rydex|SGI family are designed to help investors navigate uncertain markets, particularly several recent launches in our alternative mutual fund space. We invite you to find out more, and we thank you for the opportunity to be a part of your investment planning.
Sincerely,

Michael Byrum
President & Chief Investment Officer

* Indices are defined as follows:
Standard & Poor’s 500 Index (S&P 500) – a capitalization-weighted index covering 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE Euronext issues).
NASDAQ Composite – a capitalization-weighted index of more than 3,000 companies listed on the NASDAQ Stock Market.
The Dow Jones Industrial Average (DJIA) – a price-weighted average of 30 significant stocks traded on the New York Stock Exchange and the Nasdaq.
Nikkei 225 – a price-weighted index of 225 blue-chip companies traded on the Tokyo Stock Exchange.
MSCI EAFE Index (Europe, Australasia, Far East) – a market-capitalization index designed to measure equity market performance in developed markets, excluding the U.S. & Canada. Consists on 2010 of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.
MSCI EAFE Emerging Markets – a market-capitalization index designed to measure equity market performance in emerging markets. Consists in 2010 of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.
Performance displayed represents past performance which is no guarantee of future results. Of course, fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call us at 800.820.0888 or visit www.rydex-sgi.com.
Read each fund’s prospectus and summary prospectus (if available) carefully before investing. It contains the fund’s investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at www.rydex-sgi.com or call 800.820.0888.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	3

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

Many of the Rydex Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.
Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.
An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0%–in line with its benchmark.
On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index	Index	Fund		Fund
	Level	Performance	Expectation	Fund NAV	Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.
Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.
In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.
As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.
4	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)
June 30, 2010
All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning December 31, 2009 and ending June 30, 2010.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b), Rydex prototype money purchase plan and profit sharing plan accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (continued)
June 30, 2010

				Beginning	Ending	Expenses
	Expense	Fund		Account Value	Account Value	Paid During
	RatioB	Return		December 31, 2009	June 30, 2010	PeriodA
Table 1. Based on actual Fund returnC
S&P 500 2x Strategy Fund
A-Class	1.78%	(15.93%	)	$1,000.00	$840.70	$8.12
C-Class	2.53%	(16.19%	)	1,000.00	838.10	11.53
H-Class	1.78%	(15.93%	)	1,000.00	840.70	8.12
Inverse S&P 500 2x Strategy Fund
A-Class	1.77%	6.98%		1,000.00	1,069.80	9.08
C-Class	2.57%	6.69%		1,000.00	1,066.90	13.17
H-Class	1.78%	7.06%		1,000.00	1,070.60	9.14
NASDAQ-100® 2x Strategy Fund
A-Class	1.83%	(14.92%	)	1,000.00	850.80	8.40
C-Class	2.57%	(15.23%	)	1,000.00	847.70	11.77
H-Class	1.83%	(14.85%	)	1,000.00	851.50	8.40
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	4.64%		1,000.00	1,046.40	9.23
C-Class	2.62%	4.54%		1,000.00	1,045.40	13.29
H-Class	1.82%	4.79%		1,000.00	1,047.90	9.24
Dow 2x Strategy Fund
A-Class	1.84%	(12.72%	)	1,000.00	872.80	8.55
C-Class	2.56%	(13.06%	)	1,000.00	869.40	11.87
H-Class	1.82%	(12.78%	)	1,000.00	872.20	8.45
Inverse Dow 2x Strategy Fund
A-Class	1.82%	4.38%		1,000.00	1,043.80	9.22
C-Class	2.62%	3.94%		1,000.00	1,039.40	13.25
H-Class	1.82%	4.42%		1,000.00	1,044.20	9.22
Russell 2000® 2x Strategy Fund
A-Class	1.82%	(7.64%	)	1,000.00	923.60	8.68
C-Class	2.60%	(8.01%	)	1,000.00	919.90	12.38
H-Class	1.81%	(7.65%	)	1,000.00	923.50	8.63
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.80%	(7.20%	)	1,000.00	928.00	8.60
C-Class	2.63%	(7.27%	)	1,000.00	927.30	12.57
H-Class	1.81%	(7.09%	)	1,000.00	929.10	8.66
6	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)
June 30, 2010

			Beginning	Ending	Expenses
	Expense	Fund	Account Value	Account Value	Paid During
	RatioB	Return	December 31, 2009	June 30, 2010	PeriodA
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500 2x Strategy Fund
A-Class	1.78%	5.00%	$1,000.00	$1,015.97	$8.90
C-Class	2.53%	5.00%	1,000.00	1,012.25	12.62
H-Class	1.78%	5.00%	1,000.00	1,015.97	8.90
Inverse S&P 500 2x Strategy Fund
A-Class	1.77%	5.00%	1,000.00	1,016.02	8.85
C-Class	2.57%	5.00%	1,000.00	1,012.05	12.82
H-Class	1.78%	5.00%	1,000.00	1,015.97	8.90
NASDAQ-100® 2x Strategy Fund
A-Class	1.83%	5.00%	1,000.00	1,015.72	9.15
C-Class	2.57%	5.00%	1,000.00	1,012.05	12.82
H-Class	1.83%	5.00%	1,000.00	1,015.72	9.15
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.77	9.10
C-Class	2.62%	5.00%	1,000.00	1,011.80	13.07
H-Class	1.82%	5.00%	1,000.00	1,015.77	9.10
Dow 2x Strategy Fund
A-Class	1.84%	5.00%	1,000.00	1,015.67	9.20
C-Class	2.56%	5.00%	1,000.00	1,012.10	12.77
H-Class	1.82%	5.00%	1,000.00	1,015.77	9.10
Inverse Dow 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.77	9.10
C-Class	2.62%	5.00%	1,000.00	1,011.80	13.07
H-Class	1.82%	5.00%	1,000.00	1,015.77	9.10
Russell 2000® 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.77	9.10
C-Class	2.60%	5.00%	1,000.00	1,011.90	12.97
H-Class	1.81%	5.00%	1,000.00	1,015.82	9.05
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.80%	5.00%	1,000.00	1,015.87	9.00
C-Class	2.63%	5.00%	1,000.00	1,011.75	13.12
H-Class	1.81%	5.00%	1,000.00	1,015.82	9.05

A	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

B	Annualized.

C	Actual cumulative return of net asset value for the period December 31, 2009 to June 30, 2010.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	7

FUND PROFILE (Unaudited)
June 30, 2010

S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)

Exxon Mobil Corp.	2.2%
Apple, Inc.	1.7%
Microsoft Corp.	1.3%
Procter & Gamble Co.	1.3%
Johnson & Johnson	1.2%
International Business Machines Corp.	1.2%
General Electric Co.	1.2%
JPMorgan Chase & Co.	1.1%
Bank of America Corp.	1.1%
AT&T, Inc.	1.1%

Top Ten Total	13.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

8	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 70. 7%

INFORMATION TECHNOLOGY - 13.2%
Apple, Inc.*	6,672	$1,678,208
Microsoft Corp.	55,910	1,286,489
International Business Machines Corp.	9,400	1,160,712
Cisco Systems, Inc.*	41,880	892,463
Intel Corp.	40,802	793,599
Google, Inc. — Class A*	1,770	787,561
Hewlett-Packard Co.	17,120	740,954
Oracle Corp.	28,711	616,138
QUALCOMM, Inc.	12,030	395,065
EMC Corp.*	15,073	275,836
Visa, Inc. — Class A	3,322	235,031
Texas Instruments, Inc.	8,960	208,589
Corning, Inc.	11,450	184,918
eBay, Inc.*	8,339	163,528
Dell, Inc.*	12,640	152,438
Automatic Data Processing, Inc.	3,690	148,559
Mastercard, Inc. — Class A	710	141,666
Yahoo!, Inc.*	8,630	119,353
Applied Materials, Inc.	9,850	118,397
Motorola, Inc.*	17,043	111,120
Cognizant Technology Solutions Corp. — Class A*	2,198	110,032
Broadcom Corp. — Class A	3,166	104,383
Adobe Systems, Inc.*	3,864	102,126
NetApp, Inc.*	2,530	94,394
Juniper Networks, Inc.*	3,863	88,154
Symantec Corp.*	5,860	81,337
Xerox Corp.	10,112	81,300
Intuit, Inc.*	2,300	79,971
Western Union Co.	4,930	73,506
Agilent Technologies, Inc.*	2,550	72,497
SanDisk Corp.*	1,686	70,930
Salesforce.com, Inc.*	826	70,887
Fidelity National Information Services, Inc.	2,432	65,226
Paychex, Inc.	2,360	61,289
Analog Devices, Inc.	2,192	61,069
Citrix Systems, Inc.*	1,363	57,559
Altera Corp.	2,213	54,905
Micron Technology, Inc.*	6,258	53,130
CA, Inc.	2,860	52,624
Fiserv, Inc.*	1,125	51,368
Akamai Technologies, Inc.*	1,260	51,118
Computer Sciences Corp	1,127	50,997
Xilinx, Inc.	2,010	50,773
Western Digital Corp.*	1,677	50,578
Amphenol Corp. — Class A	1,267	49,768
BMC Software, Inc.*	1,330	46,058
Linear Technology Corp.	1,640	45,608
NVIDIA Corp.*	4,199	42,872

		MARKET
	SHARES	VALUE

Autodesk, Inc.*	1,680	$40,925
Red Hat, Inc.*	1,380	39,937
Harris Corp.	950	39,568
Microchip Technology, Inc.	1,356	37,615
Teradata Corp.*	1,217	37,094
SAIC, Inc.*	2,150	35,991
VeriSign, Inc.*	1,336	35,471
McAfee, Inc.*	1,140	35,021
KLA-Tencor Corp.	1,250	34,850
Electronic Arts, Inc.*	2,403	34,603
FLIR Systems, Inc.*	1,120	32,581
Advanced Micro Devices, Inc.*	4,150	30,378
National Semiconductor Corp.	1,750	23,555
LSI Corp.*	4,790	22,034
Total System Services, Inc.	1,446	19,666
Lexmark International, Inc. — Class A*	580	19,157
Jabil Circuit, Inc.	1,419	18,873
Molex, Inc.	1,000	18,240
Tellabs, Inc.	2,835	18,116
Novellus Systems, Inc.*	697	17,676
MEMC Electronic Materials, Inc.*	1,670	16,500
JDS Uniphase Corp.*	1,650	16,236
Novell, Inc.*	2,574	14,620
QLogic Corp.*	820	13,628
Compuware Corp.*	1,650	13,167
Teradyne, Inc.*	1,325	12,919
Monster Worldwide, Inc.*	920	10,718

Total Information Technology		12,774,222

FINANCIALS - 11.5%
JPMorgan Chase & Co.	29,182	1,068,353
Bank of America Corp.	73,570	1,057,201
Wells Fargo & Co.	38,212	978,227
Berkshire Hathaway, Inc. — Class B*	12,170	969,827
Citigroup, Inc.*	165,760	623,258
Goldman Sachs Group, Inc.	3,770	494,888
American Express Co.	8,807	349,638
U.S. Bancorp	14,063	314,308
Morgan Stanley	10,250	237,902
MetLife, Inc.	6,014	227,089
Bank of New York Mellon Corp.	8,890	219,494
PNC Financial Services Group, Inc.	3,860	218,090
Prudential Financial, Inc.	3,423	183,678
Travelers Companies, Inc.	3,630	178,778
Simon Property Group, Inc.	2,146	173,289
Aflac, Inc.	3,437	146,657
CME Group, Inc. — Class A	480	135,144
Capital One Financial Corp.	3,347	134,884
BB&T Corp.	5,082	133,707
State Street Corp.	3,682	124,525
Chubb Corp.	2,400	120,024
Allstate Corp.	3,943	113,282
Charles Schwab Corp.	7,183	101,855

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	9

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Franklin Resources, Inc.	1,080	$93,085
Progressive Corp.	4,920	92,102
Marsh & McLennan Companies, Inc.	3,966	89,433
Public Storage	1,000	87,910
Equity Residential	2,068	86,112
Loews Corp.	2,580	85,940
SunTrust Banks, Inc.	3,670	85,511
Vornado Realty Trust	1,158	84,476
T. Rowe Price Group, Inc.	1,900	84,341
Northern Trust Corp.	1,770	82,659
AON Corp.	1,980	73,498
Boston Properties, Inc.	1,020	72,767
Hartford Financial Services Group, Inc.	3,260	72,144
Fifth Third Bancorp	5,828	71,626
HCP, Inc.	2,160	69,660
Ameriprise Financial, Inc.	1,880	67,924
Host Hotels & Resorts, Inc.	4,826	65,054
IntercontinentalExchange, Inc.*	540	61,036
Invesco Ltd.	3,430	57,727
Regions Financial Corp.	8,740	57,509
AvalonBay Communities, Inc.	610	56,956
Discover Financial Services	3,995	55,850
Principal Financial Group, Inc.	2,336	54,756
Lincoln National Corp.	2,218	53,875
Ventas, Inc.	1,147	53,852
Unum Group	2,444	53,035
NYSE Euronext	1,909	52,746
M&T Bank Corp.	610	51,819
KeyCorp	6,448	49,585
Comerica, Inc.	1,293	47,621
Genworth Financial, Inc. — Class A*	3,590	46,921
Hudson City Bancorp, Inc.	3,476	42,546
Plum Creek Timber Company, Inc.	1,200	41,436
XL Group plc	2,510	40,185
Kimco Realty Corp.	2,970	39,917
Health Care REIT, Inc.	910	38,329
People’s United Financial, Inc.	2,748	37,098
SLM Corp.*	3,558	36,968
ProLogis	3,494	35,394
American International Group, Inc.*	990	34,096
Legg Mason, Inc.	1,206	33,804
Cincinnati Financial Corp.	1,196	30,941
Torchmark Corp.	610	30,201
Huntington Bancshares, Inc.	5,250	29,085
Moody’s Corp.	1,440	28,685
Assurant, Inc.	820	28,454
Marshall & Ilsley Corp.	3,868	27,772
Leucadia National Corp.*	1,390	27,119
CB Richard Ellis Group, Inc. — Class A*	1,980	26,948
Zions Bancorp	1,180	25,453

		MARKET
	SHARES	VALUE

First Horizon National Corp.*	1,676	$19,191
NASDAQ OMX Group, Inc.*	1,070	19,025
E*Trade Financial Corp.*	1,450	17,139
Apartment Investment & Management Co. — Class A	860	16,658
Federated Investors, Inc. — Class B	646	13,379
Janus Capital Group, Inc.	1,350	11,988

Total Financials		11,153,439

HEALTH CARE - 8.6%
Johnson & Johnson	20,221	1,194,252
Pfizer, Inc.	59,150	843,479
Merck & Company, Inc.	22,869	799,729
Abbott Laboratories	11,320	529,550
Amgen, Inc.*	7,020	369,252
Bristol-Myers Squibb Co.	12,614	314,593
Medtronic, Inc.	8,080	293,062
Eli Lilly & Co.	7,440	249,240
UnitedHealth Group, Inc.	8,340	236,856
Gilead Sciences, Inc.*	6,530	223,848
Express Scripts, Inc. — Class A*	4,020	189,020
Medco Health Solutions, Inc.*	3,350	184,518
Baxter International, Inc.	4,370	177,597
Celgene Corp.*	3,380	171,772
WellPoint, Inc.*	3,130	153,151
Thermo Fisher Scientific, Inc.*	3,012	147,739
McKesson Corp.	1,986	133,380
Allergan, Inc.	2,250	131,085
Becton Dickinson and Co.	1,710	115,630
Stryker Corp.	2,070	103,624
Genzyme Corp.*	1,957	99,357
Biogen Idec, Inc.*	1,960	93,002
Intuitive Surgical, Inc.*	286	90,267
Cardinal Health, Inc.	2,665	89,571
St. Jude Medical, Inc.*	2,404	86,760
Aetna, Inc.	3,120	82,306
Zimmer Holdings, Inc.*	1,490	80,534
Hospira, Inc.*	1,218	69,974
AmerisourceBergen Corp. — Class A	2,070	65,723
Boston Scientific Corp.*	11,120	64,496
Life Technologies Corp.*	1,343	63,457
CIGNA Corp.	2,030	63,052
Forest Laboratories, Inc.*	2,218	60,840
Laboratory Corporation of America Holdings*	760	57,266
Humana, Inc.*	1,250	57,088
Quest Diagnostics, Inc.	1,107	55,095
CR Bard, Inc.	700	54,271
Varian Medical Systems, Inc.*	910	47,575
DaVita, Inc.*	760	47,454
Millipore Corp.*	414	44,153
Waters Corp.*	680	43,996
Mylan, Inc.*	2,260	38,510
Cerner Corp.*	500	37,945

10	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Watson Pharmaceuticals, Inc.*	790	$32,050
DENTSPLY International, Inc.	1,070	32,004
Cephalon, Inc.*	551	31,269
CareFusion Corp.*	1,347	30,577
Patterson Companies, Inc.	677	19,315
Coventry Health Care, Inc.*	1,078	19,059
PerkinElmer, Inc.	860	17,776
King Pharmaceuticals, Inc.*	1,833	13,912
Tenet Healthcare Corp.*	3,202	13,897

Total Health Care		8,263,928

CONSUMER STAPLES - 8.2%
Procter & Gamble Co.	21,120	1,266,778
Coca-Cola Co.	16,920	848,030
Wal-Mart Stores, Inc.	15,230	732,106
PepsiCo, Inc.	11,830	721,039
Philip Morris International, Inc.	13,580	622,507
Kraft Foods, Inc. — Class A	12,778	357,784
Altria Group, Inc.	15,270	306,011
CVS Caremark Corp.	9,980	292,614
Colgate-Palmolive Co.	3,600	283,536
Walgreen Co.	7,170	191,439
Kimberly-Clark Co.	3,040	184,315
Costco Wholesale Corp.	3,228	176,991
General Mills, Inc.	4,872	173,053
Sysco Corp.	4,340	123,994
Archer-Daniels-Midland Co.	4,720	121,870
HJ Heinz Co.	2,316	100,098
Kellogg Co.	1,870	94,061
Kroger Co.	4,740	93,331
Avon Products, Inc.	3,136	83,104
Lorillard, Inc.	1,120	80,618
ConAgra Foods, Inc.	3,270	76,256
Mead Johnson Nutrition Co. — Class A	1,496	74,980
Sara Lee Corp.	4,850	68,385
Dr Pepper Snapple Group, Inc.	1,800	67,302
Reynolds American, Inc.	1,244	64,837
Clorox Co.	1,030	64,025
Coca-Cola Enterprises, Inc.	2,388	61,754
Hershey Co.	1,220	58,475
Safeway, Inc.	2,850	56,031
JM Smucker Co.	869	52,331
Molson Coors Brewing Co. — Class B	1,160	49,138
Campbell Soup Co.	1,370	49,087
Estee Lauder Companies, Inc. — Class A	876	48,819
Brown-Forman Corp. — Class B	800	45,784
Whole Foods Market, Inc.*	1,257	45,277
Tyson Foods, Inc. — Class A	2,242	36,746
McCormick & Company, Inc.	968	36,745
Constellation Brands, Inc. — Class A*	1,410	22,024
Hormel Foods Corp.	510	20,645

		MARKET
	SHARES	VALUE

SUPERVALU, Inc.	1,560	$16,910
Dean Foods Co.*	1,330	13,393

Total Consumer Staples		7,882,223

ENERGY - 7.6%
Exxon Mobil Corp.	37,488	2,139,437
Chevron Corp.	14,730	999,578
ConocoPhillips	10,906	535,376
Schlumberger Ltd.	8,750	484,225
Occidental Petroleum Corp.	5,960	459,814
Apache Corp.	2,470	207,949
Devon Energy Corp.	3,277	199,635
EOG Resources, Inc.	1,856	182,575
Halliburton Co.	6,640	163,012
Marathon Oil Corp.	5,198	161,606
Anadarko Petroleum Corp.	3,630	131,007
Baker Hughes, Inc.	3,147	130,821
Hess Corp.	2,139	107,677
National Oilwell Varco, Inc.	3,070	101,525
Chesapeake Energy Corp.	4,770	99,931
Southwestern Energy Co.*	2,540	98,146
Spectra Energy Corp.	4,750	95,332
Williams Companies, Inc.	4,281	78,257
Noble Energy, Inc.	1,280	77,222
Peabody Energy Corp.	1,973	77,203
Valero Energy Corp.	4,147	74,563
Murphy Oil Corp.	1,396	69,172
Smith International, Inc.	1,820	68,523
Cameron International Corp.*	1,790	58,211
El Paso Corp.	5,160	57,328
Consol Energy, Inc.	1,659	56,008
Pioneer Natural Resources Co.	854	50,770
FMC Technologies, Inc.*	894	47,078
Range Resources Corp.	1,170	46,975
Denbury Resources, Inc.*	2,928	42,866
QEP Resources, Inc.*	1,280	39,462
Nabors Industries Ltd.*	2,091	36,843
Diamond Offshore Drilling, Inc.	506	31,468
Sunoco, Inc.	880	30,598
Helmerich & Payne, Inc.	780	28,486
Cabot Oil & Gas Corp.	760	23,803
Massey Energy Co.	758	20,731
Rowan Companies, Inc.*	838	18,386
Tesoro Corp.	1,038	12,113

Total Energy		7,343,712

INDUSTRIALS - 7.3%
General Electric Co.	78,290	1,128,942
United Technologies Corp.	6,840	443,984
3M Co.	5,230	413,118
United Parcel Service, Inc. — Class B	7,260	413,021
Boeing Co.	5,567	349,329
Caterpillar, Inc.	4,603	276,502
Union Pacific Corp.	3,710	257,882
Emerson Electric Co.	5,520	241,169

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	11

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		Market
	Shares	Value

Honeywell International, Inc.	5,621	$219,388
Deere & Co.	3,117	173,555
Lockheed Martin Corp.	2,290	170,605
General Dynamics Corp.	2,830	165,725
FedEx Corp.	2,300	161,253
Norfolk Southern Corp.	2,709	143,712
Danaher Corp.	3,856	143,135
CSX Corp.	2,850	141,445
Raytheon Co.	2,790	135,008
Northrop Grumman Corp.	2,210	120,312
Illinois Tool Works, Inc.	2,840	117,235
Waste Management, Inc.	3,540	110,767
Precision Castparts Corp.	1,039	106,934
PACCAR, Inc.	2,678	106,772
Cummins, Inc.	1,470	95,741
Eaton Corp.	1,234	80,753
Republic Services, Inc. — Class A	2,380	70,757
CH Robinson Worldwide, Inc.	1,217	67,738
Parker Hannifin Corp.	1,177	65,276
Rockwell Collins, Inc.	1,150	61,100
Goodrich Corp.	918	60,817
Southwest Airlines Co.	5,460	60,661
ITT Corp.	1,349	60,597
L-3 Communications Holdings, Inc.	848	60,072
Dover Corp.	1,372	57,336
Fluor Corp.	1,313	55,803
Expeditors International of Washington, Inc.	1,564	53,974
Rockwell Automation, Inc.	1,047	51,397
Fastenal Co.	960	48,182
WW Grainger, Inc.	446	44,355
First Solar, Inc.*	360	40,979
Stericycle, Inc.*	620	40,660
Roper Industries, Inc.	693	38,780
Flowserve Corp.	411	34,853
Textron, Inc.	2,004	34,008
Jacobs Engineering Group, Inc.*	922	33,598
Pitney Bowes, Inc.	1,520	33,379
Quanta Services, Inc.*	1,546	31,925
Iron Mountain, Inc.	1,330	29,872
Pall Corp.	858	29,489
Masco Corp.	2,630	28,299
Equifax, Inc.	930	26,096
Avery Dennison Corp.	810	26,025
Robert Half International, Inc.	1,100	25,905
Dun & Bradstreet Corp.	370	24,834
RR Donnelley & Sons Co.	1,510	24,719
Cintas Corp.	960	23,011
Snap-On, Inc.	416	17,019
Ryder System, Inc.	390	15,690

Total Industrials		7,093,493

CONSUMER DISCRETIONARY - 7.2%
McDonald’s Corp.	7,890	519,714
Walt Disney Co.	14,365	452,497

		Market
	Shares	Value

Comcast Corp. — Class A	20,690	$359,385
Home Depot, Inc.	12,320	345,822
Amazon.com, Inc.*	2,520	275,335
Target Corp.	5,400	265,518
Ford Motor Co.*	24,976	251,758
Time Warner, Inc.	8,360	241,688
DIRECTV — Class A*	6,660	225,907
Lowe’s Companies, Inc.	10,480	214,002
News Corp. — Class A*	16,530	197,699
NIKE, Inc. — Class B	2,850	192,518
Viacom, Inc. — Class B	4,450	139,597
Time Warner Cable, Inc. — Class A	2,603	135,564
Yum! Brands, Inc.	3,430	133,907
Starbucks Corp.	5,456	132,581
Johnson Controls, Inc.	4,929	132,442
TJX Companies, Inc.	2,990	125,431
Kohl’s Corp.*	2,257	107,208
Staples, Inc.	5,350	101,917
Carnival Corp.	3,170	95,861
Best Buy Company, Inc.	2,540	86,004
Coach, Inc.	2,240	81,872
Omnicom Group, Inc.	2,250	77,175
Discovery Communications, Inc. — Class A*	2,090	74,634
Bed Bath & Beyond, Inc.*	1,935	71,750
McGraw-Hill Companies, Inc.	2,310	65,003
CBS Corp. — Class B	4,992	64,547
The Gap, Inc.	3,290	64,023
Priceline.com, Inc.*	351	61,966
Stanley Black & Decker, Inc.	1,180	59,614
Starwood Hotels & Resorts Worldwide, Inc.	1,392	57,671
Mattel, Inc.	2,670	56,497
Marriott International, Inc. — Class A	1,880	56,287
Macy’s, Inc.	3,097	55,436
Whirlpool Corp.	553	48,564
Ross Stores, Inc.	900	47,961
O’Reilly Automotive, Inc.*	1,008	47,940
VF Corp.	650	46,267
Genuine Parts Co.	1,163	45,880
Fortune Brands, Inc.	1,120	43,882
Limited Brands, Inc.	1,978	43,654
AutoZone, Inc.*	210	40,576
Darden Restaurants, Inc.	1,030	40,016
Hasbro, Inc.	960	39,456
Nordstrom, Inc.	1,220	39,272
Wynn Resorts Ltd.	514	39,203
Apollo Group, Inc. — Class A*	920	39,072
Harley-Davidson, Inc.	1,730	38,458
H&R Block, Inc.	2,410	37,813
Family Dollar Stores, Inc.	990	37,313
JC Penney Company, Inc.	1,728	37,117
Tiffany & Co.	931	35,294

12	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		Market
	Shares	Value

Polo Ralph Lauren Corp. — Class A	480	$35,021
International Game Technology	2,187	34,336
Urban Outfitters, Inc.*	956	32,877
CarMax, Inc.*	1,640	32,636
Newell Rubbermaid, Inc.	2,040	29,866
Expedia, Inc.	1,520	28,546
Scripps Networks Interactive, Inc. — Class A	664	26,786
Wyndham Worldwide Corp.	1,319	26,565
Interpublic Group of Companies, Inc.*	3,590	25,597
Gannett Company, Inc.	1,747	23,515
DeVry, Inc.	446	23,411
Sears Holdings Corp.*	353	22,821
Leggett & Platt, Inc.	1,090	21,865
GameStop Corp. — Class A*	1,118	21,007
Abercrombie & Fitch Co. — Class A	655	20,102
DR Horton, Inc.	2,030	19,955
Pulte Group, Inc.*	2,330	19,292
Big Lots, Inc.*	590	18,933
RadioShack Corp.	918	17,910
Goodyear Tire & Rubber Co.*	1,777	17,663
Lennar Corp. — Class A	1,190	16,553
Washington Post Co. — Class B	39	16,009
Harman International Industries, Inc.*	510	15,244
AutoNation, Inc.*	650	12,675
Eastman Kodak Co.*	1,968	8,541
Meredith Corp.	270	8,405
Office Depot, Inc.*	2,021	8,165
New York Times Co. — Class A*	846	7,318

Total Consumer Discretionary		6,918,182

UTILITIES - 2.6%
Southern Co.	6,046	201,211
Exelon Corp.	4,837	183,661
Dominion Resources, Inc.	4,370	169,294
Duke Energy Corp.	9,633	154,128
NextEra Energy, Inc.	3,036	148,035
Public Service Enterprise Group, Inc.	3,715	116,391
American Electric Power Company, Inc.	3,510	113,373
PG&E Corp.	2,727	112,080
Entergy Corp.	1,388	99,409
Consolidated Edison, Inc.	2,068	89,131
PPL Corp.	3,440	85,828
Sempra Energy	1,820	85,158
Progress Energy, Inc.	2,107	82,636
FirstEnergy Corp.	2,240	78,915
Edison International	2,390	75,811
Xcel Energy, Inc.	3,370	69,456
DTE Energy Co.	1,228	56,009
Constellation Energy Group, Inc.	1,476	47,601

		Market
	Shares	Value

AES Corp.*	4,900	$45,276
Wisconsin Energy Corp.	860	43,636
Ameren Corp.	1,754	41,693
CenterPoint Energy, Inc.	3,050	40,138
NRG Energy, Inc.*	1,870	39,663
Equities Corp.	1,058	38,236
Oneok, Inc.	776	33,562
Northeast Utilities	1,288	32,818
SCANA Corp.	830	29,681
NiSource, Inc.	2,027	29,391
Pinnacle West Capital Corp.	800	29,088
Pepco Holdings, Inc.	1,640	25,715
Allegheny Energy, Inc.	1,240	25,643
CMS Energy Corp.	1,690	24,758
Integrys Energy Group, Inc.	558	24,407
TECO Energy, Inc.	1,567	23,615
Nicor, Inc.	329	13,324

Total Utilities		2,508,771

MATERIALS - 2.4%
EI du Pont de Nemours & Co.	6,639	229,643
Newmont Mining Co.	3,603	222,449
Freeport-McMoRan Copper & Gold, Inc. — Class B	3,460	204,590
Dow Chemical Co.	8,472	200,956
Monsanto Co.	4,003	185,019
Praxair, Inc.	2,240	170,218
Air Products & Chemicals, Inc.	1,560	101,104
Nucor Corp.	2,308	88,350
Ecolab, Inc.	1,710	76,796
Alcoa, Inc.	7,492	75,370
PPG Industries, Inc.	1,218	73,579
International Paper Co.	3,200	72,416
Weyerhaeuser Co.	1,550	54,560
Sherwin-Williams Co.	680	47,049
Cliffs Natural Resources, Inc.	988	46,594
Sigma-Aldrich Corp	889	44,299
Vulcan Materials Co.	937	41,069
United States Steel Co.	1,050	40,477
Airgas, Inc.	609	37,880
Ball Corp.	680	35,924
CF Industries Holdings, Inc.	523	33,184
Owens-Illinois, Inc.*	1,210	32,004
Allegheny Technologies, Inc.	716	31,640
FMC Corp.	526	30,208
Eastman Chemical Co.	530	28,281
MeadWestvaco Corp.	1,250	27,750
Pactiv Corp.*	968	26,959
International Flavors & Fragrances, Inc.	585	24,816
Sealed Air Corp.	1,167	23,013
Bemis Company, Inc.	796	21,492
Titanium Metals Corp.*	620	10,906
AK Steel Holding Corp.	815	9,715

Total Materials		2,348,310

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	13

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 S&P 500 2x STRATEGY FUND

		Market
	Shares	Value

TELECOMMUNICATION SERVICES - 2.1%
AT&T, Inc.	43,332	$1,048,201
Verizon Communications, Inc.	20,730	580,855
American Tower Corp. — Class A*	2,958	131,631
Sprint Nextel Corp.*	21,864	92,703
CenturyLink, Inc.	2,197	73,182
Qwest Communications International, Inc.	10,948	57,477
Windstream Corp.	3,540	37,382
Frontier Communications Corp.	2,290	16,282
MetroPCS Communications, Inc.*	1,920	15,725

Total Telecommunication Services		2,053,438

Total Common Stocks
(Cost $40,491,579)		68,339,718

	Face
	Amount
REPURCHASE AGREEMENTS(b),† - 21.7%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$20,210,906	20,210,906
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	781,520	781,520

Total Repurchase Agreements
(Cost $20,992,426)		20,992,426

Total Investments - 92.4%
(Cost $61,484,005)		$89,332,144

Cash & Other Assets, Less Liabilities – 7.6%		7,345,160

Total Net Assets – 100.0%		$96,677,304

		Unrealized
	Contracts	Loss

FUTURE CONTRACTS PURCHASED(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of
Contracts $3,947,213)	77	$(326,886)

	Units
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC July 2010 S&P 500 Index Swap, Terminating 07/30/10†† (Notional Market Value
$34,311,501)	33,289	$(346,535)
Goldman Sachs International July 2010 S&P 500 Index Swap, Terminating 07/26/10†† (Notional Market Value
$22,052,690)	21,396	(934,537)
Morgan Stanley Capital Services, Inc. July 2010 S&P 500 Index Swap, Terminating 07/30/10†† (Notional Market Value
$67,188,210)	65,186	(1,231,271)

(Total Notional Market Value $123,552,401)		$(2,512,343)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.
(a)	Value determined based on Level 1 inputs — See Note 7.
(b)	Value determined based on Level 2 inputs — See Note 7.
REIT — Real Estate Investment Trust
14	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P 500 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$68,339,718
Repurchase agreements, at value	20,992,426

Total investments	89,332,144
Segregated cash with broker	23,667,106
Cash	315
Securities sold	58,090
Fund shares sold	6,010,012
Dividends	107,510
Interest	7

Total assets	119,175,184

Liabilities:
Unrealized depreciation on swap agreements	2,512,343
Swap settlement	1,084,921
Variation margin	77,702
Securities purchased	39,462
Fund shares redeemed	18,414,076
Management fees	126,987
Custodian fees	4,989
Transfer agent/maintenance fees	35,274
Distribution and service fees	44,124
Portfolio accounting fees	21,164
Other	136,838

Total liabilities	22,497,880

Net assets	$96,677,304

Net assets consist of:
Paid in capital	209,174,196
Accumulated net investment loss	(589,583)
Accumulated net realized loss on sale of investments	(136,916,219)
Net unrealized appreciation in value of investments	25,008,910

Net assets	96,677,304

A-Class:
Net assets	$8,035,650
Capital shares outstanding	433,896
Net asset value per share	$18.52

Maximum offering price per share*	$19.44

C-Class:
Net assets	$13,216,273
Capital shares outstanding	771,615
Net asset value per share	$17.13

H-Class:
Net assets	$75,425,381
Capital shares outstanding	4,071,802
Net asset value per share	$18.52

Investments, at cost	$40,491,579
Repurchase agreements, at cost	20,992,426

Total cost	$61,484,005
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$969,512
Interest	48,165

Total investment income	1,017,677

Expenses:
Management fees	776,511
Transfer agent and administrative fees	215,697
Distribution and Service Fees:
A-Class	14,844
C-Class	91,310
H-Class	178,026
Portfolio accounting fees	129,419
Trustees’ fees**	13,741
Registration fees	98,763
Miscellaneous	88,949

Total expenses	1,607,260

Net investment loss	(589,583)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	8,969,069
Equity index swaps	(1,361,398)
Futures	2,640,106

Net realized gain	10,247,777

Net unrealized appreciation (depreciation)
during the period on:
Investments	(14,950,223)
Equity index swaps	(3,062,269)
Futures	557,603

Net unrealized depreciation	(17,454,889)

Net loss	(7,207,112)

Net decrease in net assets resulting from operations	$(7,796,695)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	15

 S&P 500 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(589,583)	$(926,742)
Net realized gain during the year or period on investments	10,247,777	24,699,091
Net unrealized appreciation (depreciation) during the year or period on investments	(17,454,889)	25,212,372

Net increase (decrease) in net assets resulting from operations	(7,796,695)	48,984,721

Distributions to shareholders from:
Net investment income
A-Class	—	(9,570)
C-Class	—	(19,180)
H-Class	—	(96,122)

Total distributions to shareholders	—	(124,872)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,532,623	29,721,462
C-Class	82,629,613	331,070,216
H-Class	4,284,291,122	8,830,667,072
Distributions reinvested
A-Class	—	8,571
C-Class	—	18,164
H-Class	—	90,219
Cost of shares redeemed
A-Class	(10,063,946)	(35,327,532)
C-Class	(88,627,627)	(347,910,192)
H-Class	(4,494,790,185)	(8,690,659,207)

Net increase (decrease) from capital share transactions	(221,028,400)	117,678,773

Net increase (decrease) in net assets	(228,825,095)	166,538,622

Net assets:
Beginning of year or period	325,502,399	158,963,777

End of year or period	$96,677,304	$325,502,399

Accumulated net investment loss at end of year or period	$(589,583)	$—

Capital share activity:
Shares sold
A-Class	253,643	2,107,353
C-Class	3,966,322	24,023,057
H-Class	188,877,945	539,151,616
Shares reinvested
A-Class	—	403
C-Class	—	918
H-Class	—	4,235
Shares redeemed
A-Class	(458,695)	(2,537,912)
C-Class	(4,237,887)	(25,256,748)
H-Class	(197,976,851)	(533,314,798)
16	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$22.03		$15.10	$47.66	$47.50	$39.00	$38.13

Income (loss) from investment operations:
Net investment income (loss)[b]		(.05)	(.03)	.17	.38	(.32)	(.28)
Net gain (loss) on securities (realized and unrealized)		(3.46)	6.98	(32.65)	.11	9.61	1.56

Total from investment operations		(3.51)	6.95	(32.48)	.49	9.29	1.28

Less distributions:
Dividends from net investment income	—		(.02)	(.08)	(.33)	(.79)	(.41)

Total distributions	—		(.02)	(.08)	(.33)	(.79)	(.41)

Net asset value, end of period	$18.52		$22.03	$15.10	$47.66	$47.50	$39.00

Total Return[c]	(15.93%	)	46.00%	(68.14% )	0.99%	23.80%	3.39%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,036		$14,077	$16,149	$18,931	$15,242	$4,272

Ratios to average net assets:
Net investment income (loss)	(0.42%	)	(0.25% )	0.58%	0.77%	(0.75% )	(0.76% )
Combined net investment income[f]	—		—	—	—	0.63%	0.42%
Total expenses[d,g]	1.78%		1.81%	1.73%	1.70%	1.68%	1.77%
Net expenses[e,g]	1.78%		1.81%	1.73%	1.70%	1.68%	1.69%

Portfolio turnover rate	57%		187%	92%	40%	19%	77%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$20.44		$14.13	$44.94	$45.14	$37.37	$36.85

Income (loss) from investment operations:
Net investment income (loss)[b]		(.12)	(.14)	(.05)	.01	(.61)	(.53)
Net gain (loss) on securities (realized and unrealized)		(3.19)	6.47	(30.68)	.12	9.17	1.46

Total from investment operations		(3.31)	6.33	(30.73)	.13	8.56	.93

Less distributions:
Dividends from net investment income	—		(.02)	(.08)	(.33)	(.79)	(.41)

Total distributions	—		(.02)	(.08)	(.33)	(.79)	(.41)

Net asset value, end of period	$17.13		$20.44	$14.13	$44.94	$45.14	$37.37

Total Return[c]	(16.19%	)	44.77%	(68.37% )	0.24%	22.89%	2.56%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,216		$21,325	$32,159	$50,376	$57,885	$63,328

Ratios to average net assets:
Net investment income (loss)	(1.18%	)	(0.99% )	(0.16% )	0.03%	(1.52% )	(1.48% )
Combined net investment loss[f]	—		—	—	—	(0.14% )	(0.30% )
Total expenses[d,g]	2.53%		2.57%	2.48%	2.45%	2.44%	2.50%
Net expenses[e,g]	2.53%		2.57%	2.48%	2.45%	2.44%	2.41%

Portfolio turnover rate	57%		187%	92%	40%	19%	77%
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	17

 S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$22.03		$15.10	$47.63	$47.49	$38.98	$38.13

Income (loss) from investment operations:
Net investment income (loss)[b]		(.07)	(.07)	.16	.41	(.32)	(.27)
Net gain (loss) on securities (realized and unrealized)		(3.44)	7.02	(32.61)	.06	9.62	1.53

Total from investment operations		(3.51)	6.95	(32.45)	.47	9.30	1.26

Less distributions:
Dividends from net investment income	—		(.02)	(.08)	(.33)	(.79)	(.41)

Total distributions	—		(.02)	(.08)	(.33)	(.79)	(.41)

Net asset value, end of period	$18.52		$22.03	$15.10	$47.63	$47.49	$38.98

Total Return[c]	(15.93%	)	46.00%	(68.12% )	0.95%	23.84%	3.34%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,425		$290,100	$110,656	$277,926	$285,214	$308,677

Ratios to average net assets:
Net investment income (loss)	(0.64%	)	(0.45% )	0.53%	0.81%	(0.77% )	(0.73% )
Combined net investment income[f]	—		—	—	—	0.61%	0.45%
Total expenses[d,g]	1.78%		1.81%	1.73%	1.70%	1.69%	1.75%
Net expenses[e,g]	1.78%		1.81%	1.73%	1.70%	1.69%	1.67%

Portfolio turnover rate	57%		187%	92%	40%	19%	77%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

[g]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.

Prior to January 1, 2007, the S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.
18	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

INVERSE S&P 500 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000
The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	19

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE S&P 500 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 25.8%
Federal Home Loan Mortgage Corporation
0.23% due 08/10/10	$25,000,000	$24,998,325

Fannie Mae*
0.21% due 11/15/10	25,000,000	24,980,975

Total Federal Agency Discount Notes (Cost $49,974,743)		49,979,300

WORLD BANK DISCOUNT NOTE(b) - 11.8%
World Bank Discount Note 0.35% due 11/08/10	23,000,000	22,983,394

Total World Bank Discount Note (Cost $22,971,762)		22,983,394

	CONTRACTS
OPTIONS PURCHASED(b) - 0.0%
September 2010 S&P 500 Index
Mini Futures Contracts
Expiring September 2010
with strike price of 575	500	—

Total Options Purchased (Cost $5,875)		—

REPURCHASE AGREEMENTS(b),† - 27.7%
UBS Financial Services, Inc.
issued 06/30/10 at 0.01%
due 07/01/10	51,879,295	51,879,295
Credit Suisse Group
issued 06/30/10 at 0.01%
due 07/01/10	2,006,081	2,006,081

Total Repurchase Agreements (Cost $53,885,376)		53,885,376

Total Investments - 65.3% (Cost $126,837,756)		$126,848,070

Cash & Other Assets, Less Liabilities – 34.7%		67,540,868

Total Net Assets – 100.0%		$194,388,939

		UNREALIZED
	CONTRACTS	GAIN

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 S&P 500 Index Mini Futures Contracts (Aggregate Market Value of Contracts $149,481,450)	2,916	$4,148,908

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International July 2010 S&P 500 Index Swap, Terminating 07/26/10†† (Notional Market Value $115,781,576)	112,332	$4,906,919
Credit Suisse Capital LLC July 2010 S&P 500 Index Swap, Terminating 07/30/10†† (Notional Market Value $110,028,340)	106,750	1,111,250
Morgan Stanley Capital Services, Inc.
July 2010 S&P 500 Index Swap, Terminating 07/30/10†† (Notional Market Value $11,801,040)	11,449	560,781

(Total Notional Market Value $237,610,956)		$6,578,950

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 6.

††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
20	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE S&P 500 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$72,962,694
Repurchase agreements, at value	53,885,376

Total investments	126,848,070
Segregated cash with broker	48,651,594
Unrealized appreciation on swap agreements	6,578,950
Receivable for swap settlement	3,649,436
Variation margin	1,157,119
Fund shares sold	14,673,671
Interest	15

Total assets	201,558,855

Liabilities:
Fund shares redeemed	6,699,262
Management fees	166,008
Custodian fees	6,087
Transfer agent/maintenance fees	46,113
Distribution and service fees	53,847
Portfolio accounting fees	27,668
Other	170,931

Total liabilities	7,169,916

Net assets	$194,388,939

Net assets consist of:
Paid in capital	610,848,393
Accumulated net investment loss	(1,601,391)
Accumulated net realized loss on sale of investments	(425,596,235)
Net unrealized appreciation in value of investments	10,738,172

Net assets	194,388,939

A-Class:
Net assets	$13,876,338
Capital shares outstanding	545,778
Net asset value per share	$25.42

Maximum offering price per share*	$26.70

C-Class:
Net assets	$13,888,079
Capital shares outstanding	588,321
Net asset value per share	$23.61

H-Class:
Net assets	$166,624,523
Capital shares outstanding	6,541,035
Net asset value per share	$25.47

Investments, at cost	$72,952,380
Repurchase agreements, at cost	53,885,376

Total cost	$126,837,756
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$137,262

Total investment income	137,262

Expenses:
Management fees	855,156
Transfer agent and administrative fees	237,543
Distribution and Service Fees:
A-Class	10,447
C-Class	58,762
H-Class	212,406
Portfolio accounting fees	142,527
Trustees’ fees**	10,589
Registration fees	105,660
Miscellaneous	105,563

Total expenses	1,738,653

Net investment loss	(1,601,391)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(115,180)
Equity index swaps	964,391
Futures	(10,063,600)

Net realized loss	(9,214,389)

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	66,467
Equity index swaps	6,529,856
Futures	4,038,215

Net unrealized appreciation	10,634,538

Net realized and unrealized gain	1,420,149

Net decrease in net assets resulting from operations	$(181,242)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-47.5%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	21

 INVERSE S&P 500 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(1,601,391)	$(3,645,346)
Net realized loss during the year or period on investments	(9,214,389)	(105,642,968)
Net unrealized appreciation during the year or period on investments	10,634,538	1,729,661

Net decrease in net assets resulting from operations	(181,242)	(107,558,653)

Distributions to shareholders from:
Net investment income
A-Class	—	(6,513)
C-Class	—	(12,256)
H-Class	—	(126,876)

Total distributions to shareholders	—	(145,645)

Capital share transactions:
Proceeds from sale of shares
A-Class	21,807,406	47,654,808
C-Class	140,744,423	509,215,846
H-Class	2,890,920,707	8,088,530,116
Distributions reinvested
A-Class	—	5,973
C-Class	—	10,447
H-Class	—	120,599
Cost of shares redeemed
A-Class	(15,565,279)	(50,158,436)
C-Class	(142,123,885)	(495,351,768)
H-Class	(2,845,433,036)	(8,058,543,695)

Net increase from capital share transactions	50,350,336	41,483,890

Net increase (decrease) in net assets	50,169,094	(66,220,408)

Net assets:
Beginning of year or period	144,219,845	210,440,253

End of year or period	$194,388,939	$144,219,845

Accumulated net investment loss at end of year or period	$(1,601,391)	$—

Capital share activity:
Shares sold
A-Class	938,789	1,283,484
C-Class	6,762,662	15,773,537
H-Class	127,555,052	211,404,486
Shares reinvested
A-Class	—	242
C-Class	—	455
H-Class	—	4,886
Shares redeemed
A-Class	(690,390)	(1,295,820)
C-Class	(6,839,570)	(15,497,689)
H-Class	(126,159,800)	(209,958,667)
22	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$23.77		$48.14	$29.16	$31.38	$39.49	$42.11

Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)		(.61)	.10	.97	(.28)	(.31)
Net gain (loss) on securities (realized and unrealized)	1.83		(23.74)	19.18	(2.27)	(6.63)	(1.62)

Total from investment operations	1.65		(24.35)	19.28	(1.30)	(6.91)	(1.93)

Less distributions:
Dividends from net investment income	—		(.02)	(.30)	(.92)	(1.20)	(.69)

Total distributions	—		(.02)	(.30)	(.92)	(1.20)	(.69)

Net asset value, end of period	$25.42		$23.77	$48.14	$29.16	$31.38	$39.49

Total Return[c]	6.98%		(50.58% )	66.10%	(3.99% )	(17.46% )	(4.53% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,876		$7,069	$14,897	$15,381	$12,818	$4,633

Ratios to average net assets:
Net investment income (loss)	(1.63%	)	(1.60% )	0.27%	3.27%	(0.76% )	(0.75% )
Combined net investment income[f]	—		—	—	—	3.42%	1.54%
Total expenses[d,g]	1.77%		1.80%	1.74%	1.70%	1.69%	1.77%
Net expenses[e,g]	1.77%		1.80%	1.74%	1.70%	1.69%	1.67%

Portfolio turnover rate	—		—	—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$22.13		$45.16	$27.56	$29.94	$38.05	$40.92

Income (loss) from investment operations:
Net investment income (loss)[b]	(.24)		(.79)	(.15)	.72	(.54)	(.61)
Net gain (loss) on securities (realized and unrealized)	1.72		(22.22)	18.05	(2.18)	(6.37)	(1.57)

Total from investment operations	1.48		(23.01)	17.90	(1.46)	(6.91)	(2.18)

Less distributions:
Dividends from net investment income	—		(.02)	(.30)	(.92)	(1.20)	(.69)

Total distributions	—		(.02)	(.30)	(.92)	(1.20)	(.69)

Net asset value, end of period	$23.61		$22.13	$45.16	$27.56	$29.94	$38.05

Total Return[c]	6.69%		(50.95% )	64.93%	(4.71% )	(18.12% )	(5.28% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,888		$14,720	$17,565	$26,565	$29,458	$29,768

Ratios to average net assets:
Net investment income (loss)	(2.42%	)	(2.39% )	(0.42% )	2.56%	(1.51% )	(1.48% )
Combined net investment income[f]	—		—	—	—	2.67%	0.81%
Total expenses[d,g]	2.57%		2.59%	2.49%	2.45%	2.43%	2.51%
Net expenses[e,g]	2.57%		2.59%	2.49%	2.45%	2.43%	2.41%

Portfolio turnover rate	—		—	—	—	—	—
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	23

 INVERSE S&P 500 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$23.79		$48.17	$29.16	$31.38	$39.51	$42.13

Income (loss) from investment operations:
Net investment income (loss)[b]	(.18)		(.60)	.11	.99	(.28)	(.31)
Net gain (loss) on securities (realized and unrealized)	1.86		(23.76)	19.20	(2.29)	(6.65)	(1.62)

Total from investment operations	1.68		(24.36)	19.31	(1.30)	(6.93)	(1.93)

Less distributions:
Dividends from net investment income	—		(.02)	(.30)	(.92)	(1.20)	(.69)

Total distributions	—		(.02)	(.30)	(.92)	(1.20)	(.69)

Net asset value, end of period	$25.47		$23.79	$48.17	$29.16	$31.38	$39.51

Total Return[c]	7.06%		(50.57% )	66.21%	(3.99% )	(17.50% )	(4.53% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$166,625		$122,431	$177,979	$175,558	$217,944	$256,422

Ratios to average net assets:
Net investment income (loss)	(1.64%	)	(1.62% )	0.29%	3.32%	(0.77% )	(0.74% )
Combined net investment income[f]	—		—	—	—	3.41%	1.55%
Total expenses[d,g]	1.78%		1.81%	1.73%	1.71%	1.69%	1.76%
Net expenses[e,g]	1.78%		1.81%	1.73%	1.71%	1.69%	1.66%

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

[g]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.

Prior to January 1, 2007, Inverse S&P 500 2x Strategy Fund operated under a Master-Feeder Structure.
24	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

NASDAQ-100 ® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)

Apple, Inc.	14.3%
Microsoft Corp.	3.1%
Google, Inc. — Class A	3.0%
QUALCOMM, Inc.	2.9%
Oracle Corp.	2.0%
Cisco Systems, Inc.	1.9%
Teva Pharmaceutical
Industries Ltd. ADR	1.7%
Intel Corp.	1.7%
Amazon.com, Inc.	1.4%
Gilead Sciences, Inc.	1.3%

Top Ten Total	33.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	25

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 71.5%

INFORMATION TECHNOLOGY - 45.0%
Apple, Inc.*	89,561	$22,527,278
Microsoft Corp.	212,850	4,897,679
Google, Inc. — Class A*	10,538	4,688,883
QUALCOMM, Inc.	139,610	4,584,792
Oracle Corp.	147,994	3,175,951
Cisco Systems, Inc.*	143,990	3,068,427
Intel Corp.	137,495	2,674,278
Research In Motion Ltd.*	39,351	1,938,430
eBay, Inc.*	68,788	1,348,933
Baidu, Inc. ADR*	19,174	1,305,366
Cognizant Technology Solutions Corp. — Class A*	20,590	1,030,735
Automatic Data Processing, Inc.	25,080	1,009,721
Intuit, Inc.*	27,920	970,778
Adobe Systems, Inc.*	36,414	962,422
NetApp, Inc.*	25,435	948,980
Broadcom Corp. — Class A	28,367	935,260
Activision Blizzard, Inc.	78,380	822,206
Symantec Corp.*	58,950	818,226
Altera Corp.	29,938	742,762
SanDisk Corp.*	16,504	694,323
Marvell Technology Group Ltd.*	43,398	683,953
Citrix Systems, Inc.*	15,572	657,606
Xilinx, Inc.	25,896	654,133
Yahoo!, Inc.*	46,980	649,733
CA, Inc.	34,880	641,792
Paychex, Inc.	24,190	628,214
Fiserv, Inc.*	13,473	615,177
Dell, Inc.*	50,829	612,998
Applied Materials, Inc.	49,020	589,220
Linear Technology Corp.	21,138	587,848
BMC Software, Inc.*	14,890	515,641
Infosys Technologies Ltd. ADR	7,730	463,104
Seagate Technology*	34,300	447,272
Check Point Software Technologies Ltd.*	14,470	426,576
Autodesk, Inc.*	16,870	410,953
KLA-Tencor Corp.	14,530	405,096
NVIDIA Corp.*	39,648	404,806
Maxim Integrated Products, Inc.	21,000	351,330
Lam Research Corp.*	9,220	350,913
Flextronics International Ltd.*	62,369	349,267
Electronic Arts, Inc.*	23,447	337,637
FLIR Systems, Inc.*	11,320	329,299
VeriSign, Inc.*	12,140	322,317
Microchip Technology, Inc.	10,800	299,592
Logitech International S.A.*	12,090	162,127

Total Information Technology		71,042,034

		MARKET
	SHARES	VALUE

HEALTH CARE - 10.9%
Teva Pharmaceutical Industries Ltd. ADR	52,121	$2,709,771
Gilead Sciences, Inc.*	61,840	2,119,875
Amgen, Inc.*	31,510	1,657,426
Celgene Corp.*	32,255	1,639,199
Express Scripts, Inc. — Class A*	34,510	1,622,660
Genzyme Corp.*	23,609	1,198,629
Biogen Idec, Inc.*	20,480	971,776
Intuitive Surgical, Inc.*	2,747	867,008
Life Technologies Corp.*	13,037	615,998
Vertex Pharmaceuticals, Inc.*	14,922	490,934
Cerner Corp.*	5,781	438,720
Warner Chilcott plc — Class A*	17,718	404,856
Mylan, Inc.*	22,144	377,334
Illumina, Inc.*	8,426	366,784
Henry Schein, Inc.*	6,431	353,062
QIAGEN N.V.*	16,598	319,014
DENTSPLY International, Inc.	9,910	296,408
Cephalon, Inc.*	5,170	293,398
Hologic, Inc.*	19,223	267,776
Patterson Companies, Inc.	8,314	237,198

Total Health Care		17,247,826

CONSUMER DISCRETIONARY - 10.3%
Amazon.com, Inc.*	20,879	2,281,240
Starbucks Corp.	73,111	1,776,597
Comcast Corp. — Class A	102,108	1,773,616
DIRECTV — Class A*	45,580	1,546,074
News Corp. — Class A*	100,517	1,202,183
Bed Bath & Beyond, Inc.*	24,976	926,110
Wynn Resorts Ltd.	9,490	723,802
Staples, Inc.	34,597	659,073
Priceline.com, Inc.*	3,540	624,952
Mattel, Inc.	29,426	622,654
Sears Holdings Corp.*	8,485	548,555
Ross Stores, Inc.	8,730	465,222
O’Reilly Automotive, Inc.*	9,720	462,283
Apollo Group, Inc. — Class A*	10,810	459,101
Urban Outfitters, Inc.*	11,824	406,627
Liberty Media Corp. — Interactive*	38,648	405,804
Virgin Media, Inc.	23,877	398,507
Garmin Ltd.	13,040	380,507
Expedia, Inc.	19,690	369,778
DISH Network Corp. — Class A	15,251	276,806

Total Consumer Discretionary		16,309,491

INDUSTRIALS - 3.2%
PACCAR, Inc.	28,862	1,150,728
CH Robinson Worldwide, Inc.	11,570	643,986
First Solar, Inc.*	5,267	599,543
Expeditors International of Washington, Inc.	14,751	509,057

26	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 NASDAQ-100® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Fastenal Co.	9,936	$498,688
Stericycle, Inc.*	6,270	411,187
Joy Global, Inc.	7,126	356,941
Cintas Corp.	12,937	310,100
J.B. Hunt Transport Services, Inc.	8,979	293,344
Foster Wheeler AG*	9,390	197,753

Total Industrials		4,971,327

TELECOMMUNICATION SERVICES - 1.2%
Vodafone Group plc - SP ADR	45,996	950,737
Millicom International Cellular S.A.	7,423	601,783
NII Holdings, Inc.*	11,471	373,037

Total Telecommunication Services		1,925,557

CONSUMER STAPLES - 0.6%
Costco Wholesale Corp.	16,373	897,731

MATERIALS - 0.3%
Sigma-Aldrich Corp.	8,230	410,101

Total Common Stocks
(Cost $59,539,388)		112,804,067

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b),† - 9.4%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	14,246,719	14,246,719
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	550,896	550,896

Total Repurchase Agreements (Cost $14,797,615)		14,797,615

Total Investments - 80.9% (Cost $74,337,003)		$127,601,682

Cash & Other Assets, Less Liabilities – 19.1%		30,110,521

Total Net Assets – 100.0%		$157,712,203

		UNREALIZED
	CONTRACTS	LOSS

FUTURE CONTRACTS PURCHASED(a)
September 2010 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $47,260,725)	1,361	$(2,003,064)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Morgan Stanley Capital Services, Inc.
July 2010 NASDAQ-100 Index
Swap, Terminating 07/30/10††
(Notional Market Value
$924,809)	532	$(75,287)
Credit Suisse Capital LLC
July 2010 NASDAQ-100 Index
Swap, Terminating 07/30/10††
(Notional Market Value $89,987,869)	51,743	(1,289,502)
Goldman Sachs International
July 2010 NASDAQ-100 Index Swap,
Terminating 07/26/10††
(Notional Market Value
$65,161,242)	37,468	(3,529,747)

(Total Notional Market Value $156,073,920)		$(4,894,536)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

ADR — American Depositary Receipt

plc — Public Limited Company
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	27

 NASDAQ-100® 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$112,804,067
Repurchase agreements, at value	14,797,615

Total investments	127,601,682
Segregated cash with broker	35,499,748
Fund shares sold	17,177,506
Dividends	45,608

Total assets	180,324,544

Liabilities:
Unrealized depreciation on swap agreements	4,894,536
Variation margin	738,388
Fund shares redeemed	16,532,712
Management fees	128,197
Custodian fees	4,700
Transfer agent/maintenance fees	35,610
Distribution and service fees	45,582
Portfolio accounting fees	21,366
Licensing fees	43,711
Other	167,539

Total liabilities	22,612,341

Net assets	$157,712,203

Net assets consist of:
Paid in capital	321,256,003
Accumulated net investment loss	(1,437,315)
Accumulated net realized loss on sale of investments	(208,473,564)
Net unrealized appreciation in value of investments	46,367,079

Net assets	157,712,203

A-Class:
Net assets	$8,982,322
Capital shares outstanding	119,123
Net asset value per share	$75.40

Maximum offering price per share*	$79.16

C-Class:
Net assets	$13,159,176
Capital shares outstanding	193,541
Net asset value per share	$67.99

H-Class:
Net assets	$135,570,705
Capital shares outstanding	1,796,668
Net asset value per share	$75.46

Investments, at cost	$59,539,388
Repurchase agreements, at cost	14,797,615

Total cost	$74,337,003
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $7,158)	$552,366
Interest	40,572

Total investment income	592,938

Expenses:
Management fees	967,710
Transfer agent and administrative fees	268,808
Distribution and Service Fees:
A-Class	10,911
C-Class	91,460
H-Class	235,032
Portfolio accounting fees	161,285
Trustees’ fees**	15,653
Registration fees	113,658
Miscellaneous	165,736

Total expenses	2,030,253

Net investment loss	(1,437,315)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	19,462,699
Equity index swaps	2,754,433
Futures	(1,785,219)

Net realized gain	20,431,913

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(32,157,777)
Equity index swaps	(14,115,190)
Futures	(3,819,354)

Net unrealized depreciation	(50,092,321)

Net loss	(29,660,408)

Net decrease in net assets resulting from operations	$(31,097,723)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
28	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 NASDAQ-100® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (decrease) in net assets from operations:
Net investment loss	$(1,437,315)	$(2,602,410)
Net realized gain during the year or period on investments	20,431,913	67,555,282
Net unrealized appreciation (depreciation) during the year or period on investments	(50,092,321)	63,463,885

Net increase (decrease) in net assets resulting from operations	(31,097,723)	128,416,757

Capital share transactions:
Proceeds from sale of shares
A-Class	10,483,019	15,424,754
C-Class	105,342,552	250,406,608
H-Class	1,804,689,414	4,806,641,722
Cost of shares redeemed
A-Class	(9,542,482)	(17,257,537)
C-Class	(109,111,547)	(257,675,699)
H-Class	(1,836,124,924)	(4,840,923,757)

Net decrease from capital share transactions	(34,263,968)	(43,383,909)

Net increase (decrease) in net assets	(65,361,691)	85,032,848

Net assets:
Beginning of year or period	223,073,894	138,041,046

End of year or period	$157,712,203	$223,073,894

Accumulated net investment loss at end of year or period	$(1,437,315)	$—

Capital share activity:
Shares sold
A-Class	117,783	312,552
C-Class	1,294,411	4,801,465
H-Class	20,264,576	87,943,152
Shares redeemed
A-Class	(113,017)	(342,136)
C-Class	(1,343,660)	(4,931,084)
H-Class	(20,651,015)	(88,680,762)
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	29

 NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
A-Class	2010	[a]	2009	[f]	2008	[f]	2007	[f]	2006	[f]	2005 [f]
Per Share Data
Net asset value, beginning of period	$88.62		$40.54		$ 148.85		$115.35		$109.50		$113.60

Income (loss) from investment operations:
Net investment loss[b]	(.56)		(.73)		(.90)		(.50)		(.80)		(.75)
Net gain (loss) on securities (realized and unrealized)	(12.66)		48.81		(107.41)		34.00		6.65		(2.75)

Total from investment operations	(13.22)		48.08		(108.31)		33.50		5.85		(3.50)

Less distributions:
Dividends from net investment income	—		—		—		—		—		(.60)

Total distributions	—		—		—		—		—		(.60)

Net asset value, end of period	$75.40		$88.62		$ 40.54		$148.85		$115.35		$109.50

Total Return[c]	(14.92%	)	118.60%		(72.76%	)	29.04%		5.34%		(3.09% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$8,982		$10,134		$5,835		$19,628		$10,474		$5,195

Ratios to average net assets:
Net investment loss	(1.28%	)	(1.25%	)	(0.90%	)	(0.36%	)	(0.77%	)	(0.74% )
Combined net investment loss[g]	—		—		—		—		(0.65%	)	(0.75% )
Total expenses[d,h]	1.83%		1.85%		1.76%		1.74%		1.69%		1.69%
Net expenses[e,h]	1.83%		1.85%		1.76%		1.74%		1.69%		1.66%

Portfolio turnover rate	62%		78%		50%		107%		71%		133%

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
C-Class	2010	[a]	2009	[f]	2008	[f]	2007	[f]	2006	[f]	2005 [f]
Per Share Data
Net asset value, beginning of period	$80.21		$37.03		$ 137.05		$106.95		$102.30		$107.05

Income (loss) from investment operations:
Net investment loss[b]	(.80)		(1.07)		(1.45)		(1.40)		(1.50)		(1.40)
Net gain (loss) on securities (realized and unrealized)	(11.42)		44.25		(98.57)		31.50		6.15		(2.75)

Total from investment operations	(12.22)		43.18		(100.02)		30.10		4.65		(4.15)

Less distributions:
Dividends from net investment income	—		—		—		—		—		(.60)

Total distributions	—		—		—		—		—		(.60)

Net asset value, end of period	$67.99		$80.21		$ 37.03		$137.05		$106.95		$102.30

Total Return[c]	(15.23%	)	116.61%		(72.97%	)	28.14%		4.55%		(3.89% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,159		$19,475		$13,791		$46,977		$43,530		$56,765

Ratios to average net assets:
Net investment loss	(1.99%	)	(2.02%	)	(1.67%	)	(1.10%	)	(1.51%	)	(1.48% )
Combined net investment loss[g]	—		—		—		—		(1.39%	)	(1.49% )
Total expenses[d,h]	2.57%		2.60%		2.52%		2.49%		2.43%		2.43%
Net expenses[e,h]	2.57%		2.60%		2.52%		2.49%		2.43%		2.40%

Portfolio turnover rate	62%		78%		50%		107%		71%		133%
30	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)
This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended		Year Ended		Year Ended		Year Ended
	June 30,		December 31,		December 31,		December 31,		December 31,		December 31,
H-Class	2010	[a]	2009	[f]	2008	[f]	2007	[f]	2006	[f]	2005 [f]
Per Share Data
Net asset value, beginning of period	$88.62		$40.54		$ 148.85		$115.35		$109.55		$113.60

Income (loss) from investment operations:
Net investment loss[b]	(.57)		(.74)		(.80)		(.40)		(.80)		(.75)
Net gain (loss) on securities (realized and unrealized)	(12.59)		48.82		(107.51)		33.90		6.60		(2.70)

Total from investment operations	(13.16)		48.08		(108.31)		33.50		5.80		(3.45)

Less distributions:
Dividends from net investment income	—		—		—		—		—		(.60)

Total distributions	—		—		—		—		—		(.60)

Net asset value, end of period	$75.46		$88.62		$ 40.54		$148.85		$115.35		$109.55

Total Return[c]	(14.85%	)	118.60%		(72.76%	)	29.04%		5.29%		(3.05% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$135,571		$193,465		$118,414		$402,788		$319,193		$570,220

Ratios to average net assets:
Net investment loss	(1.28%	)	(1.29%	)	(0.90%	)	(0.28%	)	(0.77%	)	(0.73% )
Combined net investment loss[g]	—		—		—		—		(0.65%	)	(0.74% )
Total expenses[d,h]	1.83%		1.84%		1.77%		1.74%		1.69%		1.68%
Net expenses[e,h]	1.83%		1.84%		1.77%		1.74%		1.69%		1.65%

Portfolio turnover rate	62%		78%		50%		107%		71%		133%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment loss was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Per share amounts for the period: December 31, 2004 – April 19, 2009 have been restated to reflect a 1:5 reverse stock split effective April 20, 2009.

[g]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

[h]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.

Prior to January 1, 2007, the NASDAQ-100® 2x Strategy Fund operated under a Master-Feeder Structure.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	31

FUND PROFILE (Unaudited)
June 30, 2010

INVERSE NASDAQ-100® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.
32	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE NASDAQ-100® 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES(b) - 17.6%
Freddie Mac* 0.20% due 11/22/10	$15,000,000	$14,988,000

Total Federal Agency Discount Notes
Cost $14,987,918)		14,988,000

REPURCHASE AGREEMENTS(b),† - 47.4%
UBS Financial Services, Inc.
issued 06/30/10 at 0.01% due 07/01/10	38,972,547	38,972,547
Credit Suisse Group
issued 06/30/10 at 0.01% due 07/01/10	1,507,000	1,507,000

Total Repurchase Agreements (Cost $40,479,547)		40,479,547

Total Investments - 65.0% (Cost $55,467,465)		$55,467,547

Cash & Other Assets, Less Liabilities – 35.0%		29,871,538

Total Net Assets – 100.0%		$85,339,085

		UNREALIZED
	CONTRACTS	GAIN

FUTURES CONTRACTS SOLD SHORT(a)
September 2010 NASDAQ-100 Index
Mini Futures Contracts
(Aggregate Market Value of Contracts $26,842,425)	773	$665,895

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC
July 2010 NASDAQ-100
Index Swap,
Terminating 07/30/10
(Notional Market Value $121,036,240)	69,595	$1,734,417
Goldman Sachs International
July 2010 NASDAQ-100
Index Swap,
Terminating 07/26/10
(Notional Market Value $20,720,704)	11,914	1,092,961
Morgan Stanley Capital Services, Inc.
July 2010 NASDAQ-100
Index Swap,
Terminating 07/30/10
(Notional Market Value $2,312,022)	1,329	187,884

(Total Notional Market Value $144,068,966)		$3,015,262

*	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 6.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	33

 INVERSE NASDAQ-100® 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$14,988,000
Repurchase agreements, at value	40,479,547

Total investments	55,467,547
Segregated cash with broker	23,078,986
Unrealized appreciation on swap agreements	3,015,262
Variation margin	250,151
Fund shares sold	8,364,633
Interest	11

Total assets	90,176,590

Liabilities:
Fund shares redeemed	4,623,044
Management fees	64,816
Custodian fees	2,376
Transfer agent/maintenance fees	18,004
Distribution and service fees	21,979
Portfolio accounting fees	10,803
Licensing fees	17,180
Other	79,303

Total liabilities	4,837,505

Net assets	$85,339,085

Net assets consist of:
Paid in capital	473,266,804
Accumulated net investment loss	(742,582)
Accumulated net realized loss on sale of investments	(390,866,376)
Net unrealized appreciation in value of investments	3,681,239

Net assets	85,339,085

A-Class:
Net assets	$2,742,135
Capital shares outstanding	357,762
Net asset value per share	$7.66

Maximum offering price per share*	$8.04

C-Class:
Net assets	$7,690,657
Capital shares outstanding	1,076,876
Net asset value per share	$7.14

H-Class:
Net assets	$74,906,293
Capital shares outstanding	9,785,144
Net asset value per share	$7.66

Investments, at cost	$14,987,918
Repurchase agreements, at cost	40,479,547

Total cost	$55,467,465
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$56,823

Total investment income	56,823

Expenses:
Management fees	383,484
Transfer agent and administrative fees	106,523
Distribution and Service Fees:
A-Class	2,360
C-Class	30,329
H-Class	96,581
Portfolio accounting fees	63,914
Trustees’ fees**	5,216
Registration fees	49,875
Miscellaneous	61,123

Total expenses	799,405

Net investment loss	(742,582)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	(18,500)
Equity index swaps	(3,230,875)
Futures	113,251

Net realized loss	(3,136,124)

Net unrealized appreciation (depreciation) during the period on:
Investment securities	9,833
Equity index swaps	7,012,342
Futures	637,238

Net unrealized appreciation	7,659,413

Net realized and unrealized gain	4,523,289

Net increase in net assets resulting from operations	$3,780,707

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

34	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE NASDAQ-100® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(742,582)	$(1,876,228)
Net realized loss during the year or period on investments	(3,136,124)	(116,140,773)
Net unrealized appreciation (depreciation) during the year or period on investments	7,659,413	(4,541,124)

Net increase (decrease) in net assets resulting from operations	3,780,707	(122,558,125)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,025,525	11,967,185
C-Class	103,593,946	171,670,734
H-Class	1,037,133,629	3,938,272,883
Cost of shares redeemed
A-Class	(5,361,218)	(12,477,863)
C-Class	(100,925,102)	(166,928,910)
H-Class	(1,028,117,640)	(3,875,081,673)

Net increase from capital share transactions	13,349,140	67,422,356

Net increase (decrease) in net assets	17,129,847	(55,135,769)

Net assets:
Beginning of year or period	68,209,238	123,345,007

End of year or period	$85,339,085	$68,209,238

Accumulated net investment loss at end of year or period	$(742,582)	$—

Capital share activity:
Shares sold
A-Class	976,342	789,527
C-Class	16,116,361	16,633,905
H Class	151,638,784	322,250,528
Shares redeemed
A-Class	(793,768)	(789,823)
C-Class	(15,754,122)	(16,333,091)
H-Class	(150,342,737)	(318,831,235)
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	35

 INVERSE NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	[a]	2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$7.32		$ 21.92	$11.78	$17.22	$19.44	$20.06

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)		(.24)	.03	.51	(.15)	(.16)
Net gain (loss) on securities (realized and unrealized)	.40		(14.36)	10.22	(5.21)	(1.43)	(.11)

Total from investment operations	.34		(14.60)	10.25	(4.70)	(1.58)	(.27)

Less distributions:
Dividends from net investment income	—		—	(.11)	(.74)	(.64)	(.35)

Total distributions	—		—	(.11)	(.74)	(.64)	(.35)

Net asset value, end of period	$7.66		$ 7.32	$21.92	$11.78	$17.22	$19.44

Total Return[c]	4.64%		(66.61% )	87.03%	(27.10% )	(8.04% )	(1.25% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,742		$1,282	$3,847	$4,371	$7,981	$6,438

Ratios to average net assets:
Net investment income (loss)	(1.68%	)	(1.67% )	0.21%	3.49%	(0.77% )	(0.76% )
Combined net investment income[e]	—		—	—	—	3.35%	1.53%
Total expenses[d,f]	1.82%		1.83%	1.76%	1.75%	1.69%	1.68%

Portfolio turnover rate	—		—	—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	[a]	2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$6.83		$ 20.62	$11.17	$16.51	$18.80	$19.56

Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)		(.28)	(.06)	.39	(.29)	(.31)
Net gain (loss) on securities (realized and unrealized)	.38		(13.51)	9.62	(4.99)	(1.36)	(.10)

Total from investment operations	.31		(13.79)	9.56	(4.60)	(1.65)	(.41)

Less distributions:
Dividends from net investment income	—		—	(.11)	(.74)	(.64)	(.35)

Total distributions	—		—	(.11)	(.74)	(.64)	(.35)

Net asset value, end of period	$7.14		$ 6.83	$20.62	$11.17	$16.51	$18.80

Total Return[c]	4.54%		(66.88% )	85.61%	(27.67% )	(8.69% )	(2.00% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,691		$4,879	$8,532	$17,791	$32,553	$35,780

Ratios to average net assets:
Net investment income (loss)	(2.48%	)	(2.39% )	(0.40% )	2.77%	(1.52% )	(1.48% )
Combined net investment income[e]	—		—	—	—	2.60%	0.81%
Total expenses[d,f]	2.62%		2.59%	2.51%	2.50%	2.44%	2.40%

Portfolio turnover rate	—		—	—	—	—	—
36	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE NASDAQ-100® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	[a]	2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$7.31		$ 21.89	$11.77	$17.21	$19.43	$20.05

Income (loss) from investment operations:
Net investment income (loss)[b]	(.06)		(.21)	.05	.52	(.15)	(.16)
Net gain (loss) on securities (realized and unrealized)	.41		(14.37)	10.18	(5.22)	(1.43)	(.11)

Total from investment operations	.35		(14.58)	10.23	(4.70)	(1.58)	(.27)

Less distributions:
Dividends from net investment income	—		—	(.11)	(.74)	(.64)	(.35)

Total distributions	—		—	(.11)	(.74)	(.64)	(.35)

Net asset value, end of period	$7.66		$ 7.31	$21.89	$11.77	$17.21	$19.43

Total Return[c]	4.79%		(66.61% )	86.93%	(27.12% )	(8.05% )	(1.25% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$74,906		$62,049	$110,965	$164,133	$340,974	$404,055

Ratios to average net assets:
Net investment income (loss)	(1.69%	)	(1.69% )	0.35%	3.52%	(0.77% )	(0.74% )
Combined net investment income[e]	—		—	—	—	3.35%	1.55%
Total expenses[d,f]	1.82%		1.84%	1.76%	1.75%	1.69%	1.66%

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

[f]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.

Prior to January 1, 2007, the Inverse NASDAQ-100® 2x Strategy Fund operated under a Master-Feeder Structure.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	37

FUND PROFILE (Unaudited)

DOW 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial Average IndexSM (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)

International Business Machines Corp.	6.7%
3M Co.	4.2%
Chevron Corp.	3.6%
McDonald’s Corp.	3.6%
United Technologies Corp.	3.5%
Boeing Co.	3.4%
Caterpillar, Inc.	3.2%
Procter & Gamble Co.	3.2%
Johnson & Johnson	3.2%
Exxon Mobil Corp.	3.1%

Top Ten Total	37.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

38	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 DOW 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 69.6%

INDUSTRIALS - 15.1%
3M Co.	11,490	$907,595
United Technologies Corp.	11,486	745,556
Boeing Co.	11,490	720,998
Caterpillar, Inc.	11,490	690,204
General Electric Co.	11,490	165,686

Total Industrials		3,230,039

INFORMATION TECHNOLOGY - 12.4%
International Business Machines Corp.	11,494	1,419,279
Hewlett-Packard Co.	11,490	497,287
Microsoft Corp.	11,490	264,385
Cisco Systems, Inc.*	11,490	244,852
Intel Corp.	11,491	223,500

Total Information Technology		2,649,303

CONSUMER STAPLES - 10.0%
Procter & Gamble Co.	11,490	689,170
Coca-Cola Co.	11,490	575,879
Wal-Mart Stores, Inc.	11,487	552,180
Kraft Foods, Inc. — Class A	11,490	321,720

Total Consumer Staples		2,138,949

FINANCIALS - 7.6%
Travelers Companies, Inc.	11,490	565,882
American Express Co.	11,488	456,074
JPMorgan Chase & Co.	11,487	420,539
Bank of America Corp.	11,500	165,255

Total Financials		1,607,750

CONSUMER DISCRETIONARY - 6.8%
McDonald’s Corp.	11,488	756,715
Walt Disney Co.	11,488	361,872
Home Depot, Inc.	11,487	322,440

Total Consumer Discretionary		1,441,027

ENERGY - 6.7%
Chevron Corp.	11,490	779,712
Exxon Mobil Corp.	11,490	655,734

Total Energy		1,435,446

HEALTH CARE - 5.8%
Johnson & Johnson	11,491	678,659
Merck & Company, Inc.	11,490	401,805
Pfizer, Inc.	11,490	163,847

Total Health Care		1,244,311

TELECOMMUNICATION SERVICES - 2.8%
Verizon Communications, Inc.	11,485	321,810
AT&T, Inc.	11,493	278,016

Total Telecommunication Services		599,826

		MARKET
	SHARES	VALUE

MATERIALS - 2.4%
EI du Pont de Nemours & Co.	11,490	$397,439
Alcoa, Inc.	11,486	115,549

Total Materials		512,988

Total Common Stocks
(Cost $10,680,587)		14,859,639

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b),† - 18.6%
UBS Financial Services, Inc.
issued 06/30/10 at 0.01%
due 07/01/10	$3,824,510	$3,824,510
Credit Suisse Group
issued 06/30/10 at 0.01%
due 07/01/10	147,887	147,887

Total Repurchase Agreements
(Cost $3,972,397)		3,972,397

Total Investments - 88.2%
(Cost $14,652,984)		$18,832,036

Cash & Other Assets,
Less Liabilities – 11.8%		2,972,406

Total Net Assets – 100.0%		$21,804,442

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	39

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 DOW 2x STRATEGY FUND

		UNREALIZED
	CONTRACTS	LOSS

FUTURE CONTRACTS PURCHASED(a)
September 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $16,498,500)	340	$(461,312)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/30/10†† (Notional Market Value $6,659,831)	681	$(50,115)
Morgan Stanley Capital Services, Inc. July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/30/10†† (Notional Market Value $949,531)	97	(50,249)
Goldman Sachs International July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/26/10†† (Notional Market Value $4,607,808)	471	(171,299)

(Total Notional Market Value $12,217,170)		$(271,663)

*	Non-income producing security.

†	Repurchase Agreements — See Note 6.

††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
40	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 DOW 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$14,859,639
Repurchase agreements, at value	3,972,397

Total investments	18,832,036
Segregated cash with broker	4,984,363
Fund shares sold	1,311,310
Dividends	16,891

Total assets	25,144,600

Liabilities:
Unrealized depreciation on swap agreements	271,663
Swap settlement	5,435
Variation margin	180,913
Fund shares redeemed	2,815,614
Management fees	19,306
Custodian fees	708
Transfer agent/maintenance fees	5,363
Distribution and service fees	7,405
Portfolio accounting fees	3,218
Licensing fees	6,073
Other	24,460

Total liabilities	3,340,158

Net assets	$21,804,442

Net assets consist of:
Paid in capital	58,740,667
Undistributed net investment income	3,103
Accumulated net realized loss on sale of investments	(40,385,405)
Net unrealized appreciation in value of investments	3,446,077

Net assets	21,804,442

A-Class:
Net assets	$3,048,382
Capital shares outstanding	199,306
Net asset value per share	$15.29

Maximum offering price per share*	$16.06

C-Class:
Net assets	$2,964,349
Capital shares outstanding	203,314
Net asset value per share	$14.58

H-Class:
Net assets	$15,791,711
Capital shares outstanding	1,032,841
Net asset value per share	$15.29

Investments, at cost	$10,680,587
Repurchase agreements, at cost	3,972,397

Total cost	$14,652,984
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends	$300,824
Interest	5,765

Total investment income	306,589

Expenses:
Management fees	143,129
Transfer agent and administrative fees	39,758
Distribution and Service Fees:
A-Class	5,650
C-Class	19,630
H-Class	29,201
Portfolio accounting fees	23,855
Trustees’ fees**	2,425
Registration fees	19,780
Miscellaneous	20,058

Total expenses	303,486

Net investment income	3,103

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	1,740,174
Equity index swaps	271,020
Futures	22,702

Net realized gain	2,033,896

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(3,122,428)
Equity index swaps	(550,681)
Futures	(324,241)

Net unrealized depreciation	(3,997,350)

Net loss	(1,963,454)

Net decrease in net assets resulting from operations	$(1,960,351)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	41

 DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment income	$3,103	$51,316
Net realized gain (loss) during the year or period on investments	2,033,896	(750,925)
Net unrealized appreciation (depreciation) during the year or period on investments	(3,997,350)	7,778,162

Net increase (decrease) in net assets resulting from operations	(1,960,351)	7,078,553

Distributions to shareholders from:
Net investment income
A-Class	—	(6,048)
C-Class	—	(5,494)
H-Class	—	(39,774)

Total distributions to shareholders	—	(100,280)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,626,885	7,300,456
C-Class	5,409,993	41,935,587
H-Class	366,279,316	563,255,118
Distributions reinvested
A-Class	—	9,861
C-Class	—	10,307
H-Class	—	63,068
Cost of shares redeemed
A-Class	(5,638,747)	(11,299,956)
C-Class	(6,663,964)	(44,033,493)
H-Class	(391,330,241)	(558,047,614)

Net increase (decrease) from capital share transactions	(28,316,758)	(806,666)

Net increase in net assets	(30,277,109)	6,171,607

Net assets:
Beginning of year or period	52,081,551	45,909,944

End of year or period	$21,804,442	$52,081,551

Undistributed net investment income at end of year or period	$3,103	$—

Capital share activity:
Shares sold
A-Class	207,654	667,295
C-Class	318,249	3,732,659
H-Class	20,752,476	47,023,918
Shares reinvested
A-Class	—	575
C-Class	—	627
H-Class	—	3,671
Shares redeemed
A-Class	(325,373)	(947,434)
C-Class	(392,295)	(3,914,937)
H-Class	(22,108,642)	(47,218,128)
42	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$17.53		$12.68	$33.86	$31.56	$24.39	$25.39

Income (loss) from investment operations:
Net investment income (loss)[b]	.02		.03	.18	.38	(.21)	(.04)
Net gain (loss) on securities (realized and unrealized)	(2.26)		4.86	(21.27)	1.93	7.58	(.92)

Total from investment operations	(2.24)		4.89	(21.09)	2.31	7.37	(.96)

Less distributions:
Dividends from net investment income	—		(.02)	(.08)	(.01)	(.20)	(.01)
Distributions from realized gains	—		—	—	—	—	(.03)
Return of capital	—		(.02)	(.01)	—	—	—

Total distributions	—		(.04)	(.09)	(.01)	(.20)	(.04)

Net asset value, end of period	$15.29		$17.53	$12.68	$33.86	$31.56	$24.39

Total Return[c]	(12.72%	)	38.54%	(62.28% )	7.32%	30.21%	(3.78% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,048		$5,556	$7,563	$9,824	$3,337	$1,522

Ratios to average net assets:
Net investment income (loss)	0.22%		0.26%	0.80%	1.09%	(0.77% )	(0.17% )
Combined net investment income[e]	—		—	—	—	1.30%	0.94%
Total expenses[d,f]	1.84%		1.83%	1.74%	1.71%	1.69%	1.67%

Portfolio turnover rate	86%		148%	30%	148%	341%	410%

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$16.77		$12.22	$32.91	$30.91	$24.06	$25.22

Income (loss) from investment operations:
Net investment income (loss)[b]	(.05)		(.06)	.01	.14	(.41)	(.55)
Net gain (loss) on securities (realized and unrealized)	(2.14)		4.65	(20.61)	1.87	7.46	(.57)

Total from investment operations	(2.19)		4.59	(20.60)	2.01	7.05	(1.12)

Less distributions:
Dividends from net investment income	—		(.02)	(.08)	(.01)	(.20)	(.01)
Distributions from realized gains	—		—	—	—	—	(.03)
Return of capital	—		(.02)	(.01)	—	—	—

Total distributions	—		(.04)	(.09)	(.01)	(.20)	(.04)

Net asset value, end of period	$14.58		$16.77	$12.22	$32.91	$30.91	$24.06

Total Return[c]	(13.06%	)	37.53%	(62.59% )	6.50%	29.29%	(4.44% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,964		$4,652	$5,610	$10,539	$6,198	$3,988

Ratios to average net assets:
Net investment income (loss)	(0.60%	)	(0.48% )	0.07%	0.41%	(1.52% )	(2.31% )
Combined net investment income[e]	—		—	—	—	0.55%	0.22%
Total expenses[d,f]	2.56%		2.59%	2.49%	2.46%	2.44%	2.39%

Portfolio turnover rate	86%		148%	30%	148%	341%	410%
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	43

 DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010	[a]	2009	2008	2007	2006	2005
Per Share Data
Net asset value, beginning of period	$17.53		$12.69	$33.90	$31.59	$24.40	$25.38

Income (loss) from investment operations:
Net investment income (loss)[b]	.01		.03	.16	.42	(.21)	(.16)
Net gain (loss) on securities (realized and unrealized)	(2.25)		4.85	(21.28)	1.90	7.60	(.78)

Total from investment operations	(2.24)		4.88	(21.12)	2.32	7.39	(.94)

Less distributions:
Dividends from net investment income	—		(.02)	(.08)	(.01)	(.20)	(.01)
Distributions from realized gains	—		—	—	—	—	(.03)
Return of capital	—		(.02)	(.01)	—	—	—

Total distributions	—		(.04)	(.09)	(.01)	(.20)	(.04)

Net asset value, end of period	$15.29		$17.53	$12.69	$33.90	$31.59	$24.40

Total Return[c]	(12.78%	)	38.43%	(62.30% )	7.34%	30.28%	(3.71% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$15,792		$41,873	$32,737	$45,818	$57,132	$33,896

Ratios to average net assets:
Net investment income (loss)	0.09%		0.23%	0.72%	1.21%	(0.77% )	(0.67% )
Combined net investment income[e]	—		—	—	—	1.30%	0.96%
Total expenses[d,f]	1.82%		1.83%	1.74%	1.72%	1.69%	1.65%

Portfolio turnover rate	86%		148%	30%	148%	341%	410%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

[f]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.

Prior to January 1, 2007, the Dow 2x Strategy Fund operated under a Master-Feeder Structure.
44	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)

INVERSE DOW 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial Average IndexSM (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.

THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	45

1

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE DOW 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b),† - 67.1%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$34,612,001	$34,612,001
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	1,338,385	1,338,385

Total Repurchase Agreements (Cost $35,950,386)		35,950,386

Total Investments - 67.1% (Cost $35,950,386)		$35,950,386

Cash & Other Assets, Less Liabilities – 32.9%		17,625,558

Total Net Assets – 100.0%		$53,575,944

		UNREALIZED
	CONTRACTS	GAIN

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $10,724,025)	221	$103,162

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Goldman Sachs International July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/26/10†† (Notional Market Value
$27,992,503)	2,864	$1,040,123
Credit Suisse Capital LLC July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/30/10†† (Notional Market Value
$62,786,561)	6,424	609,800
Morgan Stanley Capital Services, Inc. July 2010 Dow Jones Industrial Average Index Swap, Terminating 07/30/10†† (Notional Market Value
$5,763,088)	590	234,723

(Total Notional Market Value $96,542,152)		$1,884,646

†	Repurchase Agreements — See Note 6.

††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
46	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

2

 INVERSE DOW 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Repurchase agreements, at value	$35,950,386

Total investments	35,950,386
Segregated cash with broker	15,561,820
Unrealized appreciation on swap agreements	1,884,646
Variation margin	89,955
Fund shares sold	1,692,710
Interest	10

Total assets	55,179,527

Liabilities:
Fund shares redeemed	1,492,555
Management fees	34,406
Custodian fees	1,262
Transfer agent/maintenance fees	9,557
Distribution and service fees	11,069
Portfolio accounting fees	5,734
Licensing fees	10,108
Other	38,892

Total liabilities	1,603,583

Net assets	$53,575,944

Net assets consist of:
Paid in capital	84,175,464
Accumulated net investment loss	(389,686)
Undistributed net realized gain on sale of investments	(32,197,642)
Net unrealized appreciation in value of investments	1,987,808

Net assets	53,575,944

A-Class:
Net assets	$2,408,589
Capital shares outstanding	89,449
Net asset value per share	$26.93

Maximum offering price per share*	$28.27

C-Class:
Net assets	$2,561,651
Capital shares outstanding	100,104
Net asset value per share	$25.59

H-Class:
Net assets	$48,605,704
Capital shares outstanding	1,803,797
Net asset value per share	$26.95

Repurchase agreements, at cost	35,950,386

Total cost	$35,950,386

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-47.5%).
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$28,713

Total investment income	28,713

Expenses:
Management fees	203,669
Transfer agent and administrative fees	56,575
Distribution and Service Fees:
A-Class	2,721
C-Class	10,749
H-Class	51,166
Portfolio accounting fees	33,945
Trustees’ fees**	2,848
Registration fees	27,370
Miscellaneous	29,356

Total expenses	418,399

Net investment loss	(389,686)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	(203,580)
Futures	1,188,598

Net realized gain	985,018

Net unrealized appreciation (depreciation) during the period on:
Equity index swaps	2,411,430
Futures	(1,955)

Net unrealized appreciation	2,409,475

Net realized and unrealized gain	3,394,493

Net increase in net assets resulting from operations	$3,004,807

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	47

3

 INVERSE DOW 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(389,686)	$(892,132)
Net realized gain (loss) during the year or period on investments	985,018	(33,416,395)
Net unrealized appreciation (depreciation) during the year or period on investments	2,409,475	(205,144)

Net increase (decrease) in net assets resulting from operations	3,004,807	(34,513,671)

Distributions to shareholders from:
Net investment income
Net realized gain
A-Class	—	(5,549)
C-Class	—	(6,443)
H-Class	—	(107,797)

Total distributions to shareholders	—	(119,789)

Capital share transactions:
Proceeds from sale of shares
A-Class	2,500,484	9,180,591
C-Class	13,876,786	86,155,587
H-Class	354,883,621	754,890,050
Distributions reinvested
A-Class	—	4,975
C-Class	—	4,970
H-Class	—	105,709
Cost of shares redeemed
A-Class	(2,140,777)	(10,063,835)
C-Class	(13,424,405)	(85,402,607)
H-Class	(344,193,706)	(722,189,787)

Net increase from capital share transactions	11,502,003	32,685,653

Net increase (decrease) in net assets	14,506,810	(1,947,807)

Net assets:
Beginning of year or period	39,069,134	41,016,941

End of year or period	$53,575,944	$39,069,134

Accumulated net investment loss at end of year or period	$(389,686)	$—

Capital share activity:
Shares sold
A-Class	100,611	226,278
C-Class	591,789	2,223,118
H-Class	14,521,686	18,210,610
Shares reinvested
A-Class	—	188
C-Class	—	197
H-Class	—	3,995
Shares redeemed
A-Class	(88,054)	(232,381)
C-Class	(576,634)	(2,218,054)
H-Class	(14,073,686)	(17,572,575)
48	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

4

 INVERSE DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
A-Class	2010	[a]	2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$25.80		$ 46.96	$30.59	$35.38	$ 45.63	$45.41

Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)		(.68)	(.17)	1.09	(.31)	(.35)
Net gain (loss) on securities (realized and unrealized)	1.33		(20.41)	16.59	(4.41)	(9.79)	.78

Total from investment operations	1.13		(21.09)	16.42	(3.32)	(10.10)	.43

Less distributions:
Dividends from net investment income	—		—	(.05)	(1.47)	(.15)	(.07)
Distributions from realized gains	—		(.07)	—	—	—	(.14)

Total distributions	—		(.07)	(.05)	(1.47)	(.15)	(.21)

Net asset value, end of period	$26.93		$ 25.80	$46.96	$30.59	$ 35.38	$45.63

Total Return[c]	4.38%		(44.92% )	53.68%	(9.16% )	(22.14%))	(0.94% )

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,409		$1,984	$3,889	$2,201	$3,534	$1,177

Ratios to average net assets:
Net investment income (loss)	(1.68%	)	(1.69% )	(0.41% )	3.36%	(0.77% )	(0.77% )
Combined net investment income[f]	—		—	—	—	3.51%	1.62%
Total expenses[d,g]	1.82%		1.83%	1.75%	1.70%	1.69%	1.70%
Net expenses[e,g]	1.82%		1.83%	1.75%	1.70%	1.69%	1.69%

Portfolio turnover rate	—		—	—	—	—	—

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
C-Class	2010	[a]	2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$24.62		$ 45.18	$29.65	$34.60	$ 44.95	$45.10

Income (loss) from investment operations:
Net investment income (loss)[b]	(.28)		(.97)	(.32)	.80	(.60)	(.70)
Net gain (loss) on securities (realized and unrealized)	1.25		(19.52)	15.90	(4.28)	(9.60)	.76

Total from investment operations	.97		(20.49)	15.58	(3.48)	(10.20)	.06

Less distributions:
Dividends from net investment income	—		—	(.05)	(1.47)	(.15)	(.07)
Distributions from realized gains	—		(.07)	—	—	—	(.14)

Total distributions	—		(.07)	(.05)	(1.47)	(.15)	(.21)

Net asset value, end of period	$ 25.59		$ 24.62	$45.18	$29.65	$ 34.60	$44.95

Total Return[c]	3.94%		(45.36% )	52.55%	(9.83% )	(22.69% )	0.12%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,562		$2,091	$3,600	$5,233	$4,572	$1,907

Ratios to average net assets:
Net investment income (loss)	(2.43%	)	(2.40% )	(0.86% )	2.54%	(1.52% )	(1.49% )
Combined net investment income[f]	—		—	—	—	2.76%	0.90%
Total expenses[d,g]	2.62%		2.54%	2.49%	2.45%	2.44%	2.42%
Net expenses[e,g]	2.62%		2.54%	2.49%	2.45%	2.44%	2.41%

Portfolio turnover rate	—		—	—	—	—	—
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	49

 INVERSE DOW 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,	December 31,
H-Class	2010[a]		2009	2008	2007	2006	2005

Per Share Data
Net asset value, beginning of period	$25.81		$ 46.97	$30.59	$35.38	$ 45.63	$45.41

Income (loss) from investment operations:
Net investment income (loss)[b]	(.20)		(.63)	(.06)	1.10	(.31)	(.35)
Net gain (loss) on securities (realized and unrealized)	1.34		(20.46)	16.49	(4.42)	(9.79)	.78

Total from investment operations	1.14		(21.09)	16.43	(3.32)	(10.10)	.43

Less distributions:
Dividends from net investment income	—		—	(.05)	(1.47)	(.15)	(.07)
Distributions from realized gains	—		(.07)	—	—	—	(.14)

Total distributions	—		(.07)	(.05)	(1.47)	(.15)	(.21)

Net asset value, end of period	$26.95		$ 25.81	$46.97	$30.59	$ 35.38	$45.63

Total Return[c]	4.42%		(44.91% )	53.71%	(9.16% )	(22.14% )	0.94%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$48,606		$34,994	$33,528	$37,138	$59,603	$37,047

Ratios to average net assets:
Net investment income (loss)	(1.69%	)	(1.70% )	(0.15% )	3.39%	(0.77% )	(0.74% )
Combined net investment income[f]	—		—	—	—	3.51%	1.65%
Total expenses[d,g]	1.82%		1.83%	1.74%	1.70%	1.69%	1.67%
Net expenses[e,g]	1.82%		1.83%	1.74%	1.70%	1.69%	1.66%

Portfolio turnover rate	—		—	—	—	—	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[c]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[d]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[e]	Net expense information reflects the expense ratios after voluntary expense waivers, reimbursements and custodian earnings credits, as applicable.

[f]	Ratios represent combined net investment income of the former Master Portfolio and the Fund. Ratios shown under the caption “Net Investment Income (Loss)” for the year ended December 31, 2006 and preceding periods did not reflect the net investment income of the former Master Portfolio. This has no effect on the Fund’s net asset value, per share value or total increase (decrease) in net assets from operations during any period.

[g]	Expense ratios to average net assets include expenses of the corresponding former Master Portfolio for the year ended December 31, 2006, and preceding periods.

Prior to January 1, 2007, the Inverse Dow 2x Strategy Fund operated under a Master-Feeder Structure.
50	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

FUND PROFILE (Unaudited)
June 30, 2010

RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)

Salix Pharmaceuticals Ltd.	0.2%
MFA Financial, Inc.	0.2%
Jack Henry & Associates, Inc.	0.2%
TIBCO Software, Inc.	0.1%
Highwoods Properties, Inc.	0.2%
Rock-Tenn Co. — Class A	0.1%
Nordson Corp.	0.1%
ev3, Inc.	0.1%
Psychiatric Solutions, Inc.	0.1%
ProAssurance Corp.	0.1%

Top Ten Total	1.4%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	51

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS(a) - 63.2%

FINANCIALS - 13.5%
MFA Financial, Inc.	5,310	$39,294
Highwoods Properties, Inc.	1,358	37,698
ProAssurance Corp.*	620	35,191
Omega Healthcare Investors, Inc.	1,761	35,097
FirstMerit Corp.	2,040	34,945
BioMed Realty Trust, Inc.	2,150	34,593
Apollo Investment Corp.	3,677	34,306
Alterra Capital Holdings Ltd.	1,819	34,161
National Retail Properties, Inc.	1,579	33,854
Home Properties, Inc.	747	33,667
Entertainment Properties Trust	880	33,502
SVB Financial Group*	792	32,654
CBL & Associates Properties, Inc.	2,620	32,593
Tanger Factory Outlet Centers	767	31,738
Washington Real Estate Investment Trust	1,150	31,729
American Capital Ltd.*	6,440	31,041
Platinum Underwriters Holdings Ltd.	850	30,846
Kilroy Realty Corp.	1,029	30,592
Prosperity Bancshares, Inc.	880	30,580
Signature Bank *	779	29,610
Westamerica Bancorp.	560	29,411
Mid-America Apartment Communities, Inc.	570	29,338
LaSalle Hotel Properties	1,320	27,152
American Campus Communities, Inc.	990	27,017
Potlatch Corp.	756	27,012
Iberiabank Corp.	510	26,255
MGIC Investment Corp.*	3,800	26,182
Healthcare Realty Trust, Inc.	1,180	25,925
Stifel Financial Corp.*	589	25,557
Trustmark Corp.	1,210	25,192
Umpqua Holdings Corp.	2,170	24,912
First American Financial Corp.	1,960	24,853
Knight Capital Group, Inc. — Class A*	1,788	24,657
Equity Lifestyle Properties, Inc.	500	24,115
DiamondRock Hospitality Co.*	2,929	24,076
Northwest Bancshares, Inc.	2,089	23,961
Extra Space Storage, Inc.	1,650	22,935
Astoria Financial Corp.	1,639	22,553
NewAlliance Bancshares, Inc.	2,010	22,532
Webster Financial Corp.	1,240	22,246
Delphi Financial Group, Inc. — Class A	900	21,969
Redwood Trust, Inc.	1,476	21,609
Portfolio Recovery Associates, Inc.*	320	21,370
UMB Financial Corp.	600	21,336
Post Properties, Inc.	920	20,912
CNO Financial Group, Inc.*	4,210	20,839

		MARKET
	SHARES	VALUE

Susquehanna Bancshares, Inc.	2,460	$20,492
Montpelier Re Holdings Ltd.	1,350	20,155
PHH Corp.*	1,050	19,992
Glacier Bancorp, Inc.	1,360	19,951
Medical Properties Trust, Inc.	2,110	19,918
Wintrust Financial Corp.	590	19,671
PS Business Parks, Inc.	348	19,411
Colonial Properties Trust	1,330	19,325
First Financial Bankshares, Inc.	400	19,236
Hatteras Financial Corp.	690	19,196
Cash America International, Inc.	560	19,191
DuPont Fabros Technology, Inc.	778	19,108
Sunstone Hotel Investors, Inc.*	1,870	18,569
MB Financial, Inc.	1,000	18,390
RLI Corp.	350	18,379
Hancock Holding Co.	550	18,348
Radian Group, Inc.	2,520	18,245
EastGroup Properties, Inc.	510	18,146
DCT Industrial Trust, Inc.	4,002	18,089
Argo Group International Holdings Ltd.	590	18,048
Sovran Self Storage, Inc.	520	17,904
National Health Investors, Inc.	460	17,738
United Bankshares, Inc.	740	17,716
FNB Corp.	2,170	17,425
Old National Bancorp	1,650	17,094
First Midwest Bancorp, Inc.	1,400	17,024
Whitney Holding Corp.	1,820	16,835
International Bancshares Corp.	1,007	16,807
Tower Group, Inc.	770	16,578
First Financial Bancorp	1,100	16,445
American Capital Agency Corp.	622	16,433
Ezcorp, Inc. — Class A*	876	16,250
CVB Financial Corp.	1,695	16,103
Anworth Mortgage Asset Corp.	2,245	15,984
Franklin Street Properties Corp.	1,312	15,495
Cathay General Bancorp	1,490	15,392
Park National Corp.	235	15,284
Starwood Property Trust, Inc.	900	15,255
Selective Insurance Group, Inc.	1,010	15,009
Capstead Mortgage Corp.	1,330	14,710
National Penn Bancshares, Inc.	2,390	14,364
Ocwen Financial Corp.*	1,407	14,337
KBW, Inc.*	666	14,279
Community Bank System, Inc.	628	13,835
Greenlight Capital Re Ltd. — Class A*	538	13,552
Columbia Banking System, Inc.	740	13,512
Provident Financial Services, Inc.	1,140	13,327
NBT Bancorp, Inc.	650	13,273
U-Store-It Trust	1,767	13,182
Investment Technology Group, Inc.*	820	13,169
Pico Holdings, Inc.*	430	12,887
Pennsylvania Real Estate Investment Trust	1,052	12,855

52	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Acadia Realty Trust	757	$12,733
optionsXpress Holdings, Inc.*	800	12,592
Investors Real Estate Trust	1,423	12,565
First Cash Financial Services, Inc.*	571	12,448
Forestar Group, Inc.*	690	12,392
Prospect Capital Corp.	1,280	12,352
Alexander’s, Inc.	40	12,117
Investors Bancorp, Inc.*	910	11,939
Employers Holdings, Inc.	810	11,931
World Acceptance Corp.*	310	11,876
Strategic Hotels & Resorts, Inc.*	2,660	11,677
Infinity Property & Casualty Corp.	250	11,545
American Equity Investment Life Holding Co.	1,110	11,455
Cousins Properties, Inc.	1,699	11,453
Horace Mann Educators Corp.	740	11,322
Texas Capital Bancshares, Inc.*	690	11,316
Inland Real Estate Corp.	1,406	11,136
Lexington Realty Trust	1,830	10,998
PrivateBancorp, Inc. — Class A	990	10,969
LTC Properties, Inc.	451	10,946
Equity One, Inc.	689	10,748
Flagstone Reinsurance Holdings S.A.	990	10,712
Piper Jaffray Cos.*	330	10,633
PacWest Bancorp	580	10,620
BlackRock Kelso Capital Corp.	1,070	10,561
Oritani Financial Corp.	1,050	10,500
Government Properties Income Trust	400	10,208
First Potomac Realty Trust	700	10,059
Chemical Financial Corp.	460	10,019
Brookline Bancorp, Inc.	1,120	9,946
Primerica, Inc.*	460	9,862
Invesco Mortgage Capital, Inc.	490	9,805
Independent Bank Corp.	396	9,773
Nelnet, Inc. — Class A	501	9,659
Home Bancshares, Inc.	421	9,603
Navigators Group, Inc.*	230	9,460
Fifth Street Finance Corp.	857	9,453
Hersha Hospitality Trust	2,090	9,447
MF Global Holdings Ltd.*	1,640	9,364
Sun Communities, Inc.	360	9,346
S&T Bancorp, Inc.	468	9,248
Dollar Financial Corp.*	460	9,103
Getty Realty Corp.	397	8,897
Meadowbrook Insurance Group, Inc.	1,030	8,889
Safety Insurance Group, Inc.	240	8,885
Bank of the Ozarks, Inc.	250	8,867
Simmons First National Corp. — Class A	333	8,745
Enstar Group Ltd.*	129	8,571

		MARKET
	SHARES	VALUE

First Commonwealth Financial Corp.	1,629	$8,552
United Fire & Casualty Co.	427	8,463
Compass Diversified Holdings	630	8,448
Boston Private Financial Holdings, Inc.	1,310	8,423
City Holding Co.	300	8,364
SCBT Financial Corp.	237	8,347
Artio Global Investors, Inc. — Class A	530	8,342
Sterling Bancshares, Inc.	1,740	8,195
Trustco Bank Corp.	1,459	8,170
Pinnacle Financial Partners, Inc.*	630	8,095
Western Alliance Bancorp*	1,116	8,002
Walter Investment Management Corp.	489	7,995
Oriental Financial Group, Inc.	628	7,950
National Financial Partners Corp.*	810	7,914
iStar Financial, Inc.*	1,770	7,894
PMI Group, Inc.*	2,710	7,832
Glimcher Realty Trust	1,309	7,828
Associated Estates Realty Corp.	603	7,809
Retail Opportunity Investments Corp.	780	7,527
Hilltop Holdings, Inc.*	750	7,507
WesBanco, Inc.	440	7,414
Ramco-Gershenson Properties Trust	724	7,312
Flushing Financial Corp.	587	7,179
MarketAxess Holdings, Inc.	520	7,171
Evercore Partners, Inc. — Class A	303	7,075
United Community Banks, Inc.*	1,786	7,055
GFI Group, Inc.	1,257	7,014
MCG Capital Corp.	1,450	7,004
Cohen & Steers, Inc.	330	6,844
Harleysville Group, Inc.	220	6,827
Pebblebrook Hotel Trust*	360	6,786
Duff & Phelps Corp. — Class A	523	6,605
Universal Health Realty Income Trust	205	6,587
Cardtronics, Inc.*	507	6,571
Provident New York Bancorp	739	6,540
TowneBank	450	6,534
Beneficial Mutual Bancorp, Inc.*	661	6,531
Community Trust Bancorp, Inc.	260	6,526
Education Realty Trust, Inc.	1,080	6,512
Banco Latinoamericano de Comercio Exterior S.A. — Class E	520	6,495
Citizens Republic Bancorp, Inc.*	7,480	6,358
Hercules Technology Growth Capital, Inc.	688	6,336
AMERISAFE, Inc.*	360	6,318
Sandy Spring Bancorp, Inc.	450	6,305

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	53

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Urstadt Biddle Properties, Inc. — Class A	390	$6,291
Dime Community Bancshares	510	6,288
Lakeland Financial Corp.	313	6,254
Cedar Shopping Centers, Inc.	1,035	6,231
FelCor Lodging Trust, Inc.*	1,240	6,188
Maiden Holdings Ltd.	940	6,176
National Western Life Insurance Co. — Class A	40	6,110
Nara Bancorp, Inc.*	716	6,036
Parkway Properties, Inc.	410	5,974
MVC Capital, Inc.	460	5,943
Southside Bancshares, Inc.	299	5,872
Tejon Ranch Co.*	253	5,839
First Industrial Realty Trust, Inc.*	1,200	5,784
Renasant Corp.	400	5,740
PennantPark Investment Corp.	598	5,711
Tompkins Financial Corp.	150	5,663
Credit Acceptance Corp.*	116	5,657
Ashford Hospitality Trust, Inc.*	770	5,644
Suffolk Bancorp	180	5,569
Cogdell Spencer, Inc.	821	5,550
CNA Surety Corp.*	344	5,528
BGC Partners, Inc. — Class A	1,076	5,498
StellarOne Corp.	430	5,491
First Financial Corp.	210	5,420
Berkshire Hills Bancorp, Inc.	274	5,338
Univest Corporation of Pennsylvania	308	5,335
Hudson Valley Holding Corp.	230	5,318
Encore Capital Group, Inc.*	255	5,256
FBL Financial Group, Inc. — Class A	250	5,250
TradeStation Group, Inc.*	771	5,204
Danvers Bancorp, Inc.	360	5,202
Pennymac Mortgage Investment Trust*	320	5,088
SWS Group, Inc.	535	5,082
eHealth, Inc.*	445	5,060
Amtrust Financial Services, Inc.	420	5,057
SY Bancorp, Inc.	217	4,987
CapLease, Inc.	1,080	4,979
Cardinal Financial Corp.	538	4,971
Southwest Bancorp, Inc.	368	4,891
Bank Mutual Corp.	860	4,885
Saul Centers, Inc.	120	4,876
FPIC Insurance Group, Inc.*	190	4,873
1st Source Corp.	286	4,839
GAMCO Investors, Inc. — Class A	130	4,836
Colony Financial, Inc.	280	4,732
Resource Capital Corp.	826	4,692
Westfield Financial, Inc.	560	4,665
Phoenix Companies, Inc.*	2,200	4,642
American Physicians Capital, Inc.	150	4,627
Bancfirst Corp.	126	4,598

		MARKET
	SHARES	VALUE

Citizens, Inc.*	689	$4,589
Washington Trust Bancorp, Inc.	269	4,584
Sterling Bancorp — Class N	508	4,572
Oppenheimer Holdings, Inc. — Class A	190	4,550
West Coast Bancorp	1,770	4,513
First Busey Corp.	990	4,485
Northfield Bancorp, Inc.	340	4,413
Trico Bancshares	260	4,402
Capital Southwest Corp.	50	4,395
First Community Bancshares, Inc.	299	4,392
Winthrop Realty Trust	342	4,381
Territorial Bancorp, Inc.	230	4,359
Ameris Bancorp*	448	4,330
Gladstone Capital Corp.	400	4,324
United Financial Bancorp, Inc.	316	4,313
Kite Realty Group Trust	1,027	4,293
Heartland Financial USA, Inc.	248	4,285
Advance America Cash Advance Centers, Inc.	1,037	4,283
TICC Capital Corp.	505	4,242
Republic Bancorp, Inc. — Class A	189	4,234
Centerstate Banks, Inc.	416	4,197
State Auto Financial Corp.	270	4,188
Union First Market Bankshares Corp.	340	4,168
Arrow Financial Corp.	180	4,158
Safeguard Scientifics, Inc.*	390	4,118
First Merchants Corp.	480	4,070
Agree Realty Corp.	174	4,058
First Bancorp	280	4,057
Two Harbors Investment Corp.	490	4,042
Home Federal Bancorp, Inc.	320	4,042
CoBiz Financial, Inc.	608	4,007
PMA Capital Corp. — Class A*	610	3,995
Camden National Corp.	145	3,983
SeaBright Holdings, Inc.	420	3,982
Kennedy-Wilson Holdings, Inc.*	390	3,939
Great Southern Bancorp, Inc.	190	3,859
International Assets Holding Corp.*	240	3,840
Global Indemnity PLC — Class A*	520	3,827
NorthStar Realty Finance Corp.	1,429	3,815
Cypress Sharpridge Investments, Inc.	300	3,798
First Interstate Bancsystem, Inc. — Class A	240	3,775
Westwood Holdings Group, Inc.	107	3,761
Gleacher & Company, Inc.*	1,472	3,754
Financial Institutions, Inc.	210	3,730
Washington Banking Co.	290	3,709
Monmouth Real Estate Investment Corp. — Class A	500	3,695
Ambac Financial Group, Inc.*	5,470	3,665
Eagle Bancorp, Inc.*	308	3,628
First Financial Holdings, Inc.	312	3,572
Presidential Life Corp.	390	3,549

54	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Abington Bancorp, Inc.	400	$3,488
Center Financial Corp.*	670	3,450
Calamos Asset Management, Inc. — Class A	370	3,434
Main Street Capital Corp.	228	3,404
OceanFirst Financial Corp.	281	3,392
NewStar Financial, Inc.*	530	3,371
Baldwin & Lyons, Inc. — Class B	160	3,362
Excel Trust, Inc.*	280	3,360
FBR Capital Markets Corp.*	1,000	3,330
Bancorp, Inc.*	425	3,328
ESSA Bancorp, Inc.	270	3,324
Pacific Continental Corp.	350	3,314
Apollo Commercial Real Estate Finance, Inc.	200	3,292
Lakeland Bancorp, Inc.	386	3,289
Financial Engines, Inc.*	240	3,264
Wilshire Bancorp, Inc.	370	3,238
WSFS Financial Corp.	90	3,234
Metro Bancorp, Inc.*	262	3,233
CreXus Investment Corp.	260	3,232
Avatar Holdings, Inc.*	168	3,222
Triangle Capital Corp.	226	3,214
Bank of Marin Bancorp	100	3,193
National Bankshares, Inc.	130	3,150
American Safety Insurance Holdings Ltd.*	200	3,144
German American Bancorp, Inc.	205	3,136
Newcastle Investment Corp.*	1,170	3,136
1st United Bancorp, Inc.*	420	3,091
State Bancorp, Inc.	324	3,078
Epoch Holding Corp.	250	3,068
Terreno Realty Corp.*	170	3,011
LaBranche & Company, Inc.*	700	2,996
BankFinancial Corp.	360	2,992
Stewart Information Services Corp.	330	2,977
American Physicians Service Group, Inc.	120	2,934
NGP Capital Resources Co.	408	2,925
Bridge Bancorp, Inc.	120	2,914
Kayne Anderson Energy Development Co.	190	2,882
Chatham Lodging Trust*	160	2,859
Ames National Corp.	146	2,853
Consolidated-Tomoka Land Co.	100	2,850
Capital City Bank Group, Inc.	230	2,847
Peoples Bancorp, Inc.	196	2,842
First Mercury Financial Corp.	268	2,835
Cowen Group, Inc. — Class A*	690	2,829
First of Long Island Corp.	110	2,828
RAIT Financial Trust*	1,510	2,824
Green Bankshares, Inc.*	220	2,809
Heritage Financial Corp.*	186	2,784
Life Partners Holdings, Inc.	136	2,783
Flagstar Bancorp, Inc.*	884	2,776

		Market
	Shares	Value

Orrstown Financial Services, Inc.	125	$2,766
MainSource Financial Group, Inc.	380	2,725
Kearny Financial Corp.	290	2,656
Enterprise Financial Services Corp.	275	2,651
MPG Office Trust, Inc.*	900	2,637
Bryn Mawr Bank Corp.	157	2,634
ViewPoint Financial Group	190	2,632
Gladstone Commercial Corp.	160	2,614
Alliance Financial Corp.	94	2,613
Diamond Hill Investment Group, Inc.	46	2,608
OmniAmerican Bancorp, Inc.*	230	2,597
Donegal Group, Inc. — Class A	210	2,581
American National Bankshares, Inc.	120	2,567
HFF, Inc. — Class A*	360	2,545
Thomas Weisel Partners Group, Inc.*	432	2,544
Federal Agricultural Mortgage Corp. — Class C	180	2,525
First Marblehead Corp.*	1,050	2,467
Citizens & Northern Corp.	230	2,461
Gladstone Investment Corp.	420	2,449
Arlington Asset Investment Corp. — Class A	130	2,448
Harris & Harris Group, Inc.*	590	2,413
One Liberty Properties, Inc.	160	2,386
National Interstate Corp.	120	2,378
Virginia Commerce Bancorp, Inc.*	380	2,375
Tower Bancorp, Inc.	107	2,342
Taylor Capital Group, Inc.*	180	2,329
Dynex Capital, Inc.	250	2,307
Mission West Properties, Inc.	335	2,285
Kansas City Life Insurance Co.	76	2,247
ESB Financial Corp.	170	2,218
Thomas Properties Group, Inc.	670	2,218
Chesapeake Lodging Trust*	140	2,215
Hallmark Financial Services*	220	2,189
First Bancorp, Inc.	166	2,180
Penson Worldwide, Inc.*	386	2,177
Sanders Morris Harris Group, Inc.	390	2,164
Ladenburg Thalmann Financial Services, Inc.*	1,720	2,150
Penns Woods Bancorp, Inc.	70	2,129
Solar Capital Ltd.	110	2,119
Sierra Bancorp	180	2,070
West Bancorporation, Inc.	300	2,043
Golub Capital BDC, Inc.	140	2,019
MidWestOne Financial Group, Inc.	130	2,012
Merchants Bancshares, Inc.	90	2,000
Peapack Gladstone Financial Corp.	170	1,989
Asta Funding, Inc.	200	1,974
EMC Insurance Group, Inc.	90	1,974
THL Credit, Inc.*	170	1,955
Marlin Business Services Corp.*	160	1,934
Student Loan Corp.	80	1,926
UMH Properties, Inc.	190	1,913

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	55

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Virtus Investment Partners, Inc.*	100	$1,872
CNB Financial Corp.	170	1,867
Meridian Interstate Bancorp, Inc.*	170	1,853
Medallion Financial Corp.	280	1,848
BofI Holding, Inc.*	130	1,836
Bancorp Rhode Island, Inc.	70	1,834
Midsouth Bancorp, Inc.	142	1,813
Home Bancorp, Inc.*	140	1,807
Rockville Financial, Inc.	150	1,787
NYMAGIC, Inc.	90	1,736
JMP Group, Inc.	280	1,733
First South Bancorp, Inc.	160	1,698
Clifton Savings Bancorp, Inc.	190	1,643
Roma Financial Corp.	150	1,629
Encore Bancshares, Inc.*	150	1,483
Crawford & Co. — Class B*	448	1,416
Universal Insurance Holdings, Inc.	330	1,379
Century Bancorp, Inc. — Class A	60	1,322
Hanmi Financial Corp.*	960	1,210
Asset Acceptance Capital Corp.*	280	1,159
CompuCredit Holdings Corp.	290	1,148
Primus Guaranty Ltd.*	310	1,144
Fox Chase Bancorp, Inc.*	106	1,014
Santander BanCorp*	80	1,011
NASB Financial, Inc.	66	1,000
Pzena Investment Management, Inc. — Class A	146	930
First BanCorp	1,753	929
Doral Financial Corp.*	358	874
Rodman & Renshaw Capital
Group, Inc.*	300	858
Gerova Financial Group Ltd.*	130	703
Porter Bancorp, Inc.	55	694
K-Fed Bancorp	70	636
California First National Bancorp	40	494
Waterstone Financial, Inc.*	135	460
Heritage Financial Group	40	433

Total Financials		3,797,205

INFORMATION TECHNOLOGY - 11.3%
Jack Henry & Associates, Inc.	1,619	38,662
TIBCO Software, Inc.*	3,150	37,989
Parametric Technology Corp.*	2,200	34,474
Cybersource Corp.*	1,347	34,389
GSI Commerce, Inc.*	1,174	33,811
Rackspace Hosting, Inc.*	1,840	33,746
Riverbed Technology, Inc.*	1,200	33,144
Concur Technologies, Inc.*	760	32,437
Netlogic Microsystems, Inc.*	1,186	32,259
ADTRAN, Inc.	1,180	32,179
VeriFone Systems, Inc.*	1,620	30,667
Ariba, Inc.*	1,697	27,033
Veeco Instruments, Inc.*	770	26,396
Plantronics, Inc.	920	26,312
SuccessFactors, Inc.*	1,192	24,782

		Market
	Shares	Value

Arris Group, Inc.*	2,403	$24,487
Blackboard, Inc.*	654	24,414
CACI International, Inc. — Class A*	570	24,214
Progress Software Corp.*	800	24,024
Hittite Microwave Corp.*	515	23,041
Microsemi Corp.*	1,570	22,969
Anixter International, Inc.*	530	22,578
Acme Packet, Inc.*	829	22,284
Cavium Networks, Inc.*	836	21,895
Wright Express Corp.*	737	21,889
Omnivision Technologies, Inc.*	988	21,183
Finisar Corp.*	1,420	21,158
Plexus Corp.*	770	20,590
Quest Software, Inc.*	1,140	20,566
Viasat, Inc.*	630	20,513
InterDigital, Inc.*	830	20,493
Sanmina-SCI Corp.*	1,500	20,415
RF Micro Devices, Inc.*	5,090	19,902
Aruba Networks, Inc.*	1,390	19,794
Sapient Corp.	1,949	19,763
Cirrus Logic, Inc.*	1,240	19,604
Semtech Corp.*	1,179	19,300
Lawson Software, Inc.*	2,630	19,199
MAXIMUS, Inc.	330	19,097
Acxiom Corp.*	1,300	19,097
Benchmark Electronics, Inc.*	1,200	19,020
Fair Isaac Corp.	870	18,957
j2 Global Communications, Inc.*	858	18,739
Blackbaud, Inc.	854	18,592
Palm, Inc.*	3,239	18,430
CommVault Systems, Inc.*	817	18,382
Taleo Corp. — Class A*	750	18,217
TriQuint Semiconductor, Inc.*	2,940	17,963
Mantech International Corp. — Class A*	420	17,879
Mentor Graphics Corp.*	2,020	17,877
MKS Instruments, Inc.*	952	17,821
Digital River, Inc.*	745	17,813
Synaptics, Inc.*	640	17,600
JDA Software Group, Inc.*	787	17,298
Tekelec*	1,297	17,172
Cymer, Inc.*	566	17,003
Coherent, Inc.*	480	16,464
ValueClick, Inc.*	1,540	16,463
Earthlink, Inc.	2,049	16,310
Comtech Telecommunications Corp.*	540	16,162
TiVo, Inc.*	2,189	16,155
Blue Coat Systems, Inc.*	790	16,140
SRA International, Inc. — Class A*	812	15,972
Websense, Inc.*	820	15,498
Ultimate Software Group, Inc.*	470	15,444
Cabot Microelectronics Corp.*	446	15,427
DG Fastchannel, Inc.*	470	15,313
Tessera Technologies, Inc.*	947	15,199

56	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Integrated Device Technology, Inc.*	3,060	$15,147
Power Integrations, Inc.	470	15,132
Unisys Corp.*	810	14,977
TTM Technologies, Inc.*	1,520	14,440
Emulex Corp.*	1,540	14,137
FEI Co.*	715	14,093
Advent Software, Inc.*	299	14,041
ADC Telecommunications, Inc.*	1,840	13,634
Netezza Corp.*	973	13,311
Cognex Corp.	750	13,185
Littelfuse, Inc.*	416	13,150
Checkpoint Systems, Inc.*	750	13,020
Applied Micro Circuits Corp.*	1,240	12,995
Aspen Technology, Inc.*	1,170	12,741
Rofin-Sinar Technologies, Inc.*	607	12,638
Scansource, Inc.*	506	12,615
DealerTrack Holdings, Inc.*	760	12,502
ACI Worldwide, Inc.*	640	12,461
OpenTable, Inc.*	300	12,441
MicroStrategy, Inc. — Class A*	165	12,390
Fortinet, Inc.*	750	12,330
SonicWALL, Inc.*	1,037	12,185
Take-Two Interactive Software, Inc.*	1,340	12,060
L-1 Identity Solutions, Inc. — Class 1*	1,464	11,990
Netgear, Inc.*	669	11,935
CSG Systems International, Inc.*	650	11,914
Euronet Worldwide, Inc.*	930	11,895
Manhattan Associates, Inc.*	430	11,846
Insight Enterprises, Inc.*	877	11,541
Constant Contact, Inc.*	540	11,518
SYNNEX Corp.*	430	11,017
Amkor Technology, Inc.*	1,990	10,965
Volterra Semiconductor Corp.*	474	10,930
Monolithic Power Systems, Inc.*	610	10,895
DTS, Inc.*	330	10,847
Infinera Corp.*	1,669	10,732
Sonus Networks, Inc.*	3,950	10,705
Heartland Payment Systems, Inc.	720	10,685
ArcSight, Inc.*	472	10,568
SolarWinds, Inc.*	657	10,538
SAVVIS, Inc.*	707	10,428
Oclaro, Inc.*	930	10,314
Formfactor, Inc.*	949	10,249
Universal Display Corp.*	569	10,231
Art Technology Group, Inc.*	2,980	10,192
Diodes, Inc.*	640	10,157
Standard Microsystems Corp.*	430	10,010
Harmonic, Inc.*	1,840	10,010
Entegris, Inc.*	2,490	9,885
Pegasystems, Inc.	307	9,858
Sourcefire, Inc.*	515	9,785
Micrel, Inc.	960	9,773
STEC, Inc.*	765	9,608
Stratasys, Inc.*	389	9,554

		Market
	Shares	Value

Lattice Semiconductor Corp.*	2,200	$9,548
Intermec, Inc.*	930	9,533
Park Electrochemical Corp.	390	9,520
Brooks Automation, Inc.*	1,230	9,508
United Online, Inc.	1,650	9,504
Brightpoint, Inc.*	1,338	9,366
Kulicke & Soffa Industries, Inc.*	1,330	9,337
Zoran Corp.*	970	9,254
Black Box Corp.	330	9,204
Tyler Technologies, Inc.*	590	9,157
Cogent, Inc.*	1,002	9,028
MTS Systems Corp.	310	8,990
ATMI, Inc.*	599	8,769
Terremark Worldwide, Inc.*	1,100	8,591
OSI Systems, Inc.*	308	8,553
TNS, Inc.*	489	8,528
Syntel, Inc.	250	8,487
Forrester Research, Inc.*	280	8,473
Loral Space & Communications, Inc.*	198	8,459
Advanced Energy Industries, Inc.*	688	8,456
Electronics for Imaging, Inc.*	860	8,385
Rogers Corp.*	300	8,331
Netscout Systems, Inc.*	578	8,219
Xyratex Ltd.*	570	8,065
Rubicon Technology, Inc.*	270	8,043
EPIQ Systems, Inc.	618	7,991
Ebix, Inc.*	505	7,918
Radiant Systems, Inc.*	546	7,895
LTX-Credence Corp.*	2,760	7,811
Quantum Corp.*	4,055	7,623
LogMeIn, Inc.*	290	7,607
Power-One, Inc.*	1,100	7,425
Epicor Software Corp.*	929	7,423
IPG Photonics Corp.*	487	7,417
Synchronoss Technologies, Inc.*	390	7,398
TeleTech Holdings, Inc.*	570	7,347
Ultratech, Inc.*	450	7,321
comScore, Inc.*	425	7,000
Avid Technology, Inc.*	548	6,976
Electro Scientific Industries, Inc.*	520	6,947
Methode Electronics, Inc.	710	6,915
Global Cash Access Holdings, Inc.*	959	6,914
3PAR, Inc.*	736	6,852
NIC, Inc.	1,058	6,782
Bottomline Technologies, Inc.*	520	6,776
Entropic Communications, Inc.*	1,063	6,739
Isilon Systems, Inc.*	513	6,587
RightNow Technologies, Inc.*	410	6,433
Ancestry.com, Inc.*	360	6,343
Newport Corp.*	697	6,315
Super Micro Computer, Inc.*	460	6,210
Move, Inc.*	2,960	6,068
Sycamore Networks, Inc.	365	6,066
CTS Corp.	640	5,914
infoGROUP, Inc.*	741	5,913

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	57

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

S1 Corp.*	980	$5,890
Sigma Designs, Inc.*	588	5,886
SMART Modular Technologies
WWH, Inc.*	1,000	5,850
FARO Technologies, Inc.*	310	5,800
LivePerson, Inc.*	840	5,762
iGate Corp.	446	5,718
Oplink Communications, Inc.*	398	5,703
Maxwell Technologies, Inc.*	498	5,677
Internet Brands, Inc. — Class A*	546	5,640
THQ, Inc.*	1,280	5,530
Smith Micro Software, Inc.*	578	5,497
Cass Information Systems, Inc.	160	5,480
Cohu, Inc.	449	5,446
Anadigics, Inc.*	1,238	5,398
Ixia*	620	5,326
Compellent Technologies, Inc.*	438	5,309
Actel Corp.*	410	5,256
Mercury Computer Systems, Inc.*	448	5,255
RealNetworks, Inc.*	1,590	5,247
Internet Capital Group, Inc.*	690	5,244
Kenexa Corp.*	430	5,160
Lionbridge Technologies, Inc.*	1,129	5,160
Imation Corp.*	560	5,146
Virage Logic Corp.*	429	5,101
Infospace, Inc.*	677	5,091
Silicon Image, Inc.*	1,449	5,086
ModusLink Global Solutions, Inc.*	840	5,065
Multi-Fineline Electronix, Inc.*	202	5,042
Ceva, Inc.*	400	5,040
ExlService Holdings, Inc.*	290	4,979
Wave Systems Corp. — Class A*	1,510	4,892
Vocus, Inc.*	319	4,874
Daktronics, Inc.	635	4,762
DivX, Inc.*	617	4,726
Exar Corp.*	679	4,705
Supertex, Inc.*	190	4,685
Extreme Networks*	1,712	4,622
Rosetta Stone, Inc.*	200	4,592
Pericom Semiconductor Corp.*	478	4,589
Echelon Corp.*	625	4,581
Mindspeed Technologies, Inc.*	610	4,569
LoopNet, Inc.*	370	4,562
Photronics, Inc.*	1,006	4,547
Rudolph Technologies, Inc.*	590	4,454
MIPS Technologies,
Inc. — Class A*	871	4,451
ADPT Corp.*	1,540	4,451
Intevac, Inc.*	416	4,439
Knot, Inc.*	570	4,435
NetSuite, Inc.*	350	4,424
Radisys Corp.*	461	4,389
Seachange International, Inc.*	530	4,362
EMS Technologies, Inc.*	290	4,356
Bell Microproducts, Inc.*	620	4,328

		Market
	Shares	Value

Comverge, Inc.*	480	$4,301
Kopin Corp.*	1,260	4,271
Symmetricom, Inc.*	830	4,225
Anaren, Inc.*	280	4,183
Double-Take Software, Inc.*	397	4,165
Hughes Communications, Inc.*	170	4,136
Interactive Intelligence, Inc.*	250	4,107
Aviat Networks, Inc.*	1,127	4,091
Silicon Graphics International Corp.*	577	4,085
UTStarcom, Inc.*	2,218	4,081
Spansion, Inc. — Class A*	250	4,077
Internap Network Services Corp.*	977	4,074
IXYS Corp.*	460	4,066
Sonic Solutions, Inc.*	480	4,008
Hypercom Corp.*	860	3,990
Electro Rent Corp.	310	3,965
ShoreTel, Inc.*	850	3,944
Perficient, Inc.*	440	3,920
NVE Corp.*	90	3,918
Digi International, Inc.*	470	3,887
Powerwave Technologies, Inc.*	2,520	3,881
MoneyGram International, Inc.*	1,579	3,869
CDC Corp. — Class A*	1,850	3,848
SS&C Technologies Holdings, Inc.*	240	3,847
Actuate Corp.*	860	3,827
Measurement Specialties, Inc.*	277	3,795
Monotype Imaging Holdings, Inc.*	420	3,784
Cray, Inc.*	672	3,750
Integrated Silicon Solution, Inc.*	490	3,695
Opnet Technologies, Inc.	250	3,672
VirnetX Holding Corp.	620	3,670
support.com, Inc.*	880	3,661
Renaissance Learning, Inc.	246	3,614
TeleCommunication Systems, Inc. — Class A*	862	3,569
Mattson Technology, Inc.*	940	3,563
Liquidity Services, Inc.*	270	3,499
Ultra Clean Holdings*	410	3,493
Nanometrics, Inc.*	340	3,431
Conexant Systems, Inc.*	1,530	3,427
Limelight Networks, Inc.*	779	3,420
Globecomm Systems, Inc.*	412	3,399
Novatel Wireless, Inc.*	589	3,381
Spectrum Control, Inc.*	240	3,355
KVH Industries, Inc.*	270	3,353
KIT Digital, Inc.*	380	3,352
Symyx Technologies, Inc.*	656	3,287
Ciber, Inc.*	1,180	3,269
Openwave Systems, Inc.*	1,590	3,228
Bel Fuse, Inc. — Class B	195	3,219
VASCO Data Security International, Inc.*	508	3,134
Deltek, Inc.*	369	3,077
Unica Corp.*	319	3,056

58	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Axcelis Technologies, Inc.*	1,970	$3,054
NCI, Inc. — Class A*	134	3,026
PLX Technology, Inc.*	700	2,933
BigBand Networks, Inc.*	948	2,863
Rimage Corp.*	180	2,849
DSP Group, Inc.*	440	2,812
Magma Design Automation, Inc.*	970	2,755
Saba Software, Inc.*	528	2,719
Immersion Corp.*	530	2,682
Zygo Corp.*	330	2,676
AXT, Inc.*	590	2,661
Advanced Analogic Technologies, Inc.*	819	2,613
Gerber Scientific, Inc.*	480	2,568
FSI International, Inc.*	610	2,556
Archipelago Learning, Inc.*	220	2,515
Evergreen Solar, Inc.*	3,654	2,492
Technitrol, Inc.	776	2,452
Echo Global Logistics, Inc.*	200	2,442
Digimarc Corp.*	130	2,437
DemandTec, Inc.*	360	2,430
Richardson Electronics Ltd.	270	2,430
PROS Holdings, Inc.*	372	2,418
Virtusa Corp.*	259	2,416
Zix Corp.*	1,060	2,396
X-Rite, Inc.*	627	2,314
Agilysys, Inc.	339	2,268
MoSys, Inc.*	510	2,254
CPI International, Inc.*	140	2,183
Microtune, Inc.*	1,019	2,170
Keynote Systems, Inc.	238	2,147
QuinStreet, Inc.*	185	2,129
Online Resources Corp.*	510	2,116
GSI Technology, Inc.*	365	2,088
Integral Systems, Inc.*	328	2,083
Dice Holdings, Inc.*	300	2,076
PDF Solutions, Inc.*	430	2,064
Local.com Corp.*	300	2,052
Stamps.com, Inc.*	197	2,019
SRS Labs, Inc.*	220	2,013
Network Equipment Technologies, Inc.*	567	1,979
MaxLinear, Inc. — Class A*	140	1,957
American Software, Inc. — Class A	420	1,940
Trident Microsystems, Inc.*	1,348	1,914
Hutchinson Technology, Inc.*	440	1,905
DDi Corp.	250	1,882
Keithley Instruments, Inc.	210	1,854
Network Engines, Inc.*	680	1,843
Presstek, Inc.*	520	1,836
PC-Telephone, Inc.*	360	1,814
Computer Task Group, Inc.*	280	1,809
Tessco Technologies, Inc.	100	1,670
ICx Technologies, Inc.*	227	1,657

		Market
	Shares	Value

Tier Technologies, Inc. — Class B*	260	$1,581
TechTarget, Inc.*	290	1,560
Hackett Group, Inc.*	540	1,517
FalconStor Software, Inc.*	560	1,478
Calix, Inc.*	140	1,436
Marchex, Inc. — Class A	370	1,424
Alpha & Omega Semiconductor Ltd.*	100	1,381
Opnext, Inc.*	821	1,355
Occam Networks, Inc.*	240	1,334
Guidance Software, Inc.*	250	1,305
TeleNav, Inc.*	150	1,258
Travelzoo, Inc.*	100	1,238
ePlus, Inc.*	70	1,225
Meru Networks, Inc.*	100	1,186
Viasystems Group, Inc.*	80	1,182
PC Connection, Inc.*	175	1,060
SPS Commerce, Inc.*	90	1,046
QAD, Inc.*	238	983
Ikanos Communications, Inc.*	570	918
Convio, Inc.*	110	807
Stream Global Services, Inc.*	90	504

Total Information Technology		3,162,000

INDUSTRIALS - 9.7%
Nordson Corp.	650	36,452
CLARCOR, Inc.	960	34,099
GrafTech International Ltd.*	2,280	33,334
Baldor Electric Co.	890	32,111
Watsco, Inc.	528	30,582
Alaska Air Group, Inc.*	680	30,566
Acuity Brands, Inc.	820	29,832
Woodward Governor Co.	1,160	29,615
EMCOR Group, Inc.*	1,259	29,171
Clean Harbors, Inc.*	439	29,154
Hexcel Corp.*	1,840	28,538
Moog, Inc. — Class A*	860	27,718
Genesee & Wyoming, Inc. — Class A*	737	27,497
Esterline Technologies Corp.*	568	26,952
Teledyne Technologies, Inc.*	687	26,504
US Airways Group, Inc.*	3,060	26,347
JetBlue Airways Corp.*	4,630	25,419
Curtiss-Wright Corp.	867	25,178
United Stationers, Inc.*	455	24,784
Actuant Corp. — Class A	1,290	24,291
HNI Corp.	855	23,589
Atlas Air Worldwide Holdings, Inc.*	489	23,227
Brady Corp. — Class A	929	23,151
Tetra Tech, Inc.*	1,170	22,944
Dollar Thrifty Automotive Group, Inc.*	536	22,839
Knight Transportation, Inc.	1,128	22,831
American Superconductor Corp.*	846	22,580

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	59

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

AO Smith Corp.	456	$21,975
Triumph Group, Inc.	320	21,322
HUB Group, Inc. — Class A*	710	21,307
Kaydon Corp.	630	20,702
ABM Industries, Inc.	977	20,468
Herman Miller, Inc.	1,080	20,380
Applied Industrial Technologies, Inc.	800	20,256
HEICO Corp.	562	20,187
Belden, Inc.	890	19,580
EnerSys*	916	19,575
Geo Group, Inc.*	930	19,298
Avis Budget Group, Inc.*	1,950	19,149
Old Dominion Freight Line, Inc.*	530	18,624
Simpson Manufacturing Company, Inc.	751	18,437
Deluxe Corp.	970	18,188
Werner Enterprises, Inc.	820	17,950
Mueller Industries, Inc.	710	17,466
Orbital Sciences Corp.*	1,090	17,189
Brink’s Co.	900	17,127
Corporate Executive Board Co.	650	17,076
Middleby Corp.*	320	17,021
Rollins, Inc.	810	16,759
Briggs & Stratton Corp.	950	16,169
Watts Water Technologies, Inc. — Class A	555	15,906
Healthcare Services Group, Inc.	830	15,729
Granite Construction, Inc.	660	15,563
Beacon Roofing Supply, Inc.*	860	15,497
Barnes Group, Inc.	929	15,226
Insituform Technologies, Inc. — Class A*	740	15,155
Seaboard Corp.	10	15,100
CoStar Group, Inc.*	385	14,938
Forward Air Corp.	547	14,906
II-VI, Inc.*	480	14,222
Heartland Express, Inc.	960	13,939
DigitalGlobe, Inc.*	516	13,571
GeoEye, Inc.*	424	13,203
Otter Tail Corp.	678	13,106
Skywest, Inc.	1,060	12,953
A123 Systems, Inc.*	1,370	12,919
ESCO Technologies, Inc.	500	12,875
American Science & Engineering, Inc.	168	12,803
Franklin Electric Company, Inc.	440	12,681
Advisory Board Co.*	290	12,458
Quanex Building Products Corp.	720	12,449
AirTran Holdings, Inc.*	2,560	12,416
Mine Safety Appliances Co.	500	12,390
AAR Corp.*	740	12,388
Allegiant Travel Co. — Class A	290	12,380
Korn*	867	12,051

		Market
	Shares	Value

Tennant Co.	356	$12,040
Resources Connection, Inc.*	875	11,900
RBC Bearings, Inc.*	410	11,886
Knoll, Inc.	890	11,828
EnerNOC, Inc.*	366	11,507
Mobile Mini, Inc.*	693	11,282
Steelcase, Inc. — Class A	1,449	11,230
Universal Forest Products, Inc.	370	11,215
SYKES Enterprises, Inc.*	779	11,085
Robbins & Myers, Inc.	505	10,979
Cubic Corp.	300	10,914
Mueller Water Products, Inc. — Class A	2,930	10,870
EnPro Industries, Inc.*	386	10,866
Interline Brands, Inc.*	627	10,841
Kaman Corp.	490	10,839
Badger Meter, Inc.	280	10,833
United Rentals, Inc.*	1,147	10,690
Astec Industries, Inc.*	380	10,537
Raven Industries, Inc.	310	10,450
Interface, Inc. — Class A	959	10,300
Ceradyne, Inc.*	480	10,258
Ameron International Corp.	170	10,256
McGrath Rentcorp	450	10,251
NACCO Industries, Inc. — Class A	114	10,119
Navigant Consulting, Inc.*	961	9,975
Arkansas Best Corp.	480	9,960
Administaff, Inc.	409	9,881
Stanley, Inc.*	258	9,644
MasTec, Inc.*	1,010	9,494
TrueBlue, Inc.*	840	9,400
Griffon Corp.*	849	9,390
Blount International, Inc.*	912	9,366
Polypore International, Inc.*	410	9,323
Acacia Research - Acacia Technologies*	640	9,107
Layne Christensen Co.*	366	8,883
Amerco, Inc.*	160	8,808
AZZ, Inc.	239	8,788
Argon ST, Inc.*	255	8,744
Bowne & Company, Inc.	762	8,550
EnergySolutions, Inc.	1,678	8,541
Exponent, Inc.*	260	8,507
Albany International Corp. — Class A	520	8,419
Tutor Perini Corp.*	510	8,405
Chart Industries, Inc.*	536	8,351
CIRCOR International, Inc.	318	8,134
Huron Consulting Group, Inc.*	417	8,094
John Bean Technologies Corp.	527	8,037
Rush Enterprises, Inc. — Class A*	600	8,016
Wabash National Corp.*	1,110	7,892
Consolidated Graphics, Inc.*	180	7,783
Lindsay Corp.	240	7,606

60	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

ICF International, Inc.*	317	$7,586
Heidrick & Struggles International, Inc.	329	7,508
Tredegar Corp.	460	7,507
Aircastle Ltd.	955	7,497
Kelly Services, Inc. — Class A*	500	7,435
Kforce, Inc.*	580	7,395
Ennis, Inc.	490	7,355
Genco Shipping & Trading Ltd.*	490	7,345
G&K Services, Inc. — Class A	350	7,227
Orion Marine Group, Inc.*	508	7,214
Federal Signal Corp.	1,180	7,127
TAL International Group, Inc.	317	7,123
Comfort Systems USA, Inc.	720	6,955
Viad Corp.	390	6,883
Ladish Company, Inc.*	296	6,725
Titan International, Inc.	670	6,680
Aerovironment, Inc.*	305	6,628
Altra Holdings, Inc.*	509	6,627
Great Lakes Dredge & Dock Corp.	1,103	6,618
GT Solar International, Inc.*	1,177	6,591
School Specialty, Inc.*	360	6,505
Encore Wire Corp.	350	6,366
MYR Group, Inc.*	380	6,342
Dolan Co.*	565	6,283
Dycom Industries, Inc.*	730	6,241
ATC Technology Corp.*	377	6,077
American Reprographics Co.*	696	6,076
Marten Transport Ltd.*	290	6,026
Standex International Corp.	237	6,008
Cascade Corp.	168	5,982
Waste Services, Inc.*	509	5,935
Cornell Companies, Inc.*	217	5,831
Trex Company, Inc.*	290	5,826
Gibraltar Industries, Inc.*	573	5,787
Gorman-Rupp Co.	230	5,761
Apogee Enterprises, Inc.	530	5,740
RSC Holdings, Inc.*	930	5,738
Cenveo, Inc.*	1,040	5,710
Sun Hydraulics Corp.	240	5,630
Force Protection, Inc.*	1,330	5,453
M&F Worldwide Corp.*	200	5,420
Celadon Group, Inc.*	380	5,373
AAON, Inc.	230	5,361
SFN Group, Inc.*	980	5,351
CBIZ, Inc.*	836	5,317
Michael Baker Corp.*	150	5,235
ACCO Brands Corp.*	1,040	5,190
Generac Holdings, Inc.*	369	5,170
FreightCar America, Inc.	228	5,157
US Ecology, Inc.	350	5,099
DynCorp International, Inc. — Class A*	290	5,081
Hawaiian Holdings, Inc.*	980	5,067

		Market
	Shares	Value

Columbus McKinnon Corp.*	360	$5,029
Eagle Bulk Shipping, Inc.*	1,180	4,980
Microvision, Inc.*	1,680	4,973
LB Foster Co. — Class A*	190	4,925
Air Transport Services Group, Inc.*	1,030	4,903
Broadwind Energy, Inc.*	1,749	4,897
Applied Signal Technology, Inc.	247	4,854
GenCorp, Inc.*	1,108	4,853
Colfax Corp.*	457	4,757
Team, Inc.*	360	4,698
Commercial Vehicle Group, Inc.*	460	4,697
Taser International, Inc.*	1,187	4,629
Vicor Corp.*	370	4,621
Pacer International, Inc.*	660	4,613
Powell Industries, Inc.*	168	4,593
Diamond Management & Technology Consultants, Inc. — Class A	440	4,536
Standard Parking Corp.*	286	4,527
Saia, Inc.*	297	4,455
Capstone Turbine Corp.*	4,530	4,439
RailAmerica, Inc.*	440	4,365
3D Systems Corp.*	345	4,330
Textainer Group Holdings Ltd.	177	4,273
PMFG, Inc.*	280	4,242
Kadant, Inc.*	238	4,146
Greenbrier Companies, Inc.*	360	4,032
Dynamic Materials Corp.	250	4,010
Republic Airways Holdings, Inc.*	650	3,971
Sterling Construction Company, Inc.*	306	3,960
CRA International, Inc.*	210	3,954
Ener1, Inc.*	1,162	3,928
H&E Equipment Services, Inc.*	520	3,895
Tecumseh Products Co. — Class A*	350	3,892
Satcon Technology Corp.*	1,350	3,861
Insteel Industries, Inc.	330	3,835
American Commercial Lines, Inc.*	170	3,827
Excel Maritime Carriers Ltd. — Class A*	740	3,789
CDI Corp.	240	3,727
Houston Wire & Cable Co.	340	3,689
Advanced Battery Technologies, Inc.*	1,116	3,660
Herley Industries, Inc.*	255	3,636
Energy Conversion Devices, Inc.*	870	3,567
Baltic Trading Ltd.*	310	3,525
On Assignment, Inc.*	690	3,471
APAC Customer Services, Inc.*	600	3,420
Ducommun, Inc.	200	3,420
Northwest Pipe Co.*	179	3,401
Titan Machinery, Inc.*	250	3,282
Kimball International, Inc. — Class B	590	3,263
Ampco-Pittsburgh Corp.	155	3,229
PowerSecure International, Inc.*	350	3,181

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	61

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Trimas Corp.*	280	$3,167
Kratos Defense & Security Solutions, Inc.*	300	3,150
Schawk, Inc. — Class A	210	3,140
Energy Recovery, Inc.*	780	3,120
Innerworkings, Inc.*	450	3,074
Met-Pro Corp.	275	2,959
Astronics Corp.*	180	2,945
Pike Electric Corp.*	310	2,920
American Woodmark Corp.	170	2,907
Mistras Group, Inc.*	270	2,894
Graham Corp.	190	2,848
NCI Building Systems, Inc.*	340	2,846
Roadrunner Transportation Systems, Inc.*	200	2,842
Metalico, Inc.*	711	2,830
Furmanite Corp.*	696	2,763
Aceto Corp.	480	2,750
LaBarge, Inc.*	236	2,693
Hudson Highland Group, Inc.*	610	2,684
Sauer-Danfoss, Inc.*	218	2,664
LMI Aerospace, Inc.*	166	2,618
Alamo Group, Inc.	120	2,604
Miller Industries, Inc.	190	2,559
Douglas Dynamics, Inc.*	220	2,530
Horizon Lines, Inc. — Class A	580	2,453
Lydall, Inc.*	320	2,445
Patriot Transportation Holding, Inc.*	30	2,427
DXP Enterprises, Inc.*	155	2,426
USA Truck, Inc.*	150	2,418
Primoris Services Corp.	380	2,394
VSE Corp.	75	2,386
International Shipholding Corp.	106	2,346
Courier Corp.	190	2,320
Volt Information Sciences, Inc.*	275	2,310
UQM Technologies, Inc.*	680	2,305
CAI International, Inc.*	190	2,261
Dynamex, Inc.*	180	2,196
American Railcar Industries, Inc.	180	2,174
Park-Ohio Holdings Corp.*	150	2,158
Fuel Tech, Inc.*	335	2,117
Flow International Corp.*	888	2,096
Builders FirstSource, Inc.*	860	2,064
Multi-Color Corp.	199	2,038
GP Strategies Corp.*	280	2,033
Hill International, Inc.*	490	1,989
Xerium Technologies, Inc.*	140	1,977
Pinnacle Airlines Corp.*	350	1,904
North American Galvanizing & Coating, Inc.*	245	1,879
Ultrapetrol Bahamas Ltd.*	420	1,827
Twin Disc, Inc.	160	1,818
Barrett Business Services, Inc.	146	1,810
Casella Waste Systems, Inc. — Class A*	470	1,795

		Market
	Shares	Value

LSI Industries, Inc.	360	$1,757
Thermadyne Holdings Corp.*	160	1,730
FuelCell Energy, Inc.*	1,400	1,652
Franklin Covey Co.*	250	1,625
Argan, Inc.*	147	1,533
Universal Truckload Services, Inc.*	110	1,532
Applied Energetics, Inc.*	1,460	1,504
PAM Transportation Services, Inc.*	90	1,353
Lawson Products, Inc.	78	1,324
LECG Corp.*	490	1,274
Global Defense Technology & Systems, Inc.*	90	1,149
Preformed Line Products Co.	40	1,118
Hoku Corp.*	320	1,069
Standard Register Co.	340	1,068
PGT, Inc.*	360	925
Quality Distribution, Inc.*	170	879
Coleman Cable, Inc.*	150	846
United Capital Corp.*	30	732
Omega Flex, Inc.	50	729
BlueLinx Holdings, Inc.*	210	552
Compx International, Inc.	20	197

Total Industrials		2,713,753

CONSUMER DISCRETIONARY - 8.8%
Deckers Outdoor Corp.*	240	34,289
Polaris Industries, Inc.	590	32,226
Warnaco Group, Inc.*	840	30,358
Valassis Communications, Inc.*	937	29,722
Carter’s, Inc.*	1,129	29,636
Sotheby’s	1,270	29,045
Live Nation Entertainment, Inc.*	2,670	27,901
Dress Barn, Inc.*	1,130	26,905
Dana Holding Corp.*	2,650	26,500
Capella Education Co.*	324	26,357
Jones Apparel Group, Inc.	1,647	26,105
Coinstar, Inc.*	600	25,782
Cheesecake Factory, Inc.*	1,150	25,599
Rent-A-Center, Inc.*	1,250	25,325
Life Time Fitness, Inc.*	793	25,209
Skechers U.S.A., Inc. — Class A*	660	24,103
Vail Resorts, Inc.*	686	23,948
Tenneco, Inc.*	1,130	23,798
Gymboree Corp.*	557	23,789
Wolverine World Wide, Inc.	940	23,707
ArvinMeritor, Inc.*	1,780	23,318
The Children’s Place Retail Stores, Inc.*	529	23,287
Cooper Tire & Rubber Co.	1,159	22,600
Under Armour, Inc. — Class A*	672	22,263
Eastman Kodak Co.*	5,090	22,091
OfficeMax, Inc.*	1,610	21,027
Brunswick Corp.	1,680	20,882
Cracker Barrel Old Country Store, Inc.	447	20,812

62	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Pool Corp.	941	$20,627
Jack in the Box, Inc.*	1,040	20,228
Iconix Brand Group, Inc.*	1,370	19,687
Saks, Inc.*	2,568	19,491
Jo-Ann Stores, Inc.*	517	19,393
Collective Brands, Inc.*	1,227	19,387
Dillard’s, Inc. — Class A	870	18,705
Jos A. Bank Clothiers, Inc.*	346	18,681
Men’s Wearhouse, Inc.	1,000	18,360
AnnTaylor Stores Corp.*	1,110	18,060
Dex One Corp.*	940	17,860
HSN, Inc.*	740	17,760
PF Chang’s China Bistro, Inc.	440	17,446
CROCS, Inc.*	1,633	17,277
Regis Corp.	1,090	16,971
Matthews International Corp. — Class A	570	16,690
Corinthian Colleges, Inc.*	1,669	16,440
Buckle, Inc.	496	16,080
American Public Education, Inc.*	345	15,076
Monro Muffler Brake, Inc.	380	15,021
CEC Entertainment, Inc.*	420	14,809
Sally Beauty Holdings, Inc.*	1,790	14,678
Gaylord Entertainment Co.*	660	14,579
Steven Madden Ltd.*	455	14,342
Bob Evans Farms, Inc.	580	14,280
Ulta Salon Cosmetics & Fragrance, Inc.*	596	14,101
Cinemark Holdings, Inc.	1,072	14,097
American Greetings Corp. — Class A	750	14,070
Scholastic Corp.	580	13,990
Grand Canyon Education, Inc.*	592	13,871
Texas Roadhouse, Inc. — Class A*	1,086	13,705
National CineMedia, Inc.	822	13,695
Talbots, Inc.*	1,323	13,640
NutriSystem, Inc.	590	13,535
Finish Line, Inc. — Class A	957	13,331
Ryland Group, Inc.	837	13,241
CKE Restaurants, Inc.	1,047	13,119
Hibbett Sports, Inc.*	545	13,058
99 Cents Only Stores*	870	12,876
Arbitron, Inc.	500	12,815
Orient-Express Hotels Ltd. — Class A*	1,720	12,728
Pier 1 Imports, Inc.*	1,980	12,692
Helen of Troy Ltd.*	575	12,685
Timberland Co. — Class A*	780	12,597
Buffalo Wild Wings, Inc.*	340	12,437
Brown Shoe Company, Inc.	818	12,417
Shutterfly, Inc.*	507	12,148
Genesco, Inc.*	455	11,971
Unifirst Corp.	266	11,709
Cato Corp. — Class A	525	11,560
Scientific Games Corp. — Class A*	1,220	11,224

		Market
	Shares	Value

Blue Nile, Inc.*	235	$11,064
Group 1 Automotive, Inc.*	470	11,059
Pinnacle Entertainment, Inc.*	1,150	10,879
Cabela’s, Inc.*	760	10,746
Steiner Leisure Ltd.*	279	10,725
K12, Inc.*	480	10,646
True Religion Apparel, Inc.*	480	10,594
Ruby Tuesday, Inc.*	1,220	10,370
Columbia Sportswear Co.	220	10,267
BJ’s Restaurants, Inc.*	425	10,030
RCN Corp.*	670	9,923
Meritage Homes Corp.*	607	9,882
Belo Corp. — Class A*	1,729	9,838
Lumber Liquidators Holdings, Inc.*	420	9,799
Penske Automotive Group, Inc.*	830	9,429
DineEquity, Inc.*	337	9,409
Universal Technical Institute, Inc.*	398	9,409
Interval Leisure Group, Inc.*	750	9,337
Barnes & Noble, Inc.	720	9,288
Papa John’s International, Inc.*	400	9,248
Citi Trends, Inc.*	280	9,223
Quiksilver, Inc.*	2,460	9,102
Select Comfort Corp.*	1,030	9,012
Sonic Corp.*	1,160	8,990
Lions Gate Entertainment Corp.*	1,280	8,934
Maidenform Brands, Inc.*	430	8,755
PEP Boys-Manny Moe & Jack	986	8,736
Boyd Gaming Corp.*	1,010	8,575
Peet’s Coffee & Tea, Inc.*	218	8,561
Rue21, Inc.*	280	8,495
National Presto Industries, Inc.	90	8,357
American Axle & Manufacturing Holdings, Inc.*	1,138	8,342
Stewart Enterprises, Inc. — Class A	1,540	8,331
Fred’s, Inc. — Class A	750	8,295
Charming Shoppes, Inc.*	2,200	8,250
Shuffle Master, Inc.*	1,020	8,170
Domino’s Pizza, Inc.*	700	7,910
PetMed Express, Inc.	440	7,832
Stage Stores, Inc.	727	7,764
Vitamin Shoppe, Inc.*	300	7,695
Harte-Hanks, Inc.	730	7,629
Jakks Pacific, Inc.*	530	7,621
Liz Claiborne, Inc.*	1,790	7,554
Ameristar Casinos, Inc.	500	7,530
iRobot Corp.*	397	7,460
Biglari Holdings, Inc.*	26	7,459
Exide Technologies*	1,429	7,431
Callaway Golf Co.	1,220	7,369
La-Z-Boy, Inc. — Class Z*	980	7,281
Drew Industries, Inc.*	360	7,272
Churchill Downs, Inc.	220	7,216
World Wrestling Entertainment, Inc. — Class A	459	7,142
Wet Seal, Inc. — Class A*	1,928	7,037

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	63

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Fuel Systems Solutions, Inc.*	265	$6,877
Volcom, Inc.*	370	6,871
Ascent Media Corp. — Class A*	270	6,820
Standard Pacific Co.*	2,030	6,760
Modine Manufacturing Co.*	880	6,758
G-III Apparel Group Ltd.*	290	6,638
RC2 Corp.*	410	6,605
Ethan Allen Interiors, Inc.	470	6,575
Sonic Automotive, Inc. — Class A*	760	6,506
Pre-Paid Legal Services, Inc.*	142	6,460
Knology, Inc.*	583	6,372
Zumiez, Inc.*	390	6,283
Lincoln Educational Services Corp.*	305	6,280
DSW, Inc. — Class A*	267	5,997
Superior Industries International, Inc.	440	5,914
Bridgepoint Education, Inc.*	370	5,850
Asbury Automotive Group, Inc.*	550	5,797
hhgregg, Inc.*	248	5,783
K-Swiss, Inc. — Class A*	500	5,615
California Pizza Kitchen, Inc.*	370	5,605
Winnebago Industries, Inc.*	550	5,467
Oxford Industries, Inc.	260	5,442
Drugstore.com, Inc.*	1,760	5,421
Kirkland’s, Inc.*	320	5,400
Big 5 Sporting Goods Corp.	410	5,387
Core-Mark Holding Company, Inc.*	195	5,343
CKX, Inc.*	1,050	5,240
Sturm Ruger & Company, Inc.	360	5,159
Beazer Homes USA, Inc.*	1,420	5,155
Red Robin Gourmet Burgers, Inc.*	299	5,131
Mediacom Communications Corp. — Class A*	756	5,080
Overstock.com, Inc.*	280	5,060
Sinclair Broadcast Group, Inc. — Class A*	858	5,002
Express, Inc.*	300	4,911
Denny’s Corp.*	1,879	4,885
Smith & Wesson Holding Corp.*	1,130	4,622
EW Scripps Co. — Class A*	600	4,470
SuperMedia, Inc.*	240	4,390
Rentrak Corp.*	180	4,379
AFC Enterprises, Inc.*	477	4,341
Haverty Furniture Companies, Inc.	350	4,301
Furniture Brands International, Inc.*	822	4,291
Universal Electronics, Inc.*	258	4,291
Dorman Products, Inc.*	210	4,269
HOT Topic, Inc.	840	4,267
America’s Car-Mart, Inc.*	188	4,254
Cavco Industries, Inc.*	120	4,222
Christopher & Banks Corp.	680	4,209
Media General, Inc. — Class A*	420	4,099
Warner Music Group Corp.*	840	4,082
McClatchy Co. — Class A*	1,120	4,077
Ambassadors Group, Inc.	360	4,064

		Market
	Shares	Value

Libbey, Inc.*	310	$4,024
Pacific Sunwear of California*	1,256	4,019
Entercom Communications Corp. — Class A*	450	3,969
Bebe Stores, Inc.	615	3,936
Coldwater Creek, Inc.*	1,147	3,854
Perry Ellis International, Inc.*	190	3,838
Blyth, Inc.	110	3,748
Krispy Kreme Doughnuts, Inc.*	1,110	3,741
Hovnanian Enterprises, Inc. — Class A*	990	3,643
Marcus Corp.	385	3,642
Shoe Carnival, Inc.*	170	3,487
Global Sources Ltd.*	439	3,442
Retail Ventures, Inc.*	440	3,441
Landry’s Restaurants, Inc.*	140	3,424
M/I Homes, Inc.*	349	3,364
Speedway Motorsports, Inc.	240	3,254
Stein Mart, Inc.*	510	3,177
Journal Communications, Inc. — Class A*	799	3,172
Movado Group, Inc.*	290	3,097
West Marine, Inc.*	280	3,046
Amerigon, Inc.*	410	3,026
Standard Motor Products, Inc.	370	2,986
Unifi, Inc.*	780	2,980
Systemax, Inc.	195	2,939
Weyco Group, Inc.	129	2,939
MarineMax, Inc.*	420	2,915
LIN TV Corp. — Class A*	538	2,911
Isle of Capri Casinos, Inc.*	300	2,778
Casual Male Retail Group, Inc.*	780	2,668
Lifetime Brands, Inc.*	180	2,632
Spartan Motors, Inc.	616	2,587
Leapfrog Enterprises, Inc. — Class A*	640	2,573
Lithia Motors, Inc. — Class A	410	2,534
Morgans Hotel Group Co.*	410	2,526
Cherokee, Inc.	146	2,497
Martha Stewart Living Omnimedia — Class A*	500	2,460
Sealy Corp.*	913	2,438
Vitacost.com, Inc.*	270	2,427
Audiovox Corp. — Class A*	330	2,426
Mac-Gray Corp.	217	2,417
Ruth’s Hospitality Group, Inc.*	572	2,391
Jamba, Inc.*	1,120	2,386
Multimedia Games, Inc.*	523	2,353
Skyline Corp.	130	2,341
CSS Industries, Inc.	140	2,310
Hawk Corp. — Class A*	90	2,291
AH Belo Corp. — Class A*	340	2,258
CPI Corp.	100	2,242
REX American Resources Corp.*	140	2,240

64	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Tuesday Morning Corp.*	560	$2,234
Build-A-Bear Workshop, Inc. — Class A*	325	2,203
Stoneridge, Inc.*	289	2,194
Gray Television, Inc.*	910	2,193
Destination Maternity Corp.*	86	2,176
Lee Enterprises, Inc.*	840	2,159
Bon-Ton Stores, Inc.	220	2,145
Hooker Furniture Corp.	200	2,132
Arctic Cat, Inc.*	230	2,095
McCormick & Schmick’s Seafood Restaurants, Inc.*	280	2,089
Midas, Inc.*	270	2,071
Fisher Communications, Inc.*	120	2,021
Steinway Musical Instruments, Inc.*	110	1,957
Ballantyne Strong, Inc.*	270	1,955
Entravision Communications Corp. — Class A*	910	1,920
Sport Supply Group, Inc.	140	1,884
Culp, Inc.*	170	1,863
Gaiam, Inc. — Class A	300	1,821
O’Charleys, Inc.*	340	1,802
LodgeNet Interactive Corp.*	479	1,777
RG Barry Corp.	160	1,765
Monarch Casino & Resort, Inc.*	170	1,722
Playboy Enterprises, Inc. — Class B*	410	1,722
Kid Brands, Inc.*	240	1,687
Winmark Corp.	50	1,673
Delta Apparel, Inc.*	110	1,606
Joe’s Jeans, Inc.*	790	1,564
Kenneth Cole Productions, Inc. — Class A*	140	1,541
Lacrosse Footwear, Inc.	90	1,516
US Auto Parts Network, Inc.*	248	1,488
Orbitz Worldwide, Inc.*	370	1,410
Red Lion Hotels Corp.*	230	1,373
Caribou Coffee Company, Inc.*	144	1,364
Summer Infant, Inc.*	200	1,310
National American University Holdings, Inc.	150	1,306
Learning Tree International, Inc.*	120	1,302
Borders Group, Inc.*	938	1,248
Brookfield Homes Corp.*	180	1,213
Einstein Noah Restaurant Group, Inc.*	110	1,187
ReachLocal, Inc.*	90	1,167
Conn’s, Inc.*	197	1,158
Carmike Cinemas, Inc.*	190	1,151
American Apparel, Inc.*	629	1,151
Cambium Learning Group, Inc.*	310	1,116
Carrols Restaurant Group, Inc.*	240	1,097
Cumulus Media, Inc. — Class A*	410	1,095
New York & Company, Inc.*	478	1,095
Marine Products Corp.*	190	1,075

		Market
	Shares	Value

Outdoor Channel Holdings, Inc.*	220	$1,027
1-800-Flowers.com, Inc. — Class A*	490	1,009
Westwood One, Inc.*	100	987
PRIMEDIA, Inc.	320	938
Johnson Outdoors, Inc. — Class A*	80	900
Nexstar Broadcasting Group, Inc. — Class A*	200	876
Shiloh Industries, Inc.*	100	846
Bluegreen Corp.*	270	813
Princeton Review, Inc.*	350	812
Books-A-Million, Inc. — Class A	130	783
Empire Resorts, Inc.*	480	782
Radio One, Inc. — Class D*	590	755
Value Line, Inc.	30	544
Beasley Broadcasting Group, Inc. — Class A*	80	390
Crown Media Holdings, Inc. — Class A*	207	364

Total Consumer Discretionary		2,466,581

HEALTH CARE - 8.7%
Salix Pharmaceuticals Ltd.*	1,080	42,152
ev3, Inc.*	1,581	35,430
Psychiatric Solutions, Inc.*	1,078	35,272
STERIS Corp.	1,115	34,654
Owens & Minor, Inc.	1,200	34,056
Healthsouth Corp.*	1,770	33,117
AMERIGROUP Corp.*	980	31,830
American Medical Systems Holdings, Inc.*	1,431	31,654
HMS Holdings Corp.*	508	27,544
NuVasive, Inc.*	740	26,240
Haemonetics Corp.*	480	25,690
Onyx Pharmaceuticals, Inc.*	1,186	25,606
Immucor, Inc.*	1,330	25,337
Catalyst Health Solutions, Inc.*	723	24,944
Medicis Pharmaceutical Corp. — Class A	1,137	24,878
Dionex Corp.*	330	24,572
Parexel International Corp.*	1,109	24,043
Amedisys, Inc.*	535	23,524
Chemed Corp.	430	23,495
Masimo Corp.	978	23,286
West Pharmaceutical Services, Inc.	630	22,989
Magellan Health Services, Inc.*	630	22,882
PSS World Medical, Inc.*	1,080	22,842
Cubist Pharmaceuticals, Inc.*	1,105	22,763
Acorda Therapeutics, Inc.*	730	22,710
Impax Laboratories, Inc.*	1,187	22,624
Alkermes, Inc.*	1,800	22,410
Sirona Dental Systems, Inc.*	629	21,914
Nektar Therapeutics*	1,780	21,538
Quality Systems, Inc.	360	20,876
Volcano Corp.*	947	20,664
Centene Corp.*	931	20,017

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	65

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		Market
	Shares	Value

Eclipsys Corp.*	1,090	$19,446
Seattle Genetics, Inc.*	1,590	19,064
MedAssets, Inc.*	824	19,018
WellCare Health Plans, Inc.*	800	18,992
Auxilium Pharmaceuticals, Inc.*	790	18,565
Incyte Corporation Ltd.*	1,667	18,454
Cepheid, Inc.*	1,128	18,071
Par Pharmaceutical Companies, Inc.*	660	17,134
Odyssey HealthCare, Inc.*	640	17,101
Isis Pharmaceuticals, Inc.*	1,780	17,035
Healthspring, Inc.*	1,097	17,014
Bruker Corp.*	1,378	16,756
Align Technology, Inc.*	1,116	16,595
Viropharma, Inc.*	1,480	16,591
athenahealth, Inc.*	630	16,462
inVentiv Health, Inc.*	640	16,384
Savient Pharmaceuticals, Inc.*	1,277	16,090
Arthrocare Corp.*	510	15,632
Pharmasset, Inc.*	559	15,283
Integra LifeSciences Holdings Corp.*	404	14,948
Martek Biosciences Corp.*	630	14,937
Theravance, Inc.*	1,180	14,833
Vivus, Inc.*	1,530	14,688
Gentiva Health Services, Inc.*	540	14,585
AMAG Pharmaceuticals, Inc.*	397	13,637
Meridian Bioscience, Inc.	770	13,090
Phase Forward, Inc.*	770	12,844
PDL BioPharma, Inc.	2,270	12,757
HeartWare International, Inc.*	182	12,753
DexCom, Inc.*	1,088	12,577
Cyberonics, Inc.*	530	12,550
Wright Medical Group, Inc.*	735	12,208
Immunogen, Inc.*	1,280	11,866
MWI Veterinary Supply, Inc.*	230	11,560
Luminex Corp.*	710	11,516
Invacare Corp.	550	11,407
Zoll Medical Corp.*	409	11,084
Neogen Corp.*	425	11,071
Landauer, Inc.	179	10,898
Insulet Corp.*	722	10,866
Analogic Corp.	236	10,740
Questcor Pharmaceuticals, Inc.*	1,040	10,618
Amsurg Corp. — Class A*	590	10,514
Orthofix International N.V.*	328	10,512
Alnylam Pharmaceuticals, Inc.*	688	10,334
Conmed Corp.*	550	10,246
RehabCare Group, Inc.*	470	10,237
Celera Corp.*	1,550	10,152
Enzon Pharmaceuticals, Inc.*	940	10,011
Bio-Reference Labs, Inc.*	446	9,888
Greatbatch, Inc.*	440	9,816
Kindred Healthcare, Inc.*	750	9,630
Halozyme Therapeutics, Inc.*	1,359	9,567

		Market
	Shares	Value

Micromet, Inc.*	1,524	$9,510
Geron Corp.*	1,860	9,337
Momenta Pharmaceuticals, Inc.*	761	9,330
Conceptus, Inc.*	590	9,192
Allos Therapeutics, Inc.*	1,490	9,134
Abaxis, Inc.*	417	8,936
Hanger Orthopedic Group, Inc.*	490	8,800
Universal American Corp.*	610	8,784
Natus Medical, Inc.*	538	8,764
Targacept, Inc.*	450	8,698
Merit Medical Systems, Inc.*	530	8,517
PharMerica Corp.*	580	8,503
LHC Group, Inc.*	301	8,353
InterMune, Inc.*	860	8,041
Affymetrix, Inc.*	1,340	7,906
IPC The Hospitalist Company, Inc.*	310	7,781
Healthways, Inc.*	650	7,748
Medicines Co.*	1,010	7,686
SonoSite, Inc.*	280	7,591
Computer Programs & Systems, Inc.	185	7,570
MannKind Corp.*	1,172	7,489
eResearchTechnology, Inc.*	925	7,289
Metabolix, Inc.*	508	7,269
Omnicell, Inc.*	620	7,248
NPS Pharmaceuticals, Inc.*	1,120	7,213
Molina Healthcare, Inc.*	250	7,200
Symmetry Medical, Inc.*	680	7,167
Exelixis, Inc.*	2,060	7,148
Rigel Pharmaceuticals, Inc.*	990	7,128
ICU Medical, Inc.*	220	7,077
Triple-S Management Corp. — Class B*	380	7,049
Sequenom, Inc.*	1,182	6,986
NxStage Medical, Inc.*	470	6,975
Angiodynamics, Inc.*	470	6,933
Syneron Medical Ltd.*	670	6,888
Sun Healthcare Group, Inc.*	830	6,706
Micrus Endovascular Corp.*	314	6,528
Select Medical Holdings Corp.*	950	6,441
Accuray, Inc.*	965	6,398
Emeritus Corp.*	380	6,198
Air Methods Corp.*	207	6,158
MAKO Surgical Corp.*	480	5,976
Ariad Pharmaceuticals, Inc.*	2,102	5,928
Arena Pharmaceuticals, Inc.*	1,920	5,894
Emergent Biosolutions, Inc.*	360	5,882
National Healthcare Corp.	170	5,858
Optimer Pharmaceuticals, Inc.*	630	5,840
Somanetics Corp.*	230	5,738
ABIOMED, Inc.*	590	5,711
Genoptix, Inc.*	332	5,710
Medivation, Inc.*	641	5,666
Inspire Pharmaceuticals, Inc.*	1,130	5,639
Almost Family, Inc.*	160	5,589
Medidata Solutions, Inc.*	360	5,576

66	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Assisted Living Concepts, Inc. — Class A*	185	$5,474
SurModics, Inc.*	325	5,333
Cross Country Healthcare, Inc.*	590	5,304
Unilife Corp.*	910	5,296
Neurocrine Biosciences, Inc.*	932	5,219
Quidel Corp.*	410	5,203
Ardea Biosciences, Inc.*	250	5,140
XenoPort, Inc.*	520	5,101
Lexicon Pharmaceuticals, Inc.*	3,747	4,796
Pharmacyclics, Inc.*	710	4,729
AMN Healthcare Services, Inc.*	620	4,638
Nabi Biopharmaceuticals*	850	4,624
Res-Care, Inc.*	478	4,617
SIGA Technologies, Inc.*	587	4,520
Ensign Group, Inc.	273	4,510
Delcath Systems, Inc.*	705	4,470
Alphatec Holdings, Inc.*	961	4,459
Ironwood Pharmaceuticals, Inc. — Class A*	370	4,410
Hi-Tech Pharmacal Company, Inc.*	190	4,353
Zymogenetics, Inc.*	1,013	4,275
Corvel Corp.*	126	4,258
Dyax Corp.*	1,853	4,206
Endologix, Inc.*	919	4,163
HealthTronics, Inc.*	860	4,154
OraSure Technologies, Inc.*	877	4,061
Atrion Corp.	30	4,051
Durect Corp.*	1,650	4,010
Vascular Solutions, Inc.*	319	3,988
Cantel Medical Corp.	237	3,958
ATS Medical, Inc.*	980	3,891
BioScrip, Inc.*	740	3,878
Palomar Medical Technologies, Inc.*	345	3,861
Immunomedics, Inc.*	1,240	3,832
Obagi Medical Products, Inc.*	320	3,782
Staar Surgical Co.*	660	3,775
Opko Health, Inc.*	1,670	3,774
Pain Therapeutics, Inc.*	667	3,709
Team Health Holdings, Inc.*	287	3,708
Spectrum Pharmaceuticals, Inc.*	937	3,673
American Dental Partners, Inc.*	300	3,633
Caliper Life Sciences, Inc.*	840	3,587
Kensey Nash Corp.*	151	3,580
AVANIR Pharmaceuticals, Inc. — Class A*	1,370	3,521
SenoRx, Inc.*	320	3,514
Keryx Biopharmaceuticals, Inc.*	960	3,514
Providence Service Corp.*	250	3,500
Genomic Health, Inc.*	270	3,491
Vanda Pharmaceuticals, Inc.*	528	3,490
Pozen, Inc.*	496	3,477
Novavax, Inc.*	1,596	3,463
Vital Images, Inc.*	270	3,442
Accelrys, Inc.*	527	3,399

		MARKET
	SHARES	VALUE

Arqule, Inc.*	790	$3,397
Eurand N.V.*	350	3,391
Idenix Pharmaceuticals, Inc.*	676	3,380
AVI BioPharma, Inc.*	2,087	3,360
MAP Pharmaceuticals, Inc.*	256	3,359
Vical, Inc.*	1,070	3,317
AGA Medical Holdings, Inc.*	260	3,299
Cadence Pharmaceuticals, Inc.*	470	3,295
MELA Sciences, Inc.*	441	3,281
Ligand Pharmaceuticals, Inc. (Cl.B) — Class B*	2,227	3,251
BioCryst Pharmaceuticals, Inc.*	550	3,250
Spectranetics Corp.*	627	3,248
Maxygen, Inc.*	587	3,246
Kendle International, Inc.*	280	3,226
Medical Action Industries, Inc.*	269	3,225
Synovis Life Technologies, Inc.*	210	3,209
US Physical Therapy, Inc.*	190	3,207
Clarient, Inc.*	1,038	3,197
Chindex International, Inc.*	255	3,195
Sangamo Biosciences, Inc.*	860	3,191
IRIS International, Inc.*	310	3,143
Akorn, Inc.*	1,050	3,119
Young Innovations, Inc.	110	3,097
Array Biopharma, Inc.*	1,010	3,080
Medcath Corp.*	390	3,065
RTI Biologics, Inc.*	1,037	3,038
BioMimetic Therapeutics, Inc.*	270	3,002
Progenics Pharmaceuticals, Inc.*	540	2,959
Exact Sciences Corp.*	670	2,948
Sunrise Senior Living, Inc.*	1,058	2,941
TomoTherapy, Inc.*	924	2,938
Rural*	360	2,930
ZIOPHARM Oncology, Inc.*	920	2,926
America Service Group, Inc.	170	2,924
CryoLife, Inc.*	540	2,911
Accretive Health, Inc.*	220	2,911
DynaVox, Inc. — Class A*	180	2,882
Health Grades, Inc.*	480	2,880
Merge Healthcare, Inc.*	977	2,863
Metropolitan Health Networks, Inc.*	762	2,842
Depomed, Inc.*	990	2,772
Celldex Therapeutics, Inc.*	600	2,736
BMP Sunstone Corp.*	530	2,730
Cytori Therapeutics, Inc.*	781	2,718
Exactech, Inc.*	157	2,682
Omeros Corp.*	360	2,671
Skilled Healthcare Group, Inc. — Class A*	381	2,587
Enzo Biochem, Inc.*	630	2,564
Orthovita, Inc.*	1,260	2,558
CardioNet, Inc.*	460	2,521
Capital Senior Living Corp.*	507	2,520
Dynavax Technologies Corp.*	1,350	2,511

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	67

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Clinical Data, Inc.*	200	$2,488
Biotime, Inc.*	400	2,464
Santarus, Inc.*	987	2,448
Orexigen Therapeutics, Inc.*	582	2,444
Virtual Radiologic Corp.*	140	2,402
Cutera, Inc.*	260	2,395
Inhibitex, Inc.*	920	2,346
Antares Pharma, Inc.*	1,330	2,341
Affymax, Inc.*	390	2,332
Albany Molecular Research, Inc.*	450	2,327
Cerus Corp.*	730	2,307
Transcend Services, Inc.*	170	2,295
Jazz Pharmaceuticals, Inc.*	280	2,192
SuperGen, Inc.*	1,070	2,161
StemCells, Inc.*	2,270	2,134
Solta Medical, Inc.*	1,120	2,128
Biosante Pharmaceuticals, Inc.*	1,200	2,112
Alliance HealthCare Services, Inc.*	521	2,105
Cytokinetics, Inc.*	883	2,093
Peregrine Pharmaceuticals, Inc.*	970	2,086
Allied Healthcare International, Inc.*	857	1,988
Curis, Inc.*	1,430	1,988
Alexza Pharmaceuticals, Inc.*	730	1,986
Rochester Medical Corp.*	210	1,985
Neuralstem, Inc.*	790	1,975
Somaxon Pharmaceuticals, Inc.*	540	1,944
LCA-Vision, Inc.*	350	1,939
Cynosure, Inc. — Class A*	180	1,939
Sciclone Pharmaceuticals, Inc.*	709	1,886
Continucare Corp.*	550	1,843
Osiris Therapeutics, Inc.*	316	1,836
Five Star Quality Care, Inc.*	600	1,812
Combinatorx, Inc.*	1,240	1,798
Stereotaxis, Inc.*	540	1,787
Cambrex Corp.*	560	1,764
Chelsea Therapeutics International, Inc.*	600	1,758
Hansen Medical, Inc.*	812	1,730
Furiex Pharmaceuticals, Inc.*	170	1,727
Cypress Bioscience, Inc.*	730	1,679
Infinity Pharmaceuticals, Inc.*	280	1,655
MedQuist, Inc.	207	1,637
Biospecifics Technologies Corp.*	80	1,590
CytRx Corp.*	2,050	1,578
Pure Bioscience*	660	1,577
Inovio Pharmaceuticals, Inc.*	1,510	1,540
Aoxing Pharmaceutical Company, Inc.*	460	1,500
Corcept Therapeutics, Inc.*	480	1,498
Cumberland Pharmaceuticals, Inc.*	230	1,477
PDI, Inc.*	170	1,408
Nanosphere, Inc.*	315	1,373
NeurogesX, Inc.*	205	1,359
AVEO Pharmaceuticals, Inc.*	180	1,273
Biodel, Inc.*	317	1,198

		MARKET
	SHARES	VALUE

Synta Pharmaceuticals Corp.*	415	$1,120
Nymox Pharmaceutical Corp.*	350	1,092
Prospect Medical Holdings, Inc.*	180	1,089
Codexis, Inc.*	120	1,051
Lannett Company, Inc.*	200	914
Alimera Sciences, Inc.*	120	893
Neostem, Inc.*	480	878
Cornerstone Therapeutics, Inc.*	146	860
Transcept Pharmaceuticals, Inc.*	100	833
Caraco Pharmaceutical Laboratories Ltd.*	160	755
Sucampo Pharmaceuticals, Inc. — Class A*	210	741
National Research Corp.	30	723
AspenBio Pharma, Inc.*	680	666
Anthera Pharmaceuticals, Inc.*	110	590
Acura Pharmaceuticals, Inc.*	170	427

Total Health Care		2,448,422

ENERGY - 3.4%
Brigham Exploration Co.*	2,210	33,990
World Fuel Services Corp.	1,130	29,312
Dril-Quip, Inc.*	636	27,997
Bill Barrett Corp.*	871	26,801
CARBO Ceramics, Inc.	360	25,988
Nordic American Tanker Shipping	890	25,000
Berry Petroleum Co. — Class A	966	24,846
Arena Resources, Inc.*	753	24,021
Lufkin Industries, Inc.	570	22,224
Key Energy Services, Inc.*	2,378	21,830
Helix Energy Solutions Group, Inc.*	1,970	21,217
Complete Production Services, Inc.*	1,468	20,992
Bristow Group, Inc.*	680	19,992
Rosetta Resources, Inc.*	1,000	19,810
Swift Energy Co.*	720	19,375
Overseas Shipholding Group, Inc.	490	18,150
McMoRan Exploration Co.*	1,579	17,543
Patriot Coal Corp.*	1,480	17,390
Penn Virginia Corp.	860	17,295
Ship Finance International Ltd.	850	15,198
Energy XXI Bermuda Ltd.*	950	14,991
Tetra Technologies, Inc.*	1,440	13,075
Gulfmark Offshore, Inc. — Class A*	440	11,528
Clean Energy Fuels Corp.*	761	11,369
Northern Oil and Gas, Inc.*	836	10,734
Cal Dive International, Inc.*	1,779	10,407
USEC, Inc.*	2,160	10,282
Newpark Resources, Inc.*	1,690	10,224
Contango Oil & Gas Co.*	220	9,845
International Coal Group, Inc.*	2,489	9,583
Petroleum Development Corp.*	370	9,479
Carrizo Oil & Gas, Inc.*	590	9,163
Stone Energy Corp.*	816	9,107
ATP Oil & Gas Corp.*	843	8,927

68	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

TransAtlantic Petroleum Ltd.*	2,770	$8,781
Resolute Energy Corp.*	710	8,690
Parker Drilling Co.*	2,200	8,690
Global Industries Ltd.*	1,918	8,612
James River Coal Co.*	530	8,438
ION Geophysical Corp.*	2,410	8,387
Cloud Peak Energy, Inc.*	600	7,956
BPZ Resources, Inc.*	1,853	7,690
RPC, Inc.	548	7,480
Superior Well Services, Inc.*	430	7,190
Kodiak Oil & Gas Corp.*	2,240	7,146
Petroquest Energy, Inc.*	1,052	7,111
Tesco Corp.*	570	7,000
T-3 Energy Services, Inc. — Class 3*	245	6,835
Golar LNG Ltd.	687	6,781
Energy Partners Ltd.*	550	6,715
Hornbeck Offshore Services, Inc.*	440	6,424
W&T Offshore, Inc.	660	6,244
Rex Energy Corp.*	613	6,191
Venoco, Inc.*	370	6,094
Gulfport Energy Corp.*	506	6,001
American Oil & Gas, Inc.*	940	5,903
General Maritime Corp.	966	5,835
Pioneer Drilling Co.*	1,028	5,829
Teekay Tankers Ltd. — Class A	510	5,676
Knightsbridge Tankers Ltd.	320	5,629
Willbros Group, Inc.*	750	5,550
Goodrich Petroleum Corp.*	460	5,520
Vaalco Energy, Inc.	960	5,376
Hercules Offshore, Inc.*	2,180	5,297
Crosstex Energy, Inc.*	760	4,872
Western Refining, Inc.*	967	4,864
Matrix Service Co.*	500	4,655
Harvest Natural Resources, Inc.*	630	4,643
Clayton Williams Energy, Inc.*	110	4,633
Boots & Coots, Inc.*	1,548	4,567
CVR Energy, Inc.*	565	4,249
Gulf Island Fabrication, Inc.	271	4,206
Rentech, Inc.*	4,060	4,019
Magnum Hunter Resources Corp.*	910	3,968
Apco Oil and Gas International, Inc.	166	3,903
Warren Resources, Inc.*	1,340	3,886
OYO Geospace Corp.*	78	3,781
GMX Resources, Inc.*	580	3,764
Panhandle Oil and Gas, Inc. — Class A	138	3,647
Abraxas Petroleum Corp.*	1,270	3,556
DHT Holdings, Inc.	920	3,542
PHI, Inc.*	250	3,522
Natural Gas Services Group, Inc.*	230	3,480
Callon Petroleum Co.*	550	3,465
Georesources, Inc.*	247	3,441
Basic Energy Services, Inc.*	440	3,388
Houston American Energy Corp.	340	3,352
CAMAC Energy, Inc.*	890	3,320

		MARKET
	SHARES	VALUE

Vantage Drilling Co.*	2,358	$3,183
Dawson Geophysical Co.*	146	3,105
Cheniere Energy, Inc.*	1,090	3,074
Green Plains Renewable Energy, Inc.*	300	3,066
Delta Petroleum Corp.*	3,506	3,015
FX Energy, Inc.*	819	2,965
Gastar Exploration Ltd.*	820	2,960
Scorpio Tankers, Inc.*	250	2,862
Endeavour International Corp.*	2,670	2,830
Uranium Energy Corp.*	1,149	2,712
L&L Energy, Inc.*	310	2,666
RAM Energy Resources, Inc.*	1,040	2,153
Syntroleum Corp.*	1,308	2,145
Miller Petroleum, Inc.*	340	1,958
Seahawk Drilling, Inc.*	200	1,944
Delek US Holdings, Inc.	255	1,861
Approach Resources, Inc.*	254	1,748
Union Drilling, Inc.*	278	1,532
Evolution Petroleum Corp.*	280	1,403
Allis-Chalmers Energy, Inc.*	680	1,401
Global Geophysical Services, Inc.*	140	976
Alon USA Energy, Inc.	140	890
Isramco, Inc.*	15	708
Hallador Energy Co.*	70	626

Total Energy		949,262

MATERIALS - 3.1%
Rock-Tenn Co. — Class A	736	36,557
Solutia, Inc.*	2,300	30,130
WR Grace & Co.*	1,380	29,035
Silgan Holdings, Inc.	1,020	28,948
Olin Corp.	1,500	27,135
Coeur d’Alene Mines Corp.*	1,670	26,353
Sensient Technologies Corp.	940	24,374
Hecla Mining Co.*	4,589	23,955
Allied Nevada Gold Corp.*	1,199	23,596
Thompson Creek Metals Company, Inc.*	2,630	22,828
Rockwood Holdings, Inc.*	991	22,486
Golden Star Resources Ltd.*	4,850	21,243
HB Fuller Co.	930	17,661
NewMarket Corp.	200	17,464
Schweitzer-Mauduit International, Inc.	346	17,456
Minerals Technologies, Inc.	360	17,114
Louisiana-Pacific Corp.*	2,400	16,056
PolyOne Corp.*	1,760	14,819
Worthington Industries, Inc.	1,150	14,789
Calgon Carbon Corp.*	1,065	14,101
OM Group, Inc.*	590	14,077
Jaguar Mining, Inc.*	1,580	13,951
RTI International Metals, Inc.*	570	13,743
Arch Chemicals, Inc.	430	13,218
Balchem Corp.	526	13,150

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	69

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Clearwater Paper Corp.*	220	$12,047
Ferro Corp.*	1,630	12,013
Globe Specialty Metals, Inc.*	1,150	11,879
Texas Industries, Inc.	390	11,521
A. Schulman, Inc.	601	11,395
Century Aluminum Co.*	1,208	10,667
Innophos Holdings, Inc.	407	10,615
AMCOL International Corp.	449	10,552
Stepan Co.	150	10,264
STR Holdings, Inc.*	540	10,152
Kaiser Aluminum Corp.	288	9,985
Stillwater Mining Co.*	838	9,738
PH Glatfelter Co.	870	9,439
Koppers Holdings, Inc.	385	8,655
Georgia Gulf Corp.*	640	8,538
US Gold Corp.*	1,689	8,462
Deltic Timber Corp.	200	8,360
KapStone Paper and Packaging Corp.*	720	8,021
Brush Engineered Materials, Inc.*	380	7,592
Buckeye Technologies, Inc.*	740	7,363
Boise, Inc.*	1,327	7,285
Zep, Inc.	410	7,150
Haynes International, Inc.	230	7,091
Westlake Chemical Corp.	370	6,871
Graphic Packaging Holding Co.*	2,130	6,709
Omnova Solutions, Inc.*	849	6,631
Wausau Paper Corp.*	929	6,289
Horsehead Holding Corp.*	820	6,199
Spartech Corp.*	590	6,047
Quaker Chemical Corp.	210	5,689
Myers Industries, Inc.	666	5,388
Neenah Paper, Inc.	280	5,124
Zoltek Companies, Inc.*	526	4,455
AM Castle & Co.*	320	4,445
LSB Industries, Inc.*	320	4,259
Graham Packaging Company, Inc.*	328	3,926
Kraton Performance Polymers, Inc.*	207	3,890
Hawkins, Inc.	160	3,853
Olympic Steel, Inc.	165	3,790
General Moly, Inc.*	1,220	3,758
Capital Gold Corp.*	910	3,640
Metals USA Holdings Corp.*	220	3,289
Headwaters, Inc.*	1,140	3,238
American Vanguard Corp.	394	3,124
Landec Corp.*	500	2,945
Senomyx, Inc.*	720	2,729
TPC Group, Inc.*	150	2,490
US Energy Corp.*	510	2,422
AEP Industries, Inc.*	90	2,149
Universal Stainless & Alloy*	126	2,015
United States Lime & Minerals, Inc.*	50	1,926
KMG Chemicals, Inc.	120	1,723

		MARKET
	SHARES	VALUE

Noranda Aluminum Holding Corp.*	220	$1,415
NL Industries, Inc.	126	769
Verso Paper Corp.*	280	647

Total Materials		854,867

CONSUMER STAPLES - 2.1%
Casey’s General Stores, Inc.	970	33,853
TreeHouse Foods, Inc.*	660	30,136
Ruddick Corp.	828	25,660
United Natural Foods, Inc.*	819	24,472
Nu Skin Enterprises, Inc. — Class A	930	23,185
Sanderson Farms, Inc.	430	21,818
American Italian Pasta Co. — Class A*	410	21,677
Lancaster Colony Corp.	368	19,636
Universal Corp.	460	18,253
Diamond Foods, Inc.	410	16,851
Hain Celestial Group, Inc.*	779	15,712
Fresh Del Monte Produce, Inc.*	750	15,180
Vector Group Ltd.	822	13,826
Darling International, Inc.*	1,560	11,716
Andersons, Inc.	350	11,406
J&J Snack Foods Corp.	270	11,367
Tootsie Roll Industries, Inc.	460	10,879
Boston Beer Company, Inc. — Class A*	160	10,792
WD-40 Co.	310	10,354
Chiquita Brands International, Inc.*	850	10,327
Rite Aid Corp.*	10,490	10,280
Winn-Dixie Stores, Inc.*	1,040	10,026
B&G Foods, Inc. — Class A	900	9,702
Central Garden and Pet Co. — Class A*	1,070	9,598
Spectrum Brands Holdings, Inc.*	340	8,622
Cal-Maine Foods, Inc.	267	8,525
Nash Finch Co.	240	8,198
Lance, Inc.	490	8,080
Heckmann Corp.*	1,680	7,795
Dole Food Company, Inc.*	680	7,092
Pricesmart, Inc.	300	6,969
Weis Markets, Inc.	205	6,747
Medifast, Inc.*	260	6,737
Elizabeth Arden, Inc.*	460	6,679
Pantry, Inc.*	428	6,039
Alliance One International, Inc.*	1,690	6,016
Pilgrim’s Pride Corp.*	910	5,979
Spartan Stores, Inc.	426	5,845
Prestige Brands Holdings, Inc.*	787	5,572
Synutra International, Inc.*	340	5,498
Smart Balance, Inc.*	1,190	4,867
Seneca Foods Corp. — Class A*	150	4,839
USANA Health Sciences, Inc.*	110	4,018
Inter Parfums, Inc.	270	3,842

70	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

Calavo Growers, Inc.	211	$3,790
Coca-Cola Bottling Company Consolidated	79	3,786
Ingles Markets, Inc. — Class A	240	3,612
Limoneira Co.	150	3,264
Village Super Market, Inc. — Class A	120	3,150
Star Scientific, Inc.*	1,833	3,006
Nutraceutical International Corp.*	180	2,747
National Beverage Corp.	209	2,567
Great Atlantic & Pacific Tea Co.*	600	2,340
Imperial Sugar Co.	230	2,323
Oil-Dri Corporation of America	100	2,295
Revlon, Inc. — Class A*	200	2,232
John B. Sanfilippo & Son, Inc.*	150	2,170
Farmer Bros Co.	126	1,901
Female Health Co.	339	1,759
Arden Group, Inc. — Class A	19	1,670
Susser Holdings Corp.*	140	1,651
Schiff Nutrition International, Inc.	219	1,559
Alico, Inc.	66	1,517
MGP Ingredients, Inc.*	210	1,392
Griffin Land & Nurseries, Inc.	50	1,270
Cellu Tissue Holdings, Inc.*	160	1,243
Nature’s Sunshine Products, Inc.	140	1,172
Harbinger Group, Inc.*	168	1,055
Lifeway Foods, Inc.*	90	877
Bridgford Foods Corp.	30	420

Total Consumer Staples		579,433

UTILITIES - 2.0%
Nicor, Inc.	860	34,830
Piedmont Natural Gas Company, Inc.	1,360	34,408
WGL Holdings, Inc.	956	32,533
Cleco Corp.	1,150	30,372
IDACORP, Inc.	906	30,143
New Jersey Resources Corp.	780	27,456
Portland General Electric Co.	1,430	26,212
Southwest Gas Corp.	857	25,281
South Jersey Industries, Inc.	569	24,444
Northwest Natural Gas Co.	500	21,785
Black Hills Corp.	740	21,068
Unisource Energy Corp.	677	20,432
Avista Corp.	1,040	20,311
Allete, Inc.	585	20,030
PNM Resources, Inc.	1,640	18,335
NorthWestern Corp.	688	18,026
El Paso Electric Co.*	830	16,060
MGE Energy, Inc.	440	15,858
Empire District Electric Co.	757	14,209
UIL Holdings Corp.	565	14,142

		MARKET
	SHARES	VALUE

Laclede Group, Inc.	420	$13,915
California Water Service Group	370	13,209
CH Energy Group, Inc.	300	11,772
American States Water Co.	349	11,566
Dynegy, Inc. — Class A*	1,930	7,431
SJW Corp.	250	5,860
Chesapeake Utilities Corp.	176	5,526
Southwest Water Co.	517	5,418
Central Vermont Public Service Corp.	228	4,501
Unitil Corp.	210	4,391
Middlesex Water Co.	257	4,073
York Water Co.	237	3,365
Connecticut Water Service, Inc.	159	3,342
Consolidated Water Company Ltd.	280	3,186
Cadiz, Inc.*	230	2,776
Artesian Resources Corp. — Class A	116	2,141
American DG Energy, Inc.*	360	1,120

Total Utilities		569,527

TELECOMMUNICATION SERVICES - 0.6%
Syniverse Holdings, Inc.*	1,323	27,055
AboveNet, Inc.*	432	20,382
Cincinnati Bell, Inc.*	3,810	11,468
NTELOS Holdings Corp.	560	9,632
PAETEC Holding Corp.*	2,390	8,150
Consolidated Communications Holdings, Inc.	468	7,961
Shenandoah Telecommunications Co.	445	7,894
Atlantic Tele-Network, Inc.	180	7,434
Premiere Global Services, Inc.*	1,140	7,228
Alaska Communications Systems Group, Inc.	850	7,217
Neutral Tandem, Inc.*	630	7,088
General Communication, Inc. — Class A*	900	6,831
Iridium Communications, Inc.*	650	6,526
Cogent Communications Group, Inc.*	846	6,413
Cbeyond, Inc.*	505	6,313
Global Crossing Ltd.*	571	6,035
USA Mobility, Inc.	420	5,426
Vonage Holdings Corp.*	1,990	4,577
FiberTower Corp.*	860	4,059
IDT Corp. — Class B*	270	3,442
ICO Global Communications Holdings Ltd.*	1,770	2,850
Globalstar, Inc.*	1,310	2,017

Total Telecommunication Services		175,998

Total Common Stocks
(Cost $13,029,608)		17,717,048

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	71

SCHEDULE OF INVESTMENTS (Unaudited) (concluded)
June 30, 2010
 RUSSELL 2000® 2x STRATEGY FUND

		MARKET
	SHARES	VALUE

RIGHT(a) - 0.0%

ENERGY - 0.0%
Zion Oil & Gas, Inc., Expires 7/15/2010	134	$3

Total Right
(Cost $167)		3

	FACE
	AMOUNT
REPURCHASE AGREEMENTS(b),† - 42.0%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$11,339,288	11,339,288
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	438,470	438,470

Total Repurchase Agreements
(Cost $11,777,758)		11,777,758

Total Investments - 105.2%
(Cost $24,807,533)		$29,494,809

Liabilities, Less Cash & Other Assets – (5.2)%		(1,595,938)

Total Net Assets – 100.0%		$27,898,871

		UNREALIZED
	CONTRACTS	LOSS

FUTURE CONTRACTS PURCHASED(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $11,170,640)	184	$(895,129)

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC July 2010 Russell 2000 Index Swap, Terminating 07/30/10†† (Notional Market Value
$6,157,414)	10,103	$(64,849)
Morgan Stanley Capital Services, Inc. July 2010 Russell 2000 Index Swap, Terminating 07/30/10†† (Notional Market Value
$1,226,699)	2,013	(72,509)
Goldman Sachs International July 2010 Russell 2000 Index Swap, Terminating 07/26/10†† (Notional Market Value $19,193,702)	31,491	(496,240)

(Total Notional Market Value $26,577,815)		$(633,598)

*	Non-income producing security

†	Repurchase Agreements — See Note 6.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.

plc — Public Limited Company
72	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 RUSSELL 2000® 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Investments, at value	$17,717,051
Repurchase agreements, at value	11,777,758

Total investments	29,494,809
Segregated cash with broker	7,694,704
Cash	86
Fund shares sold	5,513,784
Dividends	19,697
Interest	4

Total assets	42,723,084

Liabilities:
Unrealized depreciation on swap agreements	633,598
Swap settlement	459,920
Variation margin	185,072
Fund shares redeemed	13,466,163
Management fees	23,609
Custodian fees	866
Transfer agent/maintenance fees	6,558
Distribution and service fees	7,807
Portfolio accounting fees	3,935
Licensing fees	4,298
Other	32,387

Total liabilities	14,824,213

Net Assets	$27,898,871

Net assets consist of:
Paid in capital	58,770,731
Accumulated net investment loss	(264,399)
Accumulated net realized loss on sale of investments	(33,766,010)
Net unrealized appreciation in value of investments	3,158,549

Net assets	27,898,871

A-Class:
Net assets	$2,366,480
Capital shares outstanding	22,565
Net asset value per share	$104.87

Maximum offering price per share*	$110.10

C-Class:
Net assets	$1,393,195
Capital shares outstanding	13,734
Net asset value per share	$101.44

H-Class:
Net assets	$24,139,196
Capital shares outstanding	230,152
Net asset value per share	$104.88

Investments, at cost	$13,029,775
Repurchase agreements, at cost	11,777,758

Total cost	$24,807,533
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Dividends (net of foreign withholding tax of $21)	$111,962
Interest	14,814

Total investment income	126,776

Expenses:
Management fees	186,527
Transfer agent and administrative fees	51,813
Distribution and Service Fees:
A-Class	3,311
C-Class	11,894
H-Class	45,528
Portfolio accounting fees	31,094
Trustees’ fees**	2,780
Registration fees	18,103
Miscellaneous	33,216

Total expenses	384,266

Net investment loss	(257,490)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Investment securities	504,454
Equity index swaps	658,857
Futures	650,032

Net realized gain	1,813,343

Net unrealized appreciation (depreciation)
during the period on:
Investment securities	(956,768)
Equity index swaps	(1,689,405)
Futures	(983,754)

Net unrealized depreciation	(3,629,927)

Net loss	(1,816,584)

Net decrease in net assets resulting from operations	$(2,074,074)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	73

  RUSSELL 2000® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(257,490)	$(353,553)
Net realized gain during the year or period on investments	1,813,343	4,563,491
Net unrealized appreciation (depreciation) during the year or period on investments	(3,629,927)	2,601,190

Net increase (decrease) in net assets resulting from operations	(2,074,074)	6,811,128

Capital share transactions:
Proceeds from sale of shares
A-Class	4,936,065	7,487,399
C-Class	65,083,856	265,551,520
H-Class	801,073,108	1,815,157,742
Cost of shares redeemed
A-Class	(4,008,723)	(7,266,308)
C-Class	(66,518,186)	(264,563,345)
H-Class	(797,409,920)	(1,824,862,744)

Net increase (decrease) from capital share transactions	3,156,200	(8,495,736)

Net increase (decrease) in net assets	1,082,126	(1,684,608)

Net assets:
Beginning of year or period	26,816,745	28,501,353

End of year or period	$27,898,871	$26,816,745

Accumulated net investment loss at end of year or period	$(264,399)	$(6,909)

Capital share activity:
Shares sold
A-Class	37,942	101,440
C-Class	539,124	3,410,136
H-Class	6,406,394	23,698,663
Shares redeemed
A-Class	(32,024)	(95,895)
C-Class	(553,644)	(3,400,227)
H-Class	(6,368,274)	(23,832,167)
74	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

1

 RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,
A-Class	2010	[a]	2009	[f]	2008 [f]	2007 [f]	2006	[b,f]
Per Share Data
Net asset value, beginning of period	$113.55		$80.46		$239.10	$279.90	$250.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.74)		(.83)		(.10)	3.90	.70
Net gain (loss) on securities (realized and unrealized)	(7.94)		33.92		(158.44)	(43.00)	33.00

Total from investment operations	(8.68)		33.09		(158.54)	(39.10)	33.70

Less distributions:
Dividends from net investment income	—		—		—	(.30)	(.50)
Distributions from realized gains	—		—		—	(1.40)	(3.30)
Return of capital	—		—		(.10)	—	—

Total distributions	—		—		(.10)	(1.70)	(3.80)

Net asset value, end of period	$104.87		$113.55		$80.46	$239.10	$279.90

Total Return[d]	(7.64%	)	41.13%		(66.27% )	(14.00% )	13.49%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,366		$1,890		$893	$588	$595

Ratios to average net assets:
Net investment income (loss)	(1.18%	)	(1.00%	)	(0.05% )	1.41%	0.46%	[h]
Total expenses[e]	1.82%		1.87%		1.75%	1.71%	1.69%	[h]

Portfolio turnover rate	54%		335%		631%	833%	221%

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,
C-Class	2010	[a]	2009	[f]	2008 [f]	2007 [f]	2006	[b,f]
Per Share Data
Net asset value, beginning of period	$110.27		$78.83		$236.20	$278.50	$250.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(1.18)		(1.32)		(1.20)	1.70	(.20)
Net gain (loss) on securities (realized and unrealized)	(7.65)		32.76		(156.07)	(42.30)	32.50

Total from investment operations	(8.83)		31.44		(157.27)	(40.60)	32.30

Less distributions:
Dividends from net investment income	—		—		—	(.30)	(.50)
Distributions from realized gains	—		—		—	(1.40)	(3.30)
Return of capital	—		—		(.10)	—	—

Total distributions	—		—		(.10)	(1.70)	(3.80)

Net asset value, end of period	$101.44		$110.27		$78.83	$236.20	$278.50

Total Return[d]	(8.01%	)	39.88%		(66.58% )	(14.61% )	12.93%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,393		$3,116		$1,446	$1,938	$1,100

Ratios to average net assets:
Net investment income (loss)	(1.95%	)	(1.77%	)	(0.78% )	0.62%	(0.12%	) [h]
Total expenses[e]	2.60%		2.63%		2.50%	2.45%	2.44%	[h]

Portfolio turnover rate	54%		335%		631%	833%	221%
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	75

2

 RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended		Year Ended	Year Ended	Year Ended
	June 30,		December 31,		December 31,	December 31,	December 31,
H-Class	2010	[a]	2009	[f]	2008 [f]	2007 [f]	2006	[b,f]
Per Share Data
Net asset value, beginning of period	$113.58		$80.37		$239.40	$280.00	$250.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.76)		(.81)		.04	3.60	1.00
Net gain (loss) on securities (realized and unrealized)	(7.94)		34.02		(158.97)	(42.50)	32.80

Total from investment operations	(8.70)		33.21		(158.93)	(38.90)	33.80

Less distributions:
Dividends from net investment income	—		—		—	(.30)	(.50)
Distributions from realized gains	—		—		—	(1.40)	(3.30)
Return of capital	—		—		(.10)	—	—
Total distributions	—		—		(.10)	(1.70)	(3.80)

Net asset value, end of period	$104.88		$113.58		$80.37	$239.40	$280.00

Total Return[d]	(7.65%	)	41.32%		(66.35% )	(13.92% )	13.53%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$24,139		$21,811		$26,162	$58,141	$60,668

Ratios to average net assets:
Net investment income (loss)	(1.20%	)	(1.00%	)	0.03%	1.28%	0.67%	[h]
Total expenses[e]	1.81%		1.84%		1.75%	1.70%	1.70%	[h]

Portfolio turnover rate	54%		335%		631%	833%	221%

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: May 31, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Per share amounts for the period: May 31, 2006 – April 19, 2009 have been restated to reflect a 1:10 reverse stock split effective April 20, 2009.

[g]	Annualized
76	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

3

FUND PROFILE (Unaudited)

INVERSE RUSSELL 2000® 2x STRATEGY FUND
OBJECTIVE: Seeks investment results that will match the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000 Index (the “underlying index”).

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as equity index swap agreements, futures contracts, and options on index futures.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	77

SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2010
 INVERSE RUSSELL 2000® 2x STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS(b),† - 67.5%
UBS Financial Services, Inc. issued 06/30/10 at 0.01% due 07/01/10	$24,914,735	$24,914,735
Credit Suisse Group issued 06/30/10 at 0.01% due 07/01/10	963,409	963,409

Total Repurchase Agreements (Cost $25,878,144)		25,878,144

Total Investments - 67.5% (Cost $25,878,144)		$25,878,144

Cash & Other Assets, Less Liabilities – 32.5%		12,382,517

Total Net Assets – 100.0%		$38,260,661

		UNREALIZED
	CONTRACTS	GAIN

FUTURE CONTRACTS SOLD SHORT(a)
September 2010 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $7,649,460)	126	$298,144

	UNITS
EQUITY INDEX SWAP AGREEMENTS(b)
Credit Suisse Capital LLC July 2010 Russell 2000 Index Swap, Terminating 07/30/10†† (Notional Market Value $63,570,377)	104,301	$564,754
Goldman Sachs International July 2010 Russell 2000 Index Swap, Terminating 07/26/10†† (Notional Market Value $3,317,562)	5,443	173,493
Morgan Stanley Capital Services, Inc. July 2010 Russell 2000 Index Swap, Terminating 07/30/10†† (Notional Market Value $1,887,229)	3,096	110,998

(Total Notional Market Value $68,775,168)		$849,245

†	Repurchase Agreements — See Note 6.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
78	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE RUSSELL 2000® 2x STRATEGY FUND
STATEMENT OF ASSETS
AND LIABILITIES (Unaudited)
June 30, 2010

Assets:
Repurchase agreements, at value	$25,878,144

Total investments	25,878,144
Segregated cash with broker	10,622,330
Cash	105
Unrealized appreciation on swap agreements	849,245
Receivable for swap settlement	285,037
Variation margin	30,430
Fund shares sold	3,979,307

Total assets	41,644,598

Liabilities:
Fund shares redeemed	3,304,223
Management fees	24,883
Custodian fees	912
Transfer agent/maintenance fees	6,912
Distribution and service fees	9,608
Portfolio accounting fees	4,147
Other	33,252

Total liabilities	3,383,937

Net assets	$38,260,661

Net assets consist of:
Paid in capital	105,150,554
Accumulated net investment loss	(327,273)
Accumulated net realized loss on sale of investments	(67,710,009)
Net unrealized appreciation in value of investments	1,147,389

Net assets	38,260,661

A-Class:
Net assets	$2,444,961
Capital shares outstanding	180,550
Net asset value per share	$13.54

Maximum offering price per share*	$14.22

C-Class:
Net assets	$6,142,495
Capital shares outstanding	472,191
Net asset value per share	$13.01

H-Class:
Net assets	$29,673,205
Capital shares outstanding	2,199,865
Net asset value per share	$13.49

Repurchase agreements, at cost	25,878,144

Total cost	$25,878,144
STATEMENT OF
OPERATIONS (Unaudited)
For the Six Months Ended June 30, 2010

Investment Income:
Interest	$24,219

Total investment income	24,219

Expenses:
Management fees	168,501
Transfer agent and administrative fees	46,806
Distribution and Service Fees:
A-Class	1,739
C-Class	15,114
H-Class	41,290
Portfolio accounting fees	28,084
Trustees’ fees**	2,483
Registration fees	28,066
Miscellaneous	19,409

Total expenses	351,492

Net investment loss	(327,273)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) during the period on:
Equity index swaps	(5,728,742)
Futures	(2,232,941)

Net realized loss	(7,961,683)

Net unrealized appreciation (depreciation) during the period on:
Equity index swaps	1,964,743
Futures	224,128

Net unrealized appreciation	2,188,871

Net loss	(5,772,812)

Net decrease in net assets resulting from operations	$(6,100,085)

* Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).

** Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	79

 INVERSE RUSSELL 2000® 2x STRATEGY FUND
STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended	Year
	June 30,	Ended
	2010	December 31,
	(Unaudited)	2009

Increase (Decrease) In Net Assets From Operations:
Net investment loss	$(327,273)	$(884,028)
Net realized loss during the year or period on investments	(7,961,683)	(51,752,635)
Net unrealized appreciation during the year or period on investments	2,188,871	2,110,947

Net decrease in net assets resulting from operations	(6,100,085)	(50,525,716)

Distributions to shareholders from:
Net investment income
Net realized gain
A-Class	—	(1,204)
C-Class	—	(1,662)
H-Class	—	(33,657)

Total distributions to shareholders	—	(36,523)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,733,624	12,379,576
C-Class	84,263,883	361,147,688
H-Class	664,730,315	2,141,198,789
Distributions reinvested
A-Class	—	838
C-Class	—	1,497
H-Class	—	32,683
Cost of shares redeemed
A-Class	(4,412,451)	(11,274,910)
C-Class	(79,870,719)	(353,435,919)
H-Class	(671,470,983)	(2,096,010,685)

Net increase from capital share transactions	(1,026,331)	54,039,557

Net increase in net assets	(7,126,416)	3,477,318

Net assets:
Beginning of year or period	45,387,077	41,909,759

End of year or period	$38,260,661	$45,387,077

Accumulated net investment loss at end of year or period	$(327,273)	$—

Capital share activity:
Shares sold
A-Class	454,325	524,596
C-Class	6,972,476	16,665,899
H-Class	53,540,667	93,776,977
Shares reinvested
A-Class	—	53
C-Class	—	99
H-Class	—	2,092
Shares redeemed
A-Class	(368,716)	(484,194)
C-Class	(6,650,422)	(16,559,615)
H-Class	(54,225,602)	(91,977,514)
80	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

 INVERSE RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
A-Class	2010[a]	2009	2008	2007	2006[b]
Per Share Data
Net asset value, beginning of period	$14.59	$35.62	$40.34	$40.73	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)	(.41)	.70	1.48	.79
Net gain (loss) on securities (realized and unrealized)	(.95)	(20.61)	11.41	(.69)	(9.49)

Total from investment operations	(1.05)	(21.02)	12.11	.79	(8.70)

Less distributions:
Dividends from net investment income	—	—	(2.11)	(1.18)	(.57)
Distributions from realized gains	—	(.01)	(14.72)	—	—

Total distributions	—	(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$13.54	$14.59	$35.62	$40.34	$40.73

Total Return[d]	(7.20% )	(59.01% )	25.10%	2.07%	(17.39%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,445	$1,385	$1,941	$40,656	$9,138

Ratios to average net assets:
Net investment income (loss)	(1.67% )	(1.70% )	1.50%	3.74%	3.15%	[g]
Total expenses[e]	1.80%	1.83%	2.39%	2.06%	1.76%	[g]
Operating expenses[f]	1.80%	1.83%	1.78%	1.70%	1.76%	[g]

Portfolio turnover rate	—	—	174%	109%	—

	Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	June 30,	December 31,	December 31,	December 31,	December 31,
C-Class	2010[a]	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$14.03	$34.49	$39.87	$40.54	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.13)	(.54)	(.16)	1.08	.59
Net gain (loss) on securities (realized and unrealized)	(.89)	(19.91)	11.61	(.57)	(9.48)

Total from investment operations	(1.02)	(20.45)	11.45	.51	(8.89)

Less distributions:
Dividends from net investment income	—	—	(2.11)	(1.18)	(.57)
Distributions from realized gains	—	(.01)	(14.72)	—	—

Total distributions	—	(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$13.01	$14.03	$34.49	$39.87	$40.54

Total Return[d]	(7.27% )	(59.29% )	23.72%	1.39%	(17.77%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,142	$2,107	$1,509	$3,852	$1,605

Ratios to average net assets:
Net investment income (loss)	(2.48% )	(2.44% )	(0.35% )	2.81%	2.13%	[g]
Total expenses[e]	2.63%	2.59%	3.08%	2.66%	2.43%	[g]
Operating expenses[f]	2.63%	2.59%	2.51%	2.44%	2.43%	[g]

Portfolio turnover rate	—	—	174%	109%	—
See Notes to Financial Statements.	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	81

 INVERSE RUSSELL 2000® 2x STRATEGY FUND
FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

	Period Ended		Year Ended	Year Ended	Year Ended	Year Ended
	June 30,		December 31,	December 31,	December 31,	December 31,
H-Class	2010	[a]	2009	2008	2007	2006
Per Share Data
Net asset value, beginning of period	$14.52		$35.50	$40.37	$40.73	$50.00

Income (loss) from investment operations:
Net investment income (loss)[c]	(.10)		(.38)	.19	1.40	.79
Net gain (loss) on securities (realized and unrealized)	(.93)		(20.59)	11.77	(.58)	(9.49)

Total from investment operations	(1.03)		(20.97)	11.96	.82	(8.70)

Less distributions:
Dividends from net investment income	—		—	(2.11)	(1.18)	(.57)
Distributions from realized gains	—		(.01)	(14.72)	—	—

Total distributions	—		(.01)	(16.83)	(1.18)	(.57)

Net asset value, end of period	$13.49		$14.52	$35.50	$40.37	$40.73

Total Return[d]	(7.09%	)	(59.07% )	24.71%	2.15%	(17.39%	)

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$29,673		$41,895	$38,460	$77,331	$54,584

Ratios to average net assets:
Net investment income (loss)	(1.68%	)	(1.70% )	0.42%	3.60%	2.90%	[g]
Total expenses[e]	1.81%		1.83%	2.32%	1.91%	1.69%	[g]
Operating expenses[f]	1.81%		1.83%	1.77%	1.71%	1.69%	[g]

Portfolio turnover rate	—		—	174%	109%	—

[a]	Unaudited figures for the six months ended June 30, 2010. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

[b]	Since commencement of operations: May 31, 2006.

[c]	Net investment income (loss) was computed using average shares outstanding throughout the period.

[d]	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

[e]	Total expense information reflects expense ratios absent expense reductions by the Investment Manager and custodian earnings credits, as applicable.

[f]	Operating Expenses exclude interest and dividend expense from securities sold short.

[g]	Annualized
82	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.    Organization and Significant Accounting Policies
Organization
The Rydex Dynamic Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company, and is authorized to issue an unlimited number of shares (no par value). The Trust offers three classes of shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% contingent deferred sales charge (“CDSC”) if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At June 30, 2010, the Trust consisted of eight separate Funds: the S&P 500 2x Strategy Fund, the Inverse S&P 500 2x Strategy Fund, the NASDAQ-100® 2x Strategy Fund, the Inverse NASDAQ-100® 2x Strategy Fund, the Dow 2x Strategy Fund, the Inverse Dow 2x Strategy Fund, the Russell 2000® 2x Strategy Fund, and the Inverse Russell 2000® 2x Strategy Fund (the “Funds”). Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the June 30, 2010 afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the their last bid price for twice-a-day pricing or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued as of the spot price at 10:45 a.m. on the valuation date for the morning pricing cycle. Financial futures contracts are valued at the last quoted sales price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
The value of domestic equity index swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. This is determined for the morning pricing cycle by either marking the agreements to the first 10:45 a.m. tick of the relevant index or, if there is a morning trade, to the “fill”. Likewise for the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap’s market values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good

THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	83

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and record this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund.
The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
G. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
H. The Trust may enter into domestic equity index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to

84	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.
I. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
J. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
K. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees relating to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to specific Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
L. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.    Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments, including options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or

THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	85

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3.    Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles require enhanced disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations. None of the derivatives currently held by the Funds are being used as hedging instruments.
Certain Funds seek to gain exposure to their respective benchmarks by investing in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures, and equity securities. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis
S&P 500 2x Strategy Fund	130%
Inverse S&P 500 2x Strategy Fund	200%
NASDAQ-100® 2x Strategy Fund	130%
Inverse NASDAQ-100® 2x Strategy Fund	200%
Dow 2x Strategy Fund	135%
Inverse Dow 2x Strategy Fund	200%
Russell 2000® 2x Strategy Fund	135%
Inverse Russell 2000® 2x Strategy Fund	200%
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of June 30, 2010:

Location on the Statements of Assets and Liabilities

Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
	Unrealized Appreciation on Swap Agreements	Unrealized Depreciation on Swap Agreements
The following is a summary of the Fund’s derivative investments not accounted for as hedging investments under SFAS 133, categorized by primary risk exposure as of June 30, 2010:

Asset Derivative Investments Value
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	June 30, 2010
S&P 500 2x Strategy Fund	$—	$—	$—
Inverse S&P 500 2x Strategy Fund	4,148,908	6,578,950	10,727,858
NASDAQ-100® 2x Strategy Fund	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	665,895	3,015,262	3,681,157
Dow 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	103,162	1,884,646	1,987,808
Russell 2000® 2x Strategy Fund	—	—	—
Inverse Russell 2000® 2x Strategy Fund	298,144	849,245	1,147,389
86	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Liability Derivative Investments Value
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts*	Contracts	June 30, 2010
S&P 500 2x Strategy Fund	$326,886	$2,512,343	$2,839,229
Inverse S&P 500 2x Strategy Fund	—	—	—
NASDAQ-100® 2x Strategy Fund	2,003,064	4,894,536	6,897,600
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—
Dow 2x Strategy Fund	461,312	271,663	732,975
Inverse Dow 2x Strategy Fund	—	—	—
Russell 2000® 2x Strategy Fund	895,129	633,598	1,528,727
Inverse Russell 2000® 2x Strategy Fund	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of June 30, 2010:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts and equity index swaps
Change in net unrealized appreciation (depreciation) on futures contracts and swaps equity index swaps
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of June 30, 2010:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts	Contracts	June 30, 2010
S&P 500 2x Strategy Fund	$2,640,106	$(1,361,398)	$1,278,708
Inverse S&P 500 2x Strategy Fund	(10,063,600)	964,391	(9,099,209)
NASDAQ-100® 2x Strategy Fund	(1,785,219)	2,754,433	969,214
Inverse NASDAQ-100® 2x Strategy Fund	113,251	(3,230,875)	(3,117,624)
Dow 2x Strategy Fund	22,702	271,020	293,722
Inverse Dow 2x Strategy Fund	1,188,598	(203,580)	985,018
Russell 2000® 2x Strategy Fund	650,032	658,857	1,308,889
Inverse Russell 2000® 2x Strategy Fund	(2,232,941)	(5,728,742)	(7,961,683)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Swaps
	Equity	Equity	Total Value at
Fund	Contracts	Contracts	June 30, 2010
S&P 500 2x Strategy Fund	$557,603	$(3,062,269)	$(2,504,666)
Inverse S&P 500 2x Strategy Fund	4,038,215	6,529,856	10,568,071
NASDAQ-100® 2x Strategy Fund	(3,819,354)	(14,115,190)	(17,934,544)
Inverse NASDAQ-100® 2x Strategy Fund	637,238	7,012,342	7,649,580
Dow 2x Strategy Fund	(324,241)	(550,681)	(874,922)
Inverse Dow 2x Strategy Fund	(1,955)	2,411,430	2,409,475
Russell 2000® 2x Strategy Fund	(983,754)	(1,689,405)	(2,673,159)
Inverse Russell 2000® 2x Strategy Fund	224,128	1,964,743	2,188,871
4.    Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of each of the Funds.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	87

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each of the Funds. Rydex Investments also provides accounting services to the Trust for fees calculated at an annualized rate of 0.15% of the average daily net assets of each Fund.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as accounting and auditing services, legal services, printing and mailing, etc. on a pass-through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Organizational and setup costs for new Funds are paid by the Trust. The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor will, in turn, pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing ongoing services to the shareholder. The annual 0.75% distribution fee reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the period ended June 30, 2010, the Distributor retained sales charges of $68,578,40 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments.
5.    Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.
Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2005 – 2009), and has concluded that no provision for income tax is required in the Funds’ financial statements. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This includes net operating losses not utilized during the current period and capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
At June 30, 2010, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund Name	Cost	Gain	Loss	Gain (Loss)
S&P 500 2x Strategy Fund	$81,626,856	$7,912,076	$(206,788)	$7,705,288
Inverse S&P 500 2x Strategy Fund	126,837,756	16,190	(5,875)	10,315
NASDAQ-100® 2x Strategy Fund	82,659,396	46,328,775	(1,386,489)	44,942,286
Inverse NASDAQ-100® 2x Strategy Fund	55,467,465	83	—	83
Dow 2x Strategy Fund	17,398,352	1,531,157	(97,475)	1,433,682
Inverse Dow 2x Strategy Fund	35,950,386	—	—	—
Russell 2000® 2x Strategy Fund	27,740,873	2,379,122	(617,943)	1,761,179
Inverse Russell 2000® 2x Strategy Fund	25,878,144	—	—	—
88	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

6.    Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at June 30, 2010, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

UBS Financial Services, Inc.	0.01% due 07/01/10	$200,000,000	$200,000,000	$200,000,222
Credit Suisse Group	0.01% due 07/01/10	$7,733,649	7,733,649	7,733,657

			$207,733,649	$207,733,879

At June 30, 2010, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. TIP Notes	01/15/11-04/15/11	1.50% - 1.75%	$171,098,200	$204,005,289
U.S. Treasury Notes	04/15/13-12/31/13	2.38% - 3.50%	7,702,000	7,889,512

				$211,894,801

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
7.    Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	89

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following table summarizes the inputs used to value the Funds’ net assets at June 30, 2010:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total
Assets
S&P 500 2x Strategy Fund	$68,339,718	$—	$20,992,426	$—	$89,332,144
Inverse S&P 500 2x Strategy Fund	—	4,148,908	126,848,070	6,578,950	137,575,928
NASDAQ-100® 2x Strategy Fund	112,804,067	—	14,797,615	—	127,601,682
Inverse NASDAQ-100® 2x Strategy Fund	—	665,895	55,467,547	3,015,262	59,148,704
Dow 2x Strategy Fund	14,859,639		3,972,397	—	18,832,036
Inverse Dow 2x Strategy Fund	—	103,162	35,950,386	1,884,646	37,938,194
Russell 2000® 2x Strategy Fund	17,717,051	—	11,777,758	—	29,494,809
Inverse Russell 2000® 2x Strategy Fund	—	298,144	25,878,144	849,245	27,025,533

Liabilities
S&P 500 2x Strategy Fund	—	326,886	—	2,512,343	2,839,229
Inverse S&P 500 2x Strategy Fund	—	—	—	—	—
NASDAQ-100® 2x Strategy Fund	—	2,003,064	—	4,894,536	6,897,600
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	—	—
Dow 2x Strategy Fund	—	461,312	—	271,663	732,975
Inverse Dow 2x Strategy Fund	—	—	—	—	—
Russell 2000® 2x Strategy Fund	—	895,129	—	633,598	1,528,727
Inverse Russell 2000® 2x Strategy Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
The Funds adopted updated provisions surrounding fair value measurements and disclosures effective December 31, 2009. This update applies to the Funds’ disclosures about transfers in and out of Level 1 and Level 2 of the fair value hierarchy and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 fair value hierarchy.
As of the period ended June 30, 2010, there were no securities transferred from Level 1 to Level 2 and no securities transferred from Level 2 to Level 1.
8.    Securities Transactions
During the period ended June 30, 2010 purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

		Inverse		Inverse
	S&P 500 2x	S&P 500 2x	NASDAQ-100® 2x	NASDAQ-100® 2x
	Strategy Fund	Strategy Fund	Strategy Fund	Strategy Fund
Purchases	$55,465,159	$—	$95,758,151	$—
Sales	89,206,672	—	144,145,544	—

		Inverse		Inverse
	Dow 2x	Dow 2x	Russell 2000® 2x	Russell 2000®
	Strategy Fund	Strategy Fund	Strategy Fund	2x Strategy Fund
Purchases	$18,479,599	$—	$10,262,052	$—
Sales	27,237,423	—	10,594,080	—
9.    Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2011. As of and for the period ended June 30, 2010, the Funds did not have any outstanding borrowings under this agreement.
90	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited) (concluded)

10.    Subsequent Events
Management has evaluated events or transactions that may have occurred since June 30, 2010, that would merit recognition or disclosure in the financial statements.
Guggenheim SBC Holdings, LLC (“Guggenheim SBC Holdings”), an investor group managed by Guggenheim Partners, LLC (“Guggenheim”), acquired control of Security Benefit Corporation (“SBC”), the parent company of Rydex Advisors, LLC (formerly PADCO Advisors, Inc.), the Funds’ investment adviser (the “Investment Adviser”), pursuant to an agreement entered between SBC and Guggenheim SBC Holdings. Under the agreement, Guggenheim SBC Holdings received a 100% ownership stake in SBC and consequently acquired control of the Investment Adviser (the “Purchase Transaction”). Guggenheim is a global, independent, privately held, diversified financial services firm with more than $100 billion in assets under supervision. The Purchase Transaction is not expected to result in material changes to the day-to-day management and operations of the Funds or any increase in fees. The Purchase Transaction closed on July 30, 2010.
Under the Investment Company Act of 1940, the closing of the Purchase Transaction had the effect of terminating the Funds’ investment advisory agreements with the Investment Advisers and any investment sub-advisory agreements entered on behalf of a Fund (together, the “Previous Agreements”). New investment advisory and sub-advisory agreements (“New Agreements”) were approved by Fund shareholders in a series of special meetings of shareholders. The terms of the New Agreements are substantially identical to the corresponding Previous Agreements, except with respect to the date of execution.
Effective July 30, 2010, the Funds’ distributor, Rydex Distributors, Inc., a Maryland corporation, became Rydex Distributors, LLC, a Kansas limited liability company, and Rydex Fund Services, Inc., the Funds’ transfer agent, became Rydex Fund Services, LLC, a Kansas limited liability company.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	91

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended March 31 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Proxy Results
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds voted on whether to approve a new investment advisory agreement between Rydex Dynamic Funds and Rydex Advisors, LLC. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained
S&P 500 2x Strategy Fund	3,349,752	91,969	196,319
Inverse S&P 500 2x Strategy Fund	4,395,159	203,332	278,686
NASDAQ-100® 2x Strategy Fund	1,123,154	59,159	59,045
Inverse NASDAQ-100® 2x Strategy Fund	6,631,565	492,446	610,540
Dow 2x Strategy Fund	911,532	13,491	44,532
Inverse Dow 2x Strategy Fund	1,403,207	29,079	56,128
Russell 2000® 2x Strategy Fund	96,706	12,880	6,092
Inverse Russell 2000® 2x Strategy Fund	1,926,735	41,395	126,649
At a special meeting of shareholders held on June 18, 2010, the shareholders of the Funds also voted on whether to approve a change to a fundamental investment policy on borrowing money, consistent with applicable law. A description of the number of shares voted is as follows:

		Shares	Shares
Fund	Shares For	Against	Abstained
S&P 500 2x Strategy Fund	3,197,362	217,886	222,790
Inverse S&P 500 2x Strategy Fund	4,286,672	297,203	293,303
NASDAQ-100® 2x Strategy Fund	1,096,927	87,951	56,480
Inverse NASDAQ-100® 2x Strategy Fund	6,242,077	848,930	643,545
Dow 2x Strategy Fund	898,817	26,380	44,357
Inverse Dow 2x Strategy Fund	1,376,950	55,632	55,832
Russell 2000® 2x Strategy Fund	94,991	13,413	7,274
Inverse Russell 2000® 2x Strategy Fund	1,861,539	92,348	140,891
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.
92	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1.800.820.0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.

INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	144
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	144
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	144
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	144
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	144
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	144
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	144
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	93

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partner, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
94	|	THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

EXECUTIVE OFFICERS Continued

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present);
Secretary of Security Global Investors, Inc. (2007 to present);

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a)(19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
THE RYDEX | SGI DYNAMIC FUNDS SEMI-ANNUAL REPORT	|	95

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

This page intentionally left blank.

Item 2. Code of Ethics.
Not applicable at this time.
Item 3. Audit Committee Financial Expert.
Not applicable at this time.
Item 4. Principal Accountant Fees and Services.
Not applicable at this time.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a)     Based on their evaluation on September 3, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Advisors, LLC (“RA” or the “Advisor”), the investment advisor and manager of the Trust, or Rydex Distributors, LLC. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RA on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RA, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)     There were no significant changes in the Trust’s or RA’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b)     A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Richard M. Goldman, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 3, 2010
/s/ Richard M. Goldman
Richard M. Goldman,
President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: September 3, 2010
/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

EX. 12(b)(i)
CERTIFICATION
I, Richard M. Goldman, President of Rydex Dynamic Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 3, 2010

/s/ Richard M. Goldman
Richard M. Goldman,
President

EX. 12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Dynamic Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.
Dated: September 3, 2010

/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	September 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	September 3, 2010

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	September 3, 2010

* Print the name and title of each signing officer under his or her signature.